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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07452
                                   ---------------------------------------------


                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/09
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                          AIM V.I. BASIC BALANCED FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIBBA-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--65.40%

ADVERTISING--3.48%

Interpublic Group of Cos., Inc. (The) (b)                   90,597   $   373,260
--------------------------------------------------------------------------------
Omnicom Group Inc.                                          23,793       556,756
================================================================================
                                                                         930,016
================================================================================

AEROSPACE & DEFENSE--0.25%

Honeywell International Inc.                                 2,445        68,118
================================================================================

APPAREL RETAIL--0.70%

Gap, Inc. (The)                                             14,323       186,056
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.43%

State Street Corp.                                          12,412       382,041
================================================================================

BREWERS--1.53%

Molson Coors Brewing Co. -Class B                           11,907       408,172
================================================================================

COMMUNICATIONS EQUIPMENT--1.38%

Nokia Oyj-ADR (Finland)                                     31,593       368,690
================================================================================

COMPUTER HARDWARE--2.28%

Dell Inc. (b)                                               64,342       609,962
================================================================================

CONSTRUCTION MATERIALS--0.94%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)                       40,068       250,425
================================================================================

CONSUMER FINANCE--2.37%

American Express Co.                                        28,424       387,419
--------------------------------------------------------------------------------
SLM Corp. (b)                                               49,333       244,199
================================================================================
                                                                         631,618
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.01%

Western Union Co.                                           21,481       270,016
================================================================================

DEPARTMENT STORES--2.08%

Kohl's Corp. (b)                                             8,882       375,886
--------------------------------------------------------------------------------
Nordstrom, Inc.                                             10,756       180,163
================================================================================
                                                                         556,049
================================================================================

DIVERSIFIED CAPITAL MARKETS--0.94%

UBS AG (Switzerland)(b)                                     26,695       251,734
================================================================================

EDUCATION SERVICES--0.54%

Apollo Group Inc. -Class A (b)                               1,842       144,284
================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.98%

Tyco Electronics Ltd.                                       23,617       260,732
================================================================================

GENERAL MERCHANDISE STORES--2.12%

Target Corp.                                                16,430       565,028
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--0.90%

Cardinal Health, Inc.                                        7,597   $   239,154
================================================================================

HEALTH CARE EQUIPMENT--1.23%

Baxter International Inc.                                    6,417       328,679
================================================================================

HOME IMPROVEMENT RETAIL--2.06%

Home Depot, Inc. (The)                                      23,339       549,867
================================================================================

HOTELS, RESORTS & CRUISE LINES--0.72%

Marriott International, Inc. -Class A                       11,687       191,199
================================================================================

HOUSEHOLD APPLIANCES--0.74%

Whirlpool Corp.                                              6,682       197,720
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--2.56%

Robert Half International, Inc.                             38,375       684,226
================================================================================

INDUSTRIAL CONGLOMERATES--1.30%

General Electric Co.                                         6,445        65,159
--------------------------------------------------------------------------------
Tyco International Ltd. (Switzerland)                       14,448       282,603
================================================================================
                                                                         347,762
================================================================================

INDUSTRIAL MACHINERY--2.33%

Illinois Tool Works Inc.                                    16,465       507,945
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                             8,326       114,899
================================================================================
                                                                         622,844
================================================================================

INVESTMENT BANKING & BROKERAGE--1.91%

Morgan Stanley                                              22,355       509,023
================================================================================

MANAGED HEALTH CARE--5.44%

Aetna Inc.                                                  24,443       594,698
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                     41,013       858,402
================================================================================
                                                                       1,453,100
================================================================================

MOVIES & ENTERTAINMENT--0.71%

Walt Disney Co. (The)                                       10,426       189,336
================================================================================

OIL & GAS DRILLING--0.42%

Transocean Ltd.  (Switzerland)(b)                            1,924       113,208
================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.02%

Halliburton Co.                                             16,532       255,750
--------------------------------------------------------------------------------
Schlumberger Ltd.                                            6,971       283,162
================================================================================
                                                                         538,912
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.36%

Bank of America Corp.                                       26,562       181,153
--------------------------------------------------------------------------------
Citigroup Inc.                                              58,846       148,880
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

JPMorgan Chase & Co.                                        21,293   $   565,968
================================================================================
                                                                         896,001
================================================================================

PACKAGED FOODS & MEATS--0.81%

Unilever N.V. (Netherlands)                                 11,006       217,507
================================================================================

PHARMACEUTICALS--1.63%

Sanofi-Aventis S.A. (France)                                 7,740       434,204
================================================================================

PROPERTY & CASUALTY INSURANCE--1.16%

XL Capital Ltd. -Class A                                    56,628       309,189
================================================================================

PUBLISHING--1.31%

McGraw-Hill Cos., Inc. (The)                                15,260       348,996
================================================================================

REGIONAL BANKS--0.26%

Fifth Third Bancorp                                         23,941        69,908
================================================================================

SEMICONDUCTOR EQUIPMENT--5.31%

ASML Holding N.V. (Netherlands)                             53,738       952,817
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                            23,177       463,540
================================================================================
                                                                       1,416,357
================================================================================

SEMICONDUCTORS--1.19%

Maxim Integrated Products, Inc.                             24,091       318,242
================================================================================

SPECIALIZED FINANCE--3.27%

Moody's Corp.                                               38,122       873,756
================================================================================

SYSTEMS SOFTWARE--2.73%

CA Inc.                                                     20,694       364,421
--------------------------------------------------------------------------------
Microsoft Corp.                                             19,847       364,590
================================================================================
                                                                         729,011
================================================================================
      Total Common Stocks & Other Equity
         Interests (Cost $28,186,793)                                 17,461,142
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED MORTGAGE--BACKED
   SECURITIES--15.17%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--4.73%

Pass Through Ctfs.,
   7.00%, 06/01/15 to 06/01/32                          $   91,842        99,419
--------------------------------------------------------------------------------
   7.50%, 11/01/30 to 05/01/31                              15,013        16,281
--------------------------------------------------------------------------------
   6.50%, 08/01/32                                           4,795         5,094
--------------------------------------------------------------------------------
   5.50%, 01/01/35 to 02/01/37                             499,787       519,983
--------------------------------------------------------------------------------

Pass Through Ctfs., TBA,
   4.50%, 04/01/39(c)(d)                                   100,000       102,094
--------------------------------------------------------------------------------
   5.50%, 04/01/39(c)(d)                                   500,000       518,828
================================================================================
                                                                       1,261,699
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--9.14%

Pass Through Ctfs.,
   7.50%, 11/01/15 to 03/01/31                          $   78,430   $    85,560
--------------------------------------------------------------------------------
   7.00%, 02/01/16 to 09/01/32                              25,446        27,073
--------------------------------------------------------------------------------
   6.50%, 07/01/16 to 10/01/35                              77,627        82,354
--------------------------------------------------------------------------------
   6.00%, 01/01/17 to 03/01/37                             301,450       315,480
--------------------------------------------------------------------------------
   5.50%, 03/01/21                                           1,237         1,292
--------------------------------------------------------------------------------
   8.00%, 08/01/21 to 12/01/23                              14,360        15,451
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.00%, 04/01/24(c)(d)                                   100,000       101,688
--------------------------------------------------------------------------------
   4.50%, 04/01/24 to 05/01/39(c)(d)                       300,000       307,844
--------------------------------------------------------------------------------
   5.00%, 04/01/24 to 04/01/39(c)(d)                     1,000,000     1,033,031
--------------------------------------------------------------------------------
   6.00%, 04/01/39(c)(d)                                   250,000       261,133
--------------------------------------------------------------------------------
   6.50%, 05/01/39(c)                                      200,000       209,906
================================================================================
                                                                       2,440,812
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--1.30%

Pass Through Ctfs.,

   7.50%, 06/15/23 to 10/15/31                              29,968        32,278
--------------------------------------------------------------------------------
   8.50%, 11/15/24                                          45,020        48,804
--------------------------------------------------------------------------------
   8.00%, 08/15/25                                           8,500         9,069
--------------------------------------------------------------------------------
   6.50%, 03/15/29 to 01/15/37                             243,854       256,245
================================================================================
                                                                         346,396
================================================================================
      Total U.S. Government Sponsored Mortgage--Backed
         Securities (Cost $3,989,967)                                  4,048,907
================================================================================

BONDS & NOTES--13.91%

AEROSPACE & DEFENSE--0.21%

Honeywell International Inc., Sr.
   Unsec. Unsub. Notes, 5.00%, 02/15/19                     55,000        55,072
================================================================================

BROADCASTING--1.33%

Cox Communications Inc., Bonds, 8.38%,
   03/01/39(e)                                              30,000        27,885
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec.
   Notes, 7.88%, 09/15/10(e)                                35,000        35,051
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Gtd. Notes, 10.15%,
   05/01/12                                                280,000       292,527
================================================================================
                                                                         355,463
================================================================================

CABLE & SATELLITE--0.54%

Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12                                 130,000       143,586
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.21%

American Express Credit Corp., Series C,
   Sr. Unsec. Floating Rate Medium--Term
   Notes, 1.92%, 05/27/10(f)                            $   40,000   $    37,777
--------------------------------------------------------------------------------
Capital One Capital III, Jr. Unsec. Gtd.
   Sub. Notes, 7.69%, 08/15/36                              50,000        17,250
================================================================================
                                                                          55,027
================================================================================

DIVERSIFIED BANKS--1.00%

Barclays Bank PLC (United
   Kingdom)--Series 1, Jr. Unsec. Sub.
   Yankee Bonds, 6.28% (f)(g)                              350,000       117,250
--------------------------------------------------------------------------------
Centura Capital Trust I, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.85%, 06/01/27(e)                                       50,000        48,084
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
   Kingdom)--Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 2.13%
   (f)(g)                                                  130,000        42,250
--------------------------------------------------------------------------------
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb., 1.94%, 08/29/87(f)                                 60,000        29,704
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)--Series B, Sr. Unsec. Sub.
   Floating Rate Euro Notes, 2.00%
   (f)(g)                                                  100,000        30,000
================================================================================
                                                                         267,288
================================================================================

DIVERSIFIED METALS & MINING--0.11%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium--Term Notes, 7.00%, 05/15/09                      29,000        29,214
--------------------------------------------------------------------------------

DRUG RETAIL--0.21%

Walgreen Co., Sr. Unsec. Global Notes,
   5.25%, 01/15/19                                          55,000        55,281
--------------------------------------------------------------------------------

ELECTRIC UTILITIES--0.06%

Carolina Power & Light Co., Sec. First
   Mortgage Bonds, 5.30%, 01/15/19                          15,000        15,191
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--0.11%

Procter & Gamble Co. (The), Unsec.
   Unsub. Global Notes, 3.50%, 02/15/15                     30,000        30,062
--------------------------------------------------------------------------------

INTEGRATED OIL & GAS--0.33%

ConocoPhillips, Sr. Unsec. Gtd. Global
   Notes, 6.50%, 02/01/39                                   45,000        43,996
--------------------------------------------------------------------------------
Marathon Oil Corp., Sr. Unsec. Notes,
   7.50%, 02/15/19                                          45,000        45,534
================================================================================
                                                                          89,530
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.73%

AT&T Inc., Sr. Unsec. Unsub. Global
   Notes, 6.55%, 02/15/39                                   25,000        22,820
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)

Verizon New York, Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33                               $   90,000   $    76,898
--------------------------------------------------------------------------------
Windstream Georgia Communications
   Corp., Sr. Unsec. Deb., 6.50%,
   11/15/13                                                 98,000        95,277
================================================================================
                                                                         194,995
================================================================================

INTERNET RETAIL--0.19%

Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13                            60,000        51,150
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--2.00%

Bear Stearns Cos. LLC (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   1.49%, 07/19/10(f)                                      180,000       171,792
--------------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec. Notes,
   5.88%, 06/08/14                                         230,000       175,896
--------------------------------------------------------------------------------
   6.45%, 06/08/27                                          50,000        28,273
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc., Sr. Unsec.
   Medium--Term Notes, 6.88%, 04/25/18                      85,000        66,654
--------------------------------------------------------------------------------
Morgan Stanley--Series F, Sr. Unsec.
   Medium--Term Global Notes, 5.95%,
   12/28/17                                                100,000        90,548
================================================================================
                                                                         533,163
================================================================================

LIFE & HEALTH INSURANCE--0.90%

MetLife, Inc., Global Notes, 7.72%,
   02/15/19                                                 75,000        67,981
--------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec.
   Sub. Global Notes, 8.88%, 06/15/38 (f)                   70,000        29,771
--------------------------------------------------------------------------------
Prudential Holdings, LLC--Series B, Sr.
   Sec. Bonds, (INS--Financial Security
   Assurance Inc.) 7.25%, 12/18/23(e)(h)                   190,000       143,706
================================================================================
                                                                         241,458
================================================================================

MORTGAGE BACKED SECURITIES--0.53%

U.S. Bank N.A., Sr. Unsec. Medium--Term
   Global Notes, 5.92%, 05/25/12                           138,676       140,906
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT--0.11%

Time Warner Cable, Inc., Sr. Unsec.
   Gtd. Global Notes, 6.75%, 07/01/18                       30,000        28,283
--------------------------------------------------------------------------------

MULTI--LINE INSURANCE--0.31%

Liberty Mutual Group, Inc., Jr. Gtd. Sub.
   Notes, 10.75%, 06/15/58(e)(f)                            45,000        20,982
--------------------------------------------------------------------------------
Nationwide Mutual Insurance Co., Unsec.
   Sub. Notes, 5.81%, 12/15/24(e)(f)                       100,000        61,779
================================================================================
                                                                          82,761
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.23%

Xerox Corp., Sr. Unsec. Notes, 5.65%,
   05/15/13                                             $   75,000   $    62,677
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.44%

Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 7.63%, 03/15/14                                   70,000        69,634
--------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
   8.00%, 05/03/19(e)                                       50,000        49,062
================================================================================
                                                                         118,696
================================================================================

OIL & GAS REFINING & MARKETING--0.14%

Western Power Distribution Holdings
   Ltd. (United Kingdom), Sr. Unsec.
   Unsub. Notes, 7.38%, 12/15/28(e)                         50,000        37,962
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.71%

Citigroup Inc., Sr. Unsec. Global
   Notes, 5.50%, 04/11/13                                   25,000        22,321
--------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec.
   Global Notes, 4.75%, 05/01/13                            65,000        63,975
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
   (United Kingdom), Unsec. Gtd. Sub.
   Euro Bonds, 8.00% (g)                                   130,000        48,100
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)--Series
   1999--2, Class A1, Sr. Unsec. Global
   Bonds, 9.69%, 08/15/09                                   56,000        56,361
--------------------------------------------------------------------------------
Twin Reefs Pass--Through Trust,
   Floating Rate Pass Through Ctfs.,
   1.39% (Acquired 12/07/04; Cost
   $90,000)(e)(f)(g)(i)                                     90,000           131
--------------------------------------------------------------------------------
Two--Rock Pass--Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   2.17% (Acquired 11/10/2006; Cost
   $100,118)(e)(f)(g)                                      100,000           145
================================================================================
                                                                         191,033
================================================================================

PACKAGED FOODS & MEATS--0.27%

Kraft Foods Inc., Sr. Unsec. Notes,
   6.88%, 01/26/39                                          75,000        72,904
================================================================================

PROPERTY & CASUALTY INSURANCE--1.17%

Chubb Corp. (The), Sr. Notes, 5.75%,
   05/15/18                                                 30,000        29,629
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Gtd. Bonds, 8.00%, 09/15/34(e)                   200,000       135,372
================================================================================
Oil Insurance Ltd., Notes, 7.56% (e)(f)(g)                 360,000       133,201
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)

QBE Insurance Group Ltd. (Australia),
   Sr. Unsec. Unsub. Bonds, 9.75%,
   03/14/14 (Acquired 12/30/08; Cost
   $13,981)(e)                                          $   14,000   $    13,893
================================================================================
                                                                         312,095
================================================================================

REGIONAL BANKS--0.47%

PNC Capital Trust C, Jr. Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities, 1.83%,
   06/01/28(f)                                             100,000        43,895
--------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17                                  110,000        82,738
================================================================================
                                                                         126,633
================================================================================

REINSURANCE--0.09%

Stingray Pass--Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/2005 - 11/03/05;
   Cost $196,200)(e)                                       200,000        23,500
================================================================================

RESEARCH & CONSULTING SERVICES--0.39%

Erac USA Finance Co., Unsec. Gtd.
   Notes, 5.80%, 10/15/12(e)                               130,000       104,772
================================================================================

SOVEREIGN DEBT--0.16%

United Mexican States (Mexico), Sr.
   Unsec. Global Notes, 5.88%, 02/17/14                     40,000        41,576
================================================================================

SPECIALTY CHEMICALS--0.09%

Valspar Corp., Sr. Unsec. Unsub.
   Notes, 5.63%, 05/01/12                                   25,000        23,361
================================================================================

TOBACCO--0.38%

Philip Morris International Inc., Sr.
   Unsec. Unsub. Global Notes, 5.65%,
   05/16/18                                                100,000       101,212
================================================================================

TRUCKING--0.49%

Stagecoach Transport Holdings PLC
   (The) (United Kingdom), Unsec.
   Unsub. Yankee Notes, 8.63%, 11/15/09                    130,000       129,641
================================================================================
      Total Bonds & Notes
         (Cost $5,126,378)                                             3,714,492
================================================================================

                                                          SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--2.23%

OFFICE SERVICES & SUPPLIES--2.23%

Pitney Bowes International Holdings Inc.,
   Series D, 4.85% Pfd.
   (Cost $578,455)                                               6       594,807
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
ASSET--BACKED SECURITIES--1.96%

COLLATERALIZED MORTGAGE OBLIGATIONS--1.96%

Citicorp Lease Pass--Through
   Trust--Series 1999--1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19(e)                    $  325,000   $   305,663
--------------------------------------------------------------------------------
Countrywide Asset--Backed Ctfs., Series
   2007--4, Class A1B, Pass Through
   Ctfs., 5.81%, 09/25/37                                   73,835        66,792
--------------------------------------------------------------------------------
Morgan Stanley Capital I--Series
   2008--T29, Class A1, Pass Through
   Ctfs., 6.23%, 01/11/43                                   54,530        51,819
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp.,
   Series 2007--4A, Floating Rate
   Notes, 0.62%, 04/25/12 (Acquired
   05/11/07; Cost $47,228)(e)(f)                            47,228        20,308
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
   Series 2007--OSI, Class A2, Floating
   Rate Pass Through Ctfs., 0.61%,
   06/25/37(f)                                             103,428        78,381
================================================================================
     Total Asset--Backed Securities
         (Cost $634,593)                                                 522,963
================================================================================

U.S. TREASURY NOTES--1.09%

      4.88%, 08/15/09 (j)                                   30,000        30,507
--------------------------------------------------------------------------------
      1.50%, 12/31/13                                      260,000       259,513
================================================================================
     Total U.S. Treasury Notes
        (Cost $288,847)                                                  290,020
================================================================================

MUNICIPAL OBLIGATIONS--0.39%

California (State of) Industry Urban
   Development Agency (Project No. 3);
   Series 2003 Taxable Allocation RB
   (INS--National Public Finance Guarantee
   Corp.), 6.10%, 05/01/24
   (Cost $127,708)(h)                                      125,000       104,977
================================================================================

                                                          SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--7.33%

Liquid Assets Portfolio -Institutional
   Class(k)                                                978,964       978,964
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(k)                  978,964       978,964
--------------------------------------------------------------------------------
     Total Money Market Funds
         (Cost $1,957,928)                                             1,957,928
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--107.48%
   (Cost $40,890,669)                                                 28,695,236
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(7.48)%                                (1,998,086)
================================================================================
NET ASSETS--100.00%                                                  $26,697,150
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
RB     -- Revenue Bonds
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  Security purchased on forward commitment basis.

(d)  This security is subject to dollar roll transactions. See Note 1D.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $1,161,496, which represented 4.35% of the Fund's Net Assets.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2009.

(g)  Perpetual bond with no specified maturity date.

(h) Principal and/or interest payments are secured by the bond insurance company listed.

(i) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at March 31, 2009 represented less than 0.01% of the Fund's Net Assets.

(j) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. BASIC BALANCED FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM V.I. BASIC BALANCED FUND

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. BASIC BALANCED FUND

H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. BASIC BALANCED FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN
INPUT LEVEL     SECURITIES     OTHER INVESTMENTS*
-------------------------------------------------
Level 1       $   18,767,359   $           10,996
-------------------------------------------------
Level 2            9,927,877               26,639
-------------------------------------------------
Level 3                   --                   --
=================================================
              $   28,695,236   $           37,635
=================================================

* Other investments include futures contracts and swap agreements, which are included at unrealized appreciation.

AIM V.I. BASIC BALANCED FUND

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------
                                                                          UNREALIZED
                              NUMBER OF       MONTH/                     APPRECIATION
CONTRACT                      CONTRACTS     COMMITMENT        VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes        6       June-2009/Long   $  712,594       $11,237
--------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       3       June-2009/Long      372,234          (241)
======================================================================================
   TOTAL                                                   $1,084,828       $10,996
======================================================================================

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                              OPEN CREDIT DEFAULT SWAP AGREEMENTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          IMPLIED      NOTIONAL    MARKET VALUE
                                              BUY/SELL    (PAY)/RECEIVE   EXPIRATION   CREDIT SPREAD    AMOUNT     UNREALIZED
REFERENCE ENTITY              COUNTERPARTY   PROTECTION     FIXED RATE       DATE           (a)          (000)    APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
CDX North America
   Investment Grade Index -
   Series 11                     UBS AG          Buy        (1.50)%(b)     12/20/13         2.35%       $3,000       $26,639
-------------------------------------------------------------------------------------------------------------------------------

(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)  Unamortized discount at period-end of $83,143.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $3,815,828 and $4,555,912, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $    732,594
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (13,661,444)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(12,928,850)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $41,624,086.

                            AIM V.I. BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIBVA-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.71%

ADVERTISING-5.29%

Interpublic Group of Cos., Inc. (The) (b)(c)            1,312,779   $  5,408,649
--------------------------------------------------------------------------------
Omnicom Group Inc.                                        323,607      7,572,404
================================================================================
                                                                      12,981,053
================================================================================

APPAREL RETAIL-1.03%

Gap, Inc. (The)                                           194,883      2,531,530
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.08%

State Street Corp.                                        165,870      5,105,479
================================================================================

BREWERS-2.24%

Molson Coors Brewing Co. -Class B                         160,131      5,489,291
================================================================================

COMMUNICATIONS EQUIPMENT-2.02%

Nokia -ADR (Finland)                                      424,248      4,950,974
================================================================================

COMPUTER HARDWARE-3.29%

Dell Inc. (c)                                             852,170      8,078,572
================================================================================

CONSTRUCTION MATERIALS-1.37%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)                     538,936      3,368,350
================================================================================

CONSUMER FINANCE-3.53%

American Express Co.                                      381,697      5,202,530
--------------------------------------------------------------------------------
SLM Corp. (c)                                             698,576      3,457,951
================================================================================
                                                                       8,660,481
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.49%

Western Union Co.                                         290,580      3,652,591
================================================================================

DEPARTMENT STORES-3.04%

Kohl's Corp. (c)                                          119,271      5,047,549
--------------------------------------------------------------------------------
Nordstrom, Inc. (b)                                       144,440      2,419,370
================================================================================
                                                                       7,466,919
================================================================================

DIVERSIFIED CAPITAL MARKETS-1.44%

UBS AG  (Switzerland)(b)(c)                               373,468      3,521,803
================================================================================

EDUCATION SERVICES-0.79%

Apollo Group Inc. -Class A (c)                             24,734      1,937,414
================================================================================

ELECTRONIC MANUFACTURING SERVICES-1.43%

Tyco Electronics Ltd.                                     317,138      3,501,204
================================================================================

GENERAL MERCHANDISE STORES-3.04%

Target Corp.                                              216,904      7,459,329
================================================================================

HEALTH CARE DISTRIBUTORS-1.34%

Cardinal Health, Inc.                                     104,187      3,279,807
================================================================================

HOME IMPROVEMENT RETAIL-2.96%

Home Depot, Inc. (The)                                    308,322      7,264,066
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-1.04%

Marriott International, Inc. -Class A (b)                 156,185   $  2,555,187
================================================================================

HOUSEHOLD APPLIANCES-1.12%

Whirlpool Corp. (b)                                        92,607      2,740,241
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-3.82%

Robert Half International, Inc. (b)                       524,849      9,358,058
================================================================================

INDUSTRIAL CONGLOMERATES-1.92%

General Electric Co.                                       90,134        911,255
--------------------------------------------------------------------------------
Tyco International Ltd.  (Switzerland)(c)                 194,314      3,800,782
================================================================================
                                                                       4,712,037
================================================================================

INDUSTRIAL MACHINERY-3.55%

Illinois Tool Works Inc. (b)                              231,462      7,140,603
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                          113,843      1,571,033
================================================================================
                                                                       8,711,636
================================================================================

INVESTMENT BANKING & BROKERAGE-2.79%

Morgan Stanley                                            300,199      6,835,531
================================================================================

LIFE SCIENCES TOOLS & SERVICES-1.99%

Waters Corp. (b)(c)                                       131,794      4,869,788
================================================================================

MANAGED HEALTH CARE-8.08%

Aetna Inc.                                                325,227      7,912,773
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                   568,342     11,895,398
================================================================================
                                                                      19,808,171
================================================================================

MOVIES & ENTERTAINMENT-1.09%

Walt Disney Co. (The)                                     147,771      2,683,521
================================================================================

OIL & GAS DRILLING-0.70%

Transocean Ltd.  (Switzerland)(c)                          29,010      1,706,948
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.87%

Halliburton Co.                                           233,368      3,610,203
--------------------------------------------------------------------------------
Weatherford International Ltd.
   (Switzerland)(c)                                       309,586      3,427,117
================================================================================
                                                                       7,037,320
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.11%

Bank of America Corp.                                     361,655      2,466,487
--------------------------------------------------------------------------------
Citigroup Inc.                                            834,097      2,110,265
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      299,417      7,958,504
================================================================================
                                                                      12,535,256
================================================================================

PACKAGED FOODS & MEATS-1.20%

Unilever N.V.  (Netherlands)                              148,766      2,940,005
================================================================================

PHARMACEUTICALS-2.46%

Sanofi-Aventis  (France)(b)                               107,736      6,043,847
================================================================================

PROPERTY & CASUALTY INSURANCE-1.81%

XL Capital Ltd. -Class A                                  812,851      4,438,166
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC VALUE FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PUBLISHING-1.91%

McGraw-Hill Cos., Inc. (The)                              204,926   $  4,686,658
================================================================================

REGIONAL BANKS-0.37%

Fifth Third Bancorp (b)                                   308,100        899,652
================================================================================

SEMICONDUCTOR EQUIPMENT-7.89%

ASML Holding N.V.  (Netherlands)(b)                       740,386     13,127,628
--------------------------------------------------------------------------------
KLA-Tencor Corp. (b)                                      310,716      6,214,320
================================================================================
                                                                      19,341,948
================================================================================

SEMICONDUCTORS-1.74%

Maxim Integrated Products, Inc.                           323,667      4,275,641
================================================================================

SPECIALIZED FINANCE-4.85%

Moody's Corp.                                             519,071     11,897,107
================================================================================

SYSTEMS SOFTWARE-4.02%

CA Inc.                                                   273,373      4,814,099
--------------------------------------------------------------------------------
Microsoft Corp.                                           274,039      5,034,096
================================================================================
                                                                       9,848,195
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $385,190,823)                                         237,173,776
================================================================================

MONEY MARKET FUNDS-2.93%

Liquid Assets Portfolio -Institutional Class(d)         3,586,641      3,586,641
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)               3,586,641      3,586,641
================================================================================
      Total Money Market Funds
         (Cost $7,173,282)                                             7,173,282
================================================================================
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-99.64% (Cost
   $392,364,105)                                                     244,347,058
================================================================================

INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES
   ON LOAN

MONEY MARKET FUNDS-16.19%

Liquid Assets Portfolio -Institutional
   Class (Cost $39,705,645)(d)(e)                      39,705,645     39,705,645
================================================================================
TOTAL INVESTMENTS-115.83%
   (Cost $432,069,750)                                               284,052,703
================================================================================
OTHER ASSETS LESS LIABILITIES-(15.83)%                               (38,823,402)
================================================================================
NET ASSETS-100.00%                                                  $245,229,301
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. BASIC VALUE FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM V.I. BASIC VALUE FUND
     arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $275,068,851
---------------------------------------
Level 2                 8,983,852
---------------------------------------
Level 3                        --
=======================================
                     $284,052,703
=======================================

AIM V.I. BASIC VALUE FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $12,930,802 and $18,758,478, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $  10,798,149
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (169,476,757)
=======================================================================================
Net unrealized appreciation (depreciation) of investment securities       $(158,678,608)
_______________________________________________________________________________________
=======================================================================================
Cost of investments for tax purposes is $442,731,311.

                       AIM V.I. CAPITAL APPRECIATION FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VICAP-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.39%

AEROSPACE & DEFENSE--9.66%

General Dynamics Corp.                                    148,022   $  6,156,235
--------------------------------------------------------------------------------
Honeywell International Inc.                              198,262      5,523,579
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     178,387     12,314,055
--------------------------------------------------------------------------------
Raytheon Co.                                              434,221     16,908,566
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                     76,099      2,483,871
--------------------------------------------------------------------------------
United Technologies Corp.                                 296,194     12,730,418
================================================================================
                                                                      56,116,724
================================================================================

APPAREL RETAIL--0.81%

Gap, Inc. (The)                                           364,047      4,728,971
================================================================================

APPLICATION SOFTWARE--2.85%

Adobe Systems Inc. (b)                                    432,370      9,248,395
--------------------------------------------------------------------------------
Amdocs Ltd. (b)                                           141,135      2,613,820
--------------------------------------------------------------------------------
Autodesk, Inc. (b)                                        138,621      2,330,219
--------------------------------------------------------------------------------
Intuit Inc. (b)                                            88,399      2,386,773
================================================================================
                                                                      16,579,207
================================================================================

BIOTECHNOLOGY--1.76%

Gilead Sciences, Inc. (b)                                 221,201     10,246,030
================================================================================

COMMUNICATIONS EQUIPMENT--3.52%

Cisco Systems, Inc. (b)                                   310,509      5,207,236
--------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                   493,558      5,759,822
--------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                       221,085      9,522,131
================================================================================
                                                                      20,489,189
================================================================================

COMPUTER HARDWARE--1.84%

Apple Inc. (b)                                             41,558      4,368,577
--------------------------------------------------------------------------------
International Business Machines Corp.                      65,122      6,309,671
================================================================================
                                                                      10,678,248
================================================================================

CONSTRUCTION & ENGINEERING--0.45%

Fluor Corp.                                                76,028      2,626,767
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.07%

MasterCard, Inc. -Class A                                  37,212      6,232,266
================================================================================

DIVERSIFIED METALS & MINING--0.34%

BHP Billiton Ltd. (Australia)                              87,889      1,958,095
================================================================================

EDUCATION SERVICES--0.47%

Apollo Group Inc. -Class A (b)                             34,692      2,717,424
================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.08%

Trimble Navigation Ltd. (b)                                32,218        492,291
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES--1.68%

Waste Management, Inc.                                    380,380   $  9,737,728
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.97%

Monsanto Co.                                               22,691      1,885,622
--------------------------------------------------------------------------------
Mosaic Co. (The)                                           45,551      1,912,231
--------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)                 22,902      1,850,711
================================================================================
                                                                       5,648,564
================================================================================

FOOD RETAIL--2.42%

Kroger Co. (The)                                          661,828     14,043,990
================================================================================

FOOTWEAR--0.35%

NIKE, Inc. -Class B                                        43,678      2,048,061
================================================================================

HEALTH CARE EQUIPMENT--12.19%

Baxter International Inc.                                 415,642     21,289,183
--------------------------------------------------------------------------------
Becton, Dickinson and Co.                                 321,448     21,614,164
--------------------------------------------------------------------------------
Medtronic, Inc.                                           474,690     13,989,114
--------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                                327,946     11,914,278
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                           66,372      2,020,364
================================================================================
                                                                      70,827,103
================================================================================

HEALTH CARE SERVICES--0.99%

Express Scripts, Inc. (b)                                  81,330      3,755,006
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                                     42,133      2,000,475
================================================================================
                                                                       5,755,481
================================================================================

HOUSEHOLD PRODUCTS--9.83%

Clorox Co. (The)                                           91,813      4,726,533
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     453,361     26,739,232
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                544,352     25,633,536
================================================================================
                                                                      57,099,301
================================================================================

HYPERMARKETS & SUPER CENTERS--1.19%

Wal-Mart Stores, Inc.                                     132,448      6,900,541
================================================================================

INSURANCE BROKERS--0.98%

Aon Corp.                                                 139,649      5,700,472
================================================================================

INTEGRATED OIL & GAS--1.09%

Exxon Mobil Corp.                                          30,840      2,100,204
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 76,424      4,252,996
================================================================================
                                                                       6,353,200
================================================================================

INTERNET SOFTWARE & SERVICES--1.76%

Google Inc. -Class A (b)                                   29,298     10,197,462
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL APPRECIATION FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--3.95%

Accenture Ltd. -Class A                                   598,955   $ 16,465,273
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. -Class A (b)         312,509      6,497,062
================================================================================
                                                                      22,962,335
================================================================================

MANAGED HEALTH CARE--0.34%

UnitedHealth Group Inc.                                    95,474      1,998,271
================================================================================

MULTI--LINE INSURANCE--0.35%

Assurant, Inc.                                             92,896      2,023,275
================================================================================

OIL & GAS DRILLING--0.52%

Transocean Ltd. (Switzerland)(b)                           51,082      3,005,665
================================================================================

OIL & GAS REFINING & MARKETING--0.30%

Valero Energy Corp.                                        97,006      1,736,407
================================================================================

PACKAGED FOODS & MEATS--5.04%

General Mills, Inc.                                       193,618      9,657,666
--------------------------------------------------------------------------------
Kellogg Co.                                               534,874     19,592,434
================================================================================
                                                                      29,250,100
================================================================================

PERSONAL PRODUCTS--0.44%

Avon Products, Inc.                                       133,158      2,560,628
================================================================================

PHARMACEUTICALS--7.61%

Abbott Laboratories                                       274,060     13,072,662
--------------------------------------------------------------------------------
Johnson & Johnson                                         505,169     26,571,889
--------------------------------------------------------------------------------
Shire PLC (United Kingdom)(c)                              38,893        474,372
--------------------------------------------------------------------------------
Shire PLC (United Kingdom)                                333,517      4,067,858
================================================================================
                                                                      44,186,781
================================================================================

PROPERTY & CASUALTY INSURANCE--4.14%

ACE Ltd. (Switzerland)                                    271,732     10,977,973
--------------------------------------------------------------------------------
Chubb Corp. (The)                                         308,578     13,059,021
================================================================================
                                                                      24,036,994
================================================================================

PUBLISHING--0.44%

Morningstar, Inc. (b)                                      74,797      2,554,318
================================================================================

RAILROADS--0.66%

Norfolk Southern Corp.                                     58,271      1,966,646
--------------------------------------------------------------------------------
Union Pacific Corp.                                        45,391      1,866,024
================================================================================
                                                                       3,832,670
================================================================================

RESTAURANTS--1.22%

Krispy Kreme Doughnuts Inc.- Wts. (b)                       1,194             12
--------------------------------------------------------------------------------
McDonald's Corp.                                          129,525      7,068,179
================================================================================
                                                                       7,068,191
================================================================================

SEMICONDUCTORS--0.56%

Altera Corp.                                               94,920      1,665,846
--------------------------------------------------------------------------------
Xilinx, Inc.                                               81,467      1,560,908
================================================================================
                                                                       3,226,754
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
SOFT DRINKS--7.95%

Coca-Cola Co. (The)                                       608,181   $ 26,729,555
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             377,395     19,428,295
================================================================================
                                                                      46,157,850
================================================================================

SYSTEMS SOFTWARE--4.18%

McAfee Inc. (b)                                            63,000      2,110,500
--------------------------------------------------------------------------------
Microsoft Corp.                                         1,138,229     20,909,267
--------------------------------------------------------------------------------
Symantec Corp. (b)                                         86,027      1,285,243
================================================================================
                                                                      24,305,010
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.78%

W.W. Grainger, Inc.                                        64,829      4,549,699
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.61%

China Mobile Ltd. (China)                                 373,711      3,254,650
--------------------------------------------------------------------------------
KDDI Corp. (Japan)                                          2,521     11,890,705
================================================================================
                                                                      15,145,355
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $699,947,787)                                         565,777,418
================================================================================

MONEY MARKET FUNDS--2.12%

Liquid Assets Portfolio -Institutional Class(d)         6,147,165      6,147,165
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)               6,147,165      6,147,165
================================================================================
      Total Money Market Funds
         (Cost $12,294,330)                                           12,294,330
================================================================================
TOTAL INVESTMENTS--99.51%
   (Cost $712,242,117)                                               578,071,748
================================================================================
OTHER ASSETS LESS LIABILITIES--0.49%                                   2,858,516
================================================================================
NET ASSETS--100.00%                                                 $580,930,264
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2009 represented 0.08% of the Fund's Net Assets.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. CAPITAL APPRECIATION FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if

AIM V.I. CAPITAL APPRECIATION FUND
     counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $559,680,718
---------------------------------------
Level 2                18,391,030
---------------------------------------
Level 3                        --
=======================================
                     $578,071,748
=======================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $88,058,639 and $74,132,878, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  22,397,567
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (165,262,370)
===============================================================================
Net unrealized appreciation (depreciation) of investment
   securities                                                     $(142,864,803)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $720,936,551.

                        AIM V.I. CAPITAL DEVELOPMENT FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VICDV-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.63%

AEROSPACE & DEFENSE--1.43%

L-3 Communications Holdings, Inc.                          18,663   $  1,265,352
--------------------------------------------------------------------------------
Precision Castparts Corp.                                  12,326        738,327
================================================================================
                                                                       2,003,679
================================================================================

AIR FREIGHT & LOGISTICS--1.03%

Robinson (C.H.) Worldwide, Inc.                            31,656      1,443,830
================================================================================

APPAREL RETAIL--3.65%

Aeropostale, Inc. (b)                                      52,915      1,405,422
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                            72,185        883,544
--------------------------------------------------------------------------------
Guess?, Inc.                                               43,300        912,764
--------------------------------------------------------------------------------
Ross Stores, Inc.                                          52,937      1,899,380
================================================================================
                                                                       5,101,110
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.41%

Hanesbrands, Inc. (b)                                     205,150      1,963,286
================================================================================

APPLICATION SOFTWARE--4.39%

Adobe Systems Inc. (b)                                     73,872      1,580,122
--------------------------------------------------------------------------------
Amdocs Ltd. (b)                                            89,465      1,656,892
--------------------------------------------------------------------------------
ANSYS, Inc. (b)                                            27,791        697,554
--------------------------------------------------------------------------------
Solera Holdings Inc. (b)                                   88,655      2,196,871
================================================================================
                                                                       6,131,439
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.88%

Affiliated Managers Group, Inc. (b)                        45,487      1,897,263
--------------------------------------------------------------------------------
State Street Corp.                                         23,694        729,301
================================================================================
                                                                       2,626,564
================================================================================

AUTOMOTIVE RETAIL--0.95%

O'Reilly Automotive, Inc. (b)                              38,070      1,332,831
================================================================================

BIOTECHNOLOGY--1.02%

Genzyme Corp. (b)                                          24,078      1,429,992
================================================================================

CASINOS & GAMING--1.00%

Scientific Games Corp. -Class A (b)                       115,794      1,402,265
================================================================================

COMMUNICATIONS EQUIPMENT--0.00%

Lantronix Inc.--Wts. expiring 02/09/11
   (Acquired 02/09/07; Cost $ 0)(c)(d)                        576              0
================================================================================

COMPUTER & ELECTRONICS RETAIL--2.20%

Best Buy Co., Inc.                                         45,843      1,740,200
--------------------------------------------------------------------------------
GameStop Corp. -Class A (b)                                47,537      1,331,987
================================================================================
                                                                       3,072,187
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--2.36%

NetApp, Inc. (b)                                           92,632   $  1,374,659
--------------------------------------------------------------------------------
Western Digital Corp. (b)                                  99,151      1,917,580
================================================================================
                                                                       3,292,239
================================================================================

CONSTRUCTION & ENGINEERING--0.96%

Quanta Services, Inc. (b)                                  27,232        584,127
--------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                                  27,749        760,600
================================================================================
                                                                       1,344,727
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.28%

Alliance Data Systems Corp. (b)                            44,946      1,660,755
--------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (b)                       51,287      1,526,301
================================================================================
                                                                       3,187,056
================================================================================

DISTRIBUTORS--1.46%

LKQ Corp. (b)                                             142,720      2,036,614
================================================================================

DIVERSIFIED METALS & MINING--0.54%

Freeport--McMoRan Copper & Gold, Inc.                       19,699        750,72
================================================================================

DIVERSIFIED SUPPORT SERVICES--1.25%

Copart, Inc. (b)                                           58,896      1,746,855
================================================================================

DRUG RETAIL--0.98%

Shoppers Drug Mart Corp. (Canada)                          39,609      1,361,667
================================================================================

EDUCATION SERVICES--3.44%

Apollo Group Inc. -Class A (b)                             25,561      2,002,193
--------------------------------------------------------------------------------
Capella Education Co. (b)                                  14,102        747,406
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                         16,914      2,053,698
================================================================================
                                                                       4,803,297
================================================================================

ELECTRONIC COMPONENTS--1.53%

Amphenol Corp. -Class A                                    75,142      2,140,796
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.35%

Republic Services, Inc.                                   110,231      1,890,462
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.47%

Potash Corp. of Saskatchewan Inc. (Canada)                  8,190        661,834
================================================================================

GENERAL MERCHANDISE STORES--1.11%

Family Dollar Stores, Inc.                                 46,657      1,556,944
================================================================================

HEALTH CARE EQUIPMENT--2.05%

St. Jude Medical, Inc. (b)                                 41,636      1,512,636
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                                  37,182      1,357,143
================================================================================
                                                                       2,869,779
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE SERVICES--5.23%

DaVita, Inc. (b)                                           34,066   $  1,497,201
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)                                  30,386      1,402,921
--------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA -ADR
   (Germany)                                               30,463      1,178,918
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)                   24,587      1,438,094
--------------------------------------------------------------------------------
Omnicare, Inc.                                             72,881      1,784,856
================================================================================
                                                                       7,301,990
================================================================================

HEALTH CARE SUPPLIES--0.41%

Inverness Medical Innovations, Inc. (b)                    21,549        573,850
================================================================================

HOME ENTERTAINMENT SOFTWARE--0.75%

Activision Blizzard, Inc. (b)                             100,575      1,052,015
================================================================================

HOUSEHOLD APPLIANCES--0.97%

Stanley Works (The)                                        46,562      1,355,885
================================================================================

HOUSEHOLD PRODUCTS--1.01%

Church & Dwight Co., Inc.                                  26,905      1,405,248
================================================================================

HOUSEWARES & SPECIALTIES--1.35%

Jarden Corp. (b)                                          149,003      1,887,868
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.10%

Robert Half International, Inc.                            85,872      1,531,098
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.68%

KGEN Power Corp. (Acquired 01/12/07; Cost
   $ 2,219,196)(b)(d)                                     158,514        951,084
================================================================================

INTEGRATED OIL & GAS--0.95%

Hess Corp.                                                 24,481      1,326,870
================================================================================

INVESTMENT BANKING & BROKERAGE--4.93%

Lazard Ltd. -Class A                                       65,966      1,939,400
--------------------------------------------------------------------------------
Morgan Stanley                                             93,534      2,129,769
--------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                               68,990      1,069,345
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                           126,408      1,745,695
================================================================================
                                                                       6,884,209
================================================================================

IT CONSULTING & OTHER SERVICES--1.56%

Cognizant Technology Solutions Corp. -Class
   A (b)                                                  104,910      2,181,079
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.07%

Pharmaceutical Product Development, Inc.                   60,858      1,443,552
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                         40,510      1,444,991
================================================================================
                                                                       2,888,543
================================================================================

MANAGED HEALTH CARE--1.42%

Aveta, Inc. (Acquired 12/21/05--02/21/06;
   Cost $2,162,718)(b)(d)                                 157,251        314,502
================================================================================
Coventry Health Care, Inc. (b)                             44,280        572,983
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE--(CONTINUED)

Humana Inc. (b)                                            42,064   $  1,097,029
================================================================================
                                                                       1,984,514
================================================================================

METAL & GLASS CONTAINERS--2.63%

Crown Holdings, Inc. (b)                                  105,079      2,388,446
--------------------------------------------------------------------------------
Pactiv Corp. (b)                                           87,863      1,281,921
================================================================================
                                                                       3,670,367
================================================================================

OIL & GAS DRILLING--1.00%

Noble Corp.                                                58,231      1,402,785
================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.46%

Core Laboratories N.V. (Netherlands)                       17,985      1,315,782
--------------------------------------------------------------------------------
IHS Inc. -Class A (b)                                      51,449      2,118,670
================================================================================
                                                                       3,434,452
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.23%

Continental Resources, Inc. (b)                            86,408      1,832,714
--------------------------------------------------------------------------------
Petrohawk Energy Corp. (b)                                 84,924      1,633,088
--------------------------------------------------------------------------------
Range Resources Corp.                                      46,298      1,905,626
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                                65,303      1,938,846
================================================================================
                                                                       7,310,274
================================================================================

PERSONAL PRODUCTS--0.99%

Estee Lauder Cos. Inc. (The) -Class A                      55,983      1,379,981
================================================================================

RESEARCH & CONSULTING SERVICES--1.29%

Equifax Inc.                                               73,654      1,800,840
================================================================================

RESTAURANTS--1.00%

Burger King Holdings Inc.                                  60,798      1,395,314
================================================================================

SECURITY & ALARM SERVICES--1.29%

Corrections Corp. of America (b)                          140,420      1,798,780
================================================================================

SEMICONDUCTOR EQUIPMENT--1.58%

ASML Holding N.V. -New York Shares (Netherlands)           66,634      1,166,761
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                           52,227      1,044,540
================================================================================
                                                                       2,211,301
================================================================================

SEMICONDUCTORS--3.17%

Altera Corp.                                               70,978      1,245,664
--------------------------------------------------------------------------------
Intersil Corp. -Class A                                   156,340      1,797,910
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                           104,864      1,385,253
================================================================================
                                                                       4,428,827
================================================================================

SPECIALIZED FINANCE--1.97%

IntercontinentalExchange Inc. (b)                          13,887      1,034,165
--------------------------------------------------------------------------------
MSCI Inc. -Class A (b)                                     41,083        694,714
--------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) (b)                           51,878      1,015,771
================================================================================
                                                                       2,744,650
================================================================================

STEEL--0.50%

Nucor Corp.                                                18,199        694,656
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE--4.37%

CA Inc.                                                    88,998   $  1,567,255
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd.
   (Israel)(b)                                             91,171      2,024,908
--------------------------------------------------------------------------------
McAfee Inc. (b)                                            74,949      2,510,791
================================================================================
                                                                       6,102,954
================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.97%

Fastenal Co.                                               42,584      1,369,289
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                        19,736      1,385,073
================================================================================
                                                                       2,754,362
================================================================================

TRUCKING--3.72%

Con-way Inc.                                               61,962      1,110,979
--------------------------------------------------------------------------------
Heartland Express, Inc.                                   169,776      2,514,383
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                       65,358      1,575,781
================================================================================
                                                                       5,201,143
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.29%

American Tower Corp. -Class A (b)                          73,880      2,248,169
--------------------------------------------------------------------------------
Crown Castle International Corp. (b)                       46,303        945,044
================================================================================
                                                                       3,193,213
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $152,695,710)                                         134,998,334
================================================================================

MONEY MARKET FUNDS--3.76%

Liquid Assets Portfolio -Institutional
   Class(e)                                             2,627,463      2,627,463
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)               2,627,463      2,627,463
--------------------------------------------------------------------------------
     Total Money Market Funds
        (Cost $5,254,926)                                              5,254,926
================================================================================
TOTAL INVESTMENTS--100.39%
   (Cost $157,950,636)                                               140,253,260
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.39)%                                  (539,017)
================================================================================
NET ASSETS--100.00%                                                 $139,714,243
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  Non-income producing security acquired through a corporate action.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $1,265,586, which represented 0.91% of the Fund's Net Assets.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM V.I. CAPITAL DEVELOPMENT FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $138,987,674
---------------------------------------
Level 2                        --
---------------------------------------
Level 3                 1,265,586
=======================================
                     $140,253,260
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $43,443,220 and $39,441,320 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $ 11,359,361
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (30,735,158)
--------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities       $(19,375,797)
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $159,629,057.

                            AIM V.I. CORE EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VICEQ-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--90.40%

AEROSPACE & DEFENSE--3.20%

Lockheed Martin Corp.                                   129,229   $    8,920,678
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                  291,219       12,708,797
--------------------------------------------------------------------------------
United Technologies Corp.                               360,019       15,473,617
================================================================================
                                                                      37,103,092
================================================================================

AIR FREIGHT & LOGISTICS--1.48%

United Parcel Service, Inc. -Class B                    348,898       17,172,760
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.97%

Polo Ralph Lauren Corp.                                 264,952       11,194,222
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.09%

Legg Mason, Inc.                                        796,811       12,669,295
================================================================================

AUTOMOBILE MANUFACTURERS--0.18%

Renault S.A. (France)                                    98,927        2,042,542
================================================================================

BIOTECHNOLOGY--0.63%

Amgen Inc. (b)                                          146,308        7,245,172
================================================================================

CABLE & SATELLITE--2.64%

Comcast Corp. -Class A                                2,238,371       30,531,380
================================================================================

COMMUNICATIONS EQUIPMENT--6.24%

Cisco Systems, Inc. (b)                               1,715,404       28,767,325
--------------------------------------------------------------------------------
Motorola, Inc.                                        3,817,321       16,147,268
--------------------------------------------------------------------------------
Nokia -ADR (Finland)                                  2,348,568       27,407,789
================================================================================
                                                                      72,322,382
================================================================================

COMPUTER HARDWARE--2.26%

Fujitsu Ltd. (Japan)                                  2,865,000       10,772,948
--------------------------------------------------------------------------------
International Business Machines Corp.                   158,946       15,400,278
================================================================================
                                                                      26,173,226
================================================================================

COMPUTER STORAGE & PERIPHERALS--1.63%

EMC Corp. (b)                                         1,070,212       12,200,417
--------------------------------------------------------------------------------
Seagate Technology                                    1,114,518        6,698,253
================================================================================
                                                                      18,898,670
================================================================================

CONSUMER FINANCE--1.56%

American Express Co.                                  1,323,310       18,036,715
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.06%

Automatic Data Processing, Inc.                         677,181       23,809,684
================================================================================

DIVERSIFIED BANKS--1.44%

U.S. Bancorp                                            664,618        9,710,069
--------------------------------------------------------------------------------
Wells Fargo & Co.                                       490,119        6,979,295
================================================================================
                                                                      16,689,364
================================================================================

DIVERSIFIED METALS & MINING--0.38%

Freeport-McMoRan Copper & Gold, Inc.                    117,000        4,458,870
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
DRUG RETAIL--1.51%

Walgreen Co.                                            671,652   $   17,436,086
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.63%

Agilent Technologies, Inc. (b)                        1,229,534       18,897,938
================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.91%

Tyco Electronics Ltd.                                   953,536       10,527,037
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.50%

Waste Management, Inc.                                  680,426       17,418,906
================================================================================

HEALTH CARE EQUIPMENT--3.61%

Covidien Ltd.                                           507,417       16,866,541
--------------------------------------------------------------------------------
Medtronic, Inc.                                         848,388       25,001,994
================================================================================
                                                                      41,868,535
================================================================================

HEALTH CARE SUPPLIES--1.55%

Alcon, Inc.                                             197,578       17,961,816
================================================================================

HYPERMARKETS & SUPER CENTERS--2.00%

Wal-Mart Stores, Inc.                                   445,064       23,187,834
================================================================================

INDUSTRIAL CONGLOMERATES--5.53%

3M Co.                                                  533,061       26,503,793
--------------------------------------------------------------------------------
General Electric Co.                                    565,919        5,721,441
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
   N.V. (Netherlands)(c)                                716,523       10,572,522
--------------------------------------------------------------------------------
Tyco International Ltd. (Switzerland)(b)              1,085,605       21,234,434
================================================================================
                                                                      64,032,190
================================================================================

INDUSTRIAL GASES--1.13%

Air Products and Chemicals, Inc.                        232,985       13,105,406
================================================================================

INDUSTRIAL MACHINERY--1.24%

Danaher Corp.                                           264,037       14,316,086
================================================================================

INSURANCE BROKERS--0.98%

Marsh & McLennan Cos., Inc.                             563,201       11,404,820
================================================================================

INTEGRATED OIL & GAS--0.58%

Total S.A. (France)                                     136,263        6,755,787
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.95%

AT&T Inc.                                               435,927       10,985,360
================================================================================

LIFE SCIENCES TOOLS & SERVICES--0.74%

Thermo Fisher Scientific, Inc. (b)                      241,593        8,617,622
================================================================================

MANAGED HEALTH CARE--1.26%

WellPoint Inc. (b)                                      385,000       14,618,450
================================================================================

MOVIES & ENTERTAINMENT--0.55%

News Corp. -Class A                                     958,166        6,343,059
================================================================================

OFFICE ELECTRONICS--0.68%

Xerox Corp.                                           1,734,243        7,890,806
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CORE EQUITY FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--2.43%

BJ Services Co.                                       1,565,237   $   15,574,108
--------------------------------------------------------------------------------
Tenaris S.A. -ADR (Argentina)                           276,838        5,583,823
--------------------------------------------------------------------------------
Weatherford International Ltd. (Switzerland)(b)         629,706        6,970,845
================================================================================
                                                                      28,128,776
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.89%

Apache Corp.                                            192,048       12,308,356
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                 374,108        6,382,283
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     212,415       11,631,845
--------------------------------------------------------------------------------
XTO Energy, Inc.                                        480,996       14,728,098
================================================================================
                                                                      45,050,582
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.75%

Williams Cos., Inc. (The)                               766,925        8,727,607
================================================================================

PACKAGED FOODS & MEATS--3.78%

Cadbury PLC (United Kingdom)                          3,694,698       27,934,135
--------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                             800,843       15,826,753
================================================================================
                                                                      43,760,888
================================================================================

PERSONAL PRODUCTS--0.91%

Avon Products, Inc.                                     547,806       10,534,309
================================================================================

PHARMACEUTICALS--8.52%

Allergan, Inc.                                          346,112       16,530,309
--------------------------------------------------------------------------------
Johnson & Johnson                                       209,632       11,026,643
--------------------------------------------------------------------------------
Pfizer Inc.                                             561,054        7,641,556
--------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                           66,156        9,081,046
--------------------------------------------------------------------------------
Schering--Plough Corp.                                   736,971      17,355,667
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR (Israel)       429,760       19,360,688
--------------------------------------------------------------------------------
Wyeth                                                   411,284       17,701,663
================================================================================
                                                                      98,697,572
================================================================================

PROPERTY & CASUALTY INSURANCE--5.68%

Berkshire Hathaway Inc. -Class A (b)                        323       28,004,100
--------------------------------------------------------------------------------
Progressive Corp. (The) (b)                           2,807,936       37,738,660
================================================================================
                                                                      65,742,760
================================================================================

RAILROADS--0.84%

Union Pacific Corp.                                     237,019        9,743,851
================================================================================

REGIONAL BANKS--0.79%

PNC Financial Services Group, Inc.                      311,465        9,122,810
================================================================================

SEMICONDUCTORS--2.21%

Intel Corp.                                             836,203       12,584,855
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
   Ltd. (Taiwan)                                      8,580,000       13,064,829
================================================================================
                                                                      25,649,684
================================================================================

SOFT DRINKS--0.92%

Coca-Cola Co. (The)                                     242,480       10,656,996
================================================================================

SYSTEMS SOFTWARE--6.00%

Microsoft Corp.                                       1,380,354       25,357,103
--------------------------------------------------------------------------------
Symantec Corp. (b)                                    2,956,595       44,171,529
================================================================================
                                                                      69,528,632
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.57%

Vodafone Group PLC (United Kingdom)                  10,417,518   $   18,196,888
--------------------------------------------------------------------------------
      Total Common Stocks & Other Equity Interests
         (Cost $1,470,633,886)                                     1,047,256,467
--------------------------------------------------------------------------------

PREFERRED STOCKS--0.58%

HOUSEHOLD PRODUCTS--0.58%

Henkel AG & Co. KGaA --Pfd. (Germany)
   (Cost $13,346,361)                                   247,757        6,739,112
================================================================================

MONEY MARKET FUNDS--10.00%

Liquid Assets Portfolio -Institutional Class(d)      57,925,480       57,925,480
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)            57,925,480       57,925,480
--------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $115,850,960)                                         115,850,960
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   on loan)--100.98% (Cost $1,599,831,207)                         1,169,846,539
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--0.70%

Liquid Assets Portfolio --Institutional
   Class (Cost $8,136,652)(d)(e)                      8,136,652        8,136,652
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.68%                                         1,177,983,191
   (Cost $1,607,967,859)
================================================================================
OTHER ASSETS LESS LIABILITIES--(1.68)%                               (19,502,035)
================================================================================
NET ASSETS--100.00%                                               $1,158,481,156
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. CORE EQUITY FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM V.I. CORE EQUITY FUND
     arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM V.I. CORE EQUITY FUND

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1              $1,100,750,922            $(375,571)
------------------------------------------------------------
Level 2                  77,232,269                   --
------------------------------------------------------------
Level 3                          --                   --
============================================================
                     $1,177,983,191            $(375,571)
============================================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3--FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                      OPEN FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------
                       CONTRACT TO                             UNREALIZED
SETTLEMENT   -------------------------------                  APPRECIATION
   DATE          DELIVER          RECEIVE         VALUE      (DEPRECIATION)
---------------------------------------------------------------------------
06/04/2009   GBP 17,125,000   USD 24,196,940   $24,572,511     $(375,571)
---------------------------------------------------------------------------

CURRENCY ABBREVIATIONS:

GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $76,669,742 and $93,778,178, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $  41,462,541
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (474,220,716)
====================================================================================
Net unrealized appreciation (depreciation) of investment securities    $(432,758,175)
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $1,610,741,366.

                        AIM V.I. DIVERSIFIED INCOME FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [Invesco Aim Logo Appears Here]
                                 --servicemark--

invescoaim.com            VIDIN-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)


                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-78.95%

AEROSPACE & DEFENSE-1.83%

Honeywell International Inc.,
   Sr. Unsec. Unsub. Notes,
   3.88%, 02/15/14                                        $275,000   $   276,446
--------------------------------------------------------------------------------
   5.00%, 02/15/19                                         140,000       140,184
================================================================================
                                                                         416,630
================================================================================

AGRICULTURAL PRODUCTS-1.11%

Cargill Inc., Sr. Unsec. Notes, 7.35%,
   03/06/19(b)                                             250,000       252,121
================================================================================

AIRLINES-0.67%

Southwest Airlines Co., Sr. Unsec.
   Unsub. Bonds, 7.38%, 03/01/27                           190,000       152,219
================================================================================

ALTERNATIVE CARRIERS-0.19%

Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 9.25%,
   11/01/14                                                 60,000        42,000
================================================================================

ALUMINUM-0.37%

Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15                           205,000        83,025
================================================================================

BIOTECHNOLOGY-0.64%

Amgen Inc., Sr. Unsec. Global Notes,
   6.40%, 02/01/39                                         150,000       144,719
================================================================================

BREWERS-1.26%

Anheuser-Busch InBev Worldwide Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.20%, 01/15/14(b)                                      140,000       147,154
--------------------------------------------------------------------------------
   8.20%, 01/15/39(b)                                      140,000       138,946
================================================================================
                                                                         286,100
================================================================================

BROADCASTING-1.48%

Cox Communications Inc.,
   Bonds,
   8.38%, 03/01/39(b)                                       75,000        69,712
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   9.38%, 01/15/19(b)                                      140,000       147,726
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec.
   Notes, 7.88%, 09/15/10(b)                               120,000       120,175
================================================================================
                                                                         337,613
================================================================================

CABLE & SATELLITE-2.85%

Comcast Corp., Unsec. Gtd. Unsub.
   Global Notes, 5.70%, 05/15/18                           120,000       112,888
--------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12                                 485,000       535,687
================================================================================
                                                                         648,575
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
COMPUTER HARDWARE-0.83%

Hewlett-Packard Co.,
   Sr. Unsec. Global Notes,
   4.25%, 02/24/12                                        $130,000   $   133,444
--------------------------------------------------------------------------------
   4.75%, 06/02/14                                          55,000        55,870
================================================================================
                                                                         189,314
================================================================================

CONSUMER FINANCE-1.36%

American Express Credit Corp.,-Series
   C, Sr. Unsec. Floating Rate
   Medium-Term Notes, 1.92%,
   05/27/10(c)                                              70,000        66,109
--------------------------------------------------------------------------------
Capital One Capital III, Jr. Unsec.
   Gtd. Sub. Notes, 7.69%, 08/15/36                        260,000        89,700
--------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 8.00%, 12/15/16                                  230,000       152,950
================================================================================
                                                                         308,759
================================================================================

DIVERSIFIED BANKS-5.98%

Barclays Bank PLC (United
   Kingdom)-Series 1, Jr. Unsec. Sub.
   Yankee Bonds, 6.28% (d)                                 975,000       326,625
--------------------------------------------------------------------------------
Centura Capital Trust I, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.85%, 06/01/27(b)                                      500,000       480,845
--------------------------------------------------------------------------------
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.23%, 02/01/27                             260,000       175,448
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 2.13%
   (c)(d)                                                  180,000        58,500
--------------------------------------------------------------------------------
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb., 1.94%, 08/29/87(c)                                200,000        99,013
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Sr. Unsec. Sub.
   Floating Rate Euro Notes, 2.00%
   (c)(d)                                                  280,000        84,000
--------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Unsub.
   Global Notes, 4.38%, 01/31/13                           145,000       136,773
================================================================================
                                                                       1,361,204
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.37%

UBS AG (Switzerland), Sr. Unsec.
   Medium-Term Notes, 5.75%, 04/25/18                      100,000        84,176
================================================================================

DIVERSIFIED METALS & MINING-0.21%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%, 05/15/09                       47,000        47,347
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
DRUG RETAIL-1.42%

CVS Caremark Corp., Notes, 6.60%,
   03/15/19                                               $190,000   $   192,341
--------------------------------------------------------------------------------
Walgreen Co., Sr. Unsec. Global Notes,
   5.25%, 01/15/19                                         130,000       130,664
================================================================================
                                                                         323,005
================================================================================

ELECTRIC UTILITIES-2.74%

Carolina Power & Light Co., Sec. First
   Mortgage Bonds, 5.30%, 01/15/19                          40,000        40,508
--------------------------------------------------------------------------------
DCP Midstream LLC,
   Notes,
   9.70%, 12/01/13(b)                                      100,000       103,524
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   9.75%, 03/15/19(b)                                      110,000       109,134
--------------------------------------------------------------------------------
Edison Mission Energy, Sr. Unsec. Global
   Notes, 7.00%, 05/15/17                                   45,000        33,075
--------------------------------------------------------------------------------
Indiana Michigan Power Co., Sr. Notes, 7.00%,
   03/15/19                                                140,000       138,738
--------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
   Mortgage Notes, 7.00%, 06/30/21(b)                      119,886        93,511
--------------------------------------------------------------------------------
Westar Energy Inc., Sr. Sec. First Mortgage
   Notes, 7.13%, 08/01/09                                  105,000       104,908
================================================================================
                                                                         623,398
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.31%

Waste Management Inc.,
   Sr. Unsec. Gtd. Notes,
   6.38%, 03/11/15                                          55,000        54,774
--------------------------------------------------------------------------------
   7.38%, 03/11/19                                          15,000        15,418
================================================================================
                                                                          70,192
================================================================================

FOOD DISTRIBUTORS-0.32%

Sysco Corp., Sr. Notes, 5.38%, 03/17/19                     70,000        71,853
================================================================================

HEALTH CARE SERVICES-0.88%

Orlando Lutheran Towers Inc.,
   Putable Bonds,
   7.75%, 07/01/11                                          70,000        68,256
--------------------------------------------------------------------------------
   8.00%, 07/01/17                                         125,000       130,787
================================================================================
                                                                         199,043
================================================================================

HOUSEHOLD PRODUCTS-0.95%

Procter & Gamble Co. (The),
   Sr. Unsec. Unsub. Global Notes,
   4.70%, 02/15/19                                          90,000        91,890
--------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes,
   3.50%, 02/15/15                                         125,000       125,257
================================================================================
                                                                         217,147
================================================================================

HYPERMARKETS & SUPER CENTERS-0.74%

Wal-Mart Stores Inc.,
   Sr. Unsec. Notes,
   3.00%, 02/03/14                                          35,000        35,147
--------------------------------------------------------------------------------
   4.13%, 02/01/19                                         135,000       133,291
================================================================================
                                                                         168,438
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.48%

AES Corp. (The), Sr. Unsec. Notes,
   9.75%, 04/15/16(b)                                     $115,000   $   109,250
================================================================================

INDUSTRIAL MACHINERY-0.26%

Ingersoll-Rand Global Holding Co. Ltd.
   (Bermuda), Sr. Unsec. Gtd. Unsub.
   Notes, 9.50%, 04/15/14                                   60,000        59,995
================================================================================

INSURANCE BROKERS-0.78%

Marsh & McLennan Cos. Inc.,
   Sr. Unsec. Notes,
   5.15%, 09/15/10                                          75,000        73,606
--------------------------------------------------------------------------------
   9.25%, 04/15/19                                         100,000       103,443
================================================================================
                                                                         177,049
================================================================================

INTEGRATED OIL & GAS-3.12%

Chevron Corp.,
   Sr. Unsec. Global Notes,
   3.45%, 03/03/12                                         335,000       345,972
--------------------------------------------------------------------------------
   3.95%, 03/03/14                                          60,000        61,737
--------------------------------------------------------------------------------
ConocoPhillips, Sr. Unsec. Gtd. Global
   Notes, 6.50%, 02/01/39                                  175,000       171,093
--------------------------------------------------------------------------------
Marathon Oil Corp., Sr. Unsec. Notes,
   7.50%, 02/15/19                                         130,000       131,543
================================================================================
                                                                         710,345
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-8.89%

AT&T Inc., Sr. Unsec. Unsub. Global
   Notes, 6.55%, 02/15/39                                   70,000        63,895
--------------------------------------------------------------------------------
British Telecommunications PLC (United
   Kingdom), Sr. Unsec. Unsub. Global
   Notes, 8.63%, 12/15/10                                  250,000       260,666
--------------------------------------------------------------------------------
Koninklijke KPN N.V. (Netherlands),
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 10/01/10                                         400,000       416,194
--------------------------------------------------------------------------------
Pacific Bell Telephone Co., Sr. Unsec.
   Gtd. Bonds, 7.38%, 07/15/43                             380,000       389,658
--------------------------------------------------------------------------------
Telefonica Europe B.V. (Netherlands),
   Unsec. Gtd. Unsub. Global Notes,
   7.75%, 09/15/10                                         200,000       209,796
--------------------------------------------------------------------------------
Verizon Communications Inc., Sr.
   Unsec. Global Notes, 6.35%, 04/01/19                     65,000        64,388
--------------------------------------------------------------------------------
Verizon Florida LLC-Series F, Sr.
   Unsec. Deb., 6.13%, 01/15/13                            150,000       151,159
--------------------------------------------------------------------------------
Verizon New York, Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33                                  180,000       153,796
--------------------------------------------------------------------------------
Verizon Wireless Capital LLC,
   Sr. Unsec. Unsub. Notes,
   7.38%, 11/15/13(b)                                      140,000       150,915
--------------------------------------------------------------------------------
   8.50%, 11/15/18(b)                                      140,000       161,590
================================================================================
                                                                       2,022,057
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
INTERNET RETAIL-1.50%

Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13                          $400,000   $   341,000
================================================================================

INVESTMENT BANKING & BROKERAGE-4.28%

Bear Stearns Cos. LLC (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   1.49%, 07/19/10(c)                                      260,000       248,144
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
   Unsec. Sub. Global Notes, 6.75%,
   10/01/37                                                140,000        97,806
--------------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec.
   Notes, 6.45%, 06/08/27                                  400,000       226,182
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
   Sr. Unsec. Medium-Term Notes,
   6.88%, 04/25/18                                         155,000       121,547
--------------------------------------------------------------------------------
   -Series C,
   Sr. Unsec. Medium-Term Global Notes,
   5.45%, 02/05/13                                         200,000       162,115
--------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec.
   Medium-Term Global Notes, 5.95%,
   12/28/17                                                130,000       117,712
================================================================================
                                                                         973,506
================================================================================

LIFE & HEALTH INSURANCE-2.10%

Americo Life Inc., Notes, 7.88%,
   05/01/13(b)                                              95,000        63,346
--------------------------------------------------------------------------------
MetLife, Inc., Global Notes, 7.72%,
   02/15/19                                                180,000       163,155
--------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec.
   Sub. Global Notes, 8.88%, 06/15/38                      130,000        55,288
--------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
   Sec. Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%,
   12/18/23(b)(e)                                          260,000       196,651
================================================================================
                                                                         478,440
================================================================================

MORTGAGE BACKED SECURITIES-0.89%

U.S. Bank N.A., Sr. Unsec. Medium-Term
   Global Notes, 5.92%, 05/25/12                           200,310       203,531
================================================================================

MOVIES & ENTERTAINMENT-1.59%

News America Holdings Inc., Sr. Unsec.
   Gtd. Unsub. Deb., 7.75%, 12/01/45                       380,000       308,983
--------------------------------------------------------------------------------
Time Warner Cable, Inc., Sr. Unsec.
   Gtd. Global Notes, 6.75%, 07/01/18                       55,000        51,853
================================================================================
                                                                         360,836
================================================================================

MULTI-LINE INSURANCE-1.11%

Liberty Mutual Group, Inc., Jr. Gtd.
   Sub. Notes, 10.75%, 06/15/58(b)                          80,000        37,302
--------------------------------------------------------------------------------
Nationwide Mutual Insurance Co.,
   Unsec. Sub. Notes, 5.81%,
   12/15/24(b)                                             350,000       216,226
================================================================================
                                                                         253,528
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.53%

Xerox Corp., Sr. Unsec. Notes, 5.65%,
   05/15/13                                               $145,000   $   121,175
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.97%

Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 7.63%, 03/15/14                                  195,000       193,979
--------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
   8.00%, 05/03/19(b)                                      125,000       122,657
--------------------------------------------------------------------------------
XTO Energy Inc., Sr. Unsec. Unsub.
   Notes, 5.75%, 12/15/13                                  130,000       132,381
================================================================================
                                                                         449,017
================================================================================

OIL & GAS REFINING & MARKETING-1.25%

Western Power Distribution Holdings
   Ltd. (United Kingdom), Sr. Unsec.
   Unsub. Notes, 7.38%, 12/15/28(b)                        375,000       284,714
================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.18%

Willams Cos. Inc. (The), Sr. Unsec.
   Notes, 8.75%, 01/15/20(b)                                40,000        40,150
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.12%

Citigroup Inc., Sr. Unsec. Global
   Notes,, 5.50%, 04/11/13                                  70,000        62,499
--------------------------------------------------------------------------------
General Electric Capital Corp.,Series
   A, Sr. Unsec. Medium-Term Global
   Notes, 6.88%, 01/10/39                                  380,000       306,354
--------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec.
   Global Notes, 4.75%, 05/01/13                           115,000       113,187
--------------------------------------------------------------------------------
Lazard Group LLC, Sr. Unsec. Global
   Notes, 6.85%, 06/15/17                                  110,000        85,466
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Sr. Unsec. Global
   Bonds, 9.69%, 08/15/09                                   67,000        67,432
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   1.39% (Acquired 12/07/04-04/03/06;
   Cost $130,332)(b)(c)(d)(f)                              130,000           189
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   2.17% (Acquired 11/10/06; Cost
   $220,260)(b)(c)(d)                                      220,000           319
--------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd.
   Notes, 5.88%, 07/15/17(b)                                82,406        73,435
================================================================================
                                                                         708,881
================================================================================

PACKAGED FOODS & MEATS-1.17%

Kraft Foods Inc.,
   Sr. Unsec. Global Notes,
   6.13%, 08/23/18                                         135,000       135,916
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   6.88%, 01/26/39                                         135,000       131,228
================================================================================
                                                                         267,144
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
PAPER PRODUCTS-0.20%

Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13                          $140,000   $    46,200
================================================================================

PERSONAL PRODUCTS-0.45%

Avon Products Inc., Sr. Unsec. Notes,
   5.63%, 03/01/14                                         100,000       101,367
================================================================================

PHARMACEUTICALS-3.02%

Abbott Laboratories,
   Sr. Unsec. Notes,
   5.13%, 04/01/19                                          65,000        65,814
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   6.00%, 04/01/39                                          70,000        69,741
--------------------------------------------------------------------------------
Eli Lilly & Co., Sr. Unsec. Unsub.
   Notes, 3.55%, 03/06/12                                   75,000        77,138
--------------------------------------------------------------------------------
Novartis Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 4.13%, 02/10/14                       75,000        77,095
--------------------------------------------------------------------------------
Pfizer Inc., Sr. Unsec. Global Notes,
   4.45%, 03/15/12                                         250,000       257,748
--------------------------------------------------------------------------------
Roche Holdings Inc.,
   Sr. Unsec. Gtd. Notes,
   4.50%, 03/01/12(b)                                       95,000        97,728
--------------------------------------------------------------------------------
   5.00%, 03/01/14(b)                                       40,000        41,754
================================================================================
                                                                         687,018
================================================================================

PROPERTY & CASUALTY INSURANCE-3.92%

Chubb Corp. (The),
   Sr. Notes,
   5.75%, 05/15/18                                          50,000        49,381
--------------------------------------------------------------------------------
   -Series 1,
   Sr. Notes,
   6.50%, 05/15/38                                          20,000        19,312
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Gtd. Bonds, 8.00%,
   09/15/34(b)                                             330,000       223,364
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (b)(d)                    870,000       321,903
--------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Australia),
   Sr. Unsec. Unsub. Bonds, 9.75%,
   03/14/14 (Acquired 12/30/08; Cost
   $279,614)(b)                                            280,000       277,859
================================================================================
                                                                         891,819
================================================================================

RAILROADS-0.45%

Norfolk Southern Corp., Sr. Unsec.
   Notes, 5.75%, 01/15/16(b)                               100,000       102,170
================================================================================

REGIONAL BANKS-1.78%

PNC Capital Trust C, Jr. Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities, 1.83%,
   06/01/28(c)                                             100,000        43,895
--------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17                                  480,000       361,039
================================================================================
                                                                         404,934
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
REINSURANCE-0.26%

Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05; Cost
   $493,840)(b)                                           $500,000   $    58,750
================================================================================

RESEARCH & CONSULTING SERVICES-0.97%

Erac USA Finance Co., Unsec. Gtd.
   Notes, 5.80%, 10/15/12(b)                               275,000       221,632
================================================================================

RESTAURANTS-0.63%

McDonald's Corp., Sr. Unsec. Unsub.
   Medium-Term Notes, 5.70%, 02/01/39                      150,000       144,269
================================================================================

RETAIL REIT'S-0.34%

Simon Property Group L.P., Sr. Unsec.
   Unsub. Notes, 10.35%, 04/01/19                           80,000        77,977
================================================================================

SECURITY & ALARM SERVICES-0.16%

Geo Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13                            40,000        37,000
================================================================================

SEMICONDUCTORS-0.23%

Viasystems Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 01/15/11                           80,000        52,400
================================================================================

SOFT DRINKS-1.01%

Coca-Cola Enterprises Inc., Sr. Unsec.
   Notes, 3.75%, 03/01/12                                  225,000       230,411
================================================================================

SOVEREIGN DEBT-1.83%

United Mexican States (Mexico), Sr.
   Unsec. Global Notes, 5.88%, 02/17/14                    400,000       415,760
================================================================================

SPECIALTY CHEMICALS-0.41%

Valspar Corp., Sr. Unsec. Unsub.
   Notes, 5.63%, 05/01/12                                  100,000        93,446
================================================================================

SPECIALTY STORES-0.68%

Staples Inc., Sr. Unsec. Gtd. Unsub.
   Notes, 7.75%, 04/01/11                                  150,000       154,046
================================================================================

STEEL-0.60%

United States Steel Corp.,
   Sr. Unsec. Bonds,
   6.65%, 06/01/37                                          80,000        46,802
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   6.05%, 06/01/17                                         150,000        90,399
================================================================================
                                                                         137,201
================================================================================

THRIFTS & MORTGAGE FINANCE-0.15%

Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Medium-Term
   Global Notes, 5.80%, 06/07/12                            40,000        34,200
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
TOBACCO-0.85%

Philip Morris International Inc., Sr.
   Unsec. Unsub. Global Notes, 5.65%,
   05/16/18                                               $190,000   $   192,302
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.28%

United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12                                          80,000        64,000
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.00%

Vodafone Group PLC (United Kingdom),
   Sr. Unsec. Global Notes, 7.75%,
   02/15/10                                                220,000       228,259
================================================================================
     Total Bonds & Notes
        (Cost $21,931,560)                                            17,962,657
================================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-11.25%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-3.65%

Pass Through Ctfs.,
   8.50%, 03/01/10                                              46            47
--------------------------------------------------------------------------------
   6.50%, 05/01/16 to 08/01/32                              18,381        19,489
--------------------------------------------------------------------------------
   6.00%, 05/01/17 to 12/01/31                              74,630        78,532
--------------------------------------------------------------------------------
   5.50%, 09/01/17                                          62,259        65,377
--------------------------------------------------------------------------------
   7.00%, 08/01/21                                          94,895       102,441
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.50%, 04/01/39(g)(h)                                   300,000       306,281
--------------------------------------------------------------------------------
   5.00%, 04/01/39(g)(h)                                   250,000       257,851
================================================================================
                                                                         830,018
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-7.41%

Pass Through Ctfs.,
   7.00%, 02/01/16 to 09/01/32                              32,400        34,729
--------------------------------------------------------------------------------
   6.50%, 05/01/16 to 10/01/35                              25,628        27,120
--------------------------------------------------------------------------------
   5.00%, 11/01/18                                          60,020        62,736
--------------------------------------------------------------------------------
   7.50%, 04/01/29 to 10/01/29                              96,843       105,152
--------------------------------------------------------------------------------
   8.00%, 04/01/32                                           6,119         6,638
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.00%, 04/01/24(g)(h)                                   150,000       152,531
--------------------------------------------------------------------------------
   4.50%, 04/01/24(g)                                      200,000       205,938
--------------------------------------------------------------------------------
   5.00%, 04/01/39(g)(h)                                   400,000       412,812
--------------------------------------------------------------------------------
   4.50%, 05/01/39(g)(h)                                   150,000       152,859
--------------------------------------------------------------------------------
   6.50%, 05/01/39(g)                                      500,000       524,766
================================================================================
                                                                       1,685,281
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.19%

Pass Through Ctfs.,
   7.50%, 06/15/23                                          13,626        14,694
--------------------------------------------------------------------------------
   8.50%, 11/15/24                                           9,829        10,655
--------------------------------------------------------------------------------
   7.00%, 07/15/31 to 08/15/31                               3,732         4,016
--------------------------------------------------------------------------------
   6.50%, 11/15/31 to 03/15/32                               7,463         7,945
--------------------------------------------------------------------------------
   6.00%, 11/15/32                                           6,628         6,977
--------------------------------------------------------------------------------
                                                                          44,287
================================================================================
      Total U.S. Government Sponsored Mortgage-Backed
         Securities (Cost $2,518,212)                                  2,559,586
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES-4.37%

   4.88%, 08/15/09 (i)                                    $    120   $   122,030
--------------------------------------------------------------------------------
   1.50%, 12/31/13                                             875       873,359
================================================================================
      Total U.S. Treasury Notes
         (Cost $991,210)                                                 995,389
================================================================================

ASSET-BACKED SECURITIES-4.32%

COLLATERALIZED MORTGAGE OBLIGATIONS-4.02%

Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19(b)                       675,000       634,838
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.,-Series
   2007-4, Class A1B, Pass Through
   Ctfs., 5.81%, 09/25/37                                  130,298       117,869
--------------------------------------------------------------------------------
Credit Suisse Mortgage Capital
   Ctfs.,-Series 2009-R2, Class 1-A-1,
   Pass Through Ctfs., 2.95%, 07/26/37                     195,000       161,690
================================================================================
                                                                         914,397
================================================================================

CREDIT CARDS-0.30%

Capital One Multi-Asset Execution
   Trust-Series 2006-B2, Class B,
   Floating Rate Pass Through Ctfs.,
   0.65%, 03/15/12(c)                                       70,000        68,909
================================================================================
      Total Asset-Backed Securities
         (Cost $1,126,700)                                               983,306
================================================================================

                                                           SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS-3.49%

OFFICE SERVICES & SUPPLIES-3.49%

Pitney Bowes International Holdings Inc.,
   Series D, 4.85% Pfd. (Acquired 07/11/07;
   Cost $771,274)
   (Cost $771,274)(b)                                            8       793,075
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-2.77%

Blount (County of), Tennessee Health &
   Educational Facilities Board (Asbury
   Inc.); Series 2007 B, Ref. Taxable RB,
   7.50%, 04/01/09                                        $ 30,000        30,000
--------------------------------------------------------------------------------
Florida (State of) Development Finance Corp.
   (Palm Bay Academy Inc.);Series 2006 B,
   Taxable RB, 7.50%, 05/15/17                              65,000        53,732
--------------------------------------------------------------------------------
Industry (City of), California Urban
   Development Agency (No. 3); Series 2003,
   Taxable Allocation RB, (INS-National
   Public Finance Guarantee Corp.) 6.10%,
   05/01/24(e)                                             650,000       545,883
================================================================================
      Total Municipal Obligations
         (Cost $758,602)                                                 629,615
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.64%

STUDENT LOAN MARKETING ASSOCIATION-0.64%

SLM Corp.-BED4, Sr. Unsec. Unsub.
   Floating Rate Medium-Term Notes,
   0.65%, 03/15/10
   (Cost $196,199)(c)                                     $200,000   $   146,412
================================================================================

                                                           SHARES
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.06%

BROADCASTING-0.01%

Adelphia Recovery Trust -Series ACC-1 (j)                   87,412         1,530
================================================================================

CABLE & SATELLITE-0.05%

Adelphia Communications Corp., (j)                              --         1,800
--------------------------------------------------------------------------------
Time Warner Cable Inc. -Class A (j)                            434        10,763
================================================================================
                                                                          12,563
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $86,708)                                                   14,093
================================================================================

MONEY MARKET FUNDS-0.99%

Liquid Assets Portfolio -Institutional
   Class(k)                                                112,130       112,130
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(k)                  112,130       112,130
--------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $224,260)                                                 224,260
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-106.84%
   (Cost $28,604,725)                                                 24,308,393
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(6.84)%                                 (1,555,930)
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                   $22,752,463
_______________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
RB     -- Revenue Bonds
Ref.   -- Refunding
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $5,892,665, which represented 25.90% of the Fund's Net Assets.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2009.

(d)  Perpetual bond with no specified maturity date.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2009 represented less than 0.01% of the Fund's Net Assets.

(g)  Security purchased on forward commitment basis.

(h)  This security is subject to dollar roll transactions. See Note 1E.

(i) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(j) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. DIVERSIFIED INCOME FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed

AIM V.I. DIVERSIFIED INCOME FUND
     security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. DIVERSIFIED INCOME FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
  Level 1            $   235,023                $69,099
------------------------------------------------------------
  Level 2             24,071,570                     --
------------------------------------------------------------
  Level 3                  1,800                     --
============================================================
                     $24,308,393                $69,099
============================================================

* Other investments include futures, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                              OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------
                              NUMBER OF       MONTH/                     UNREALIZED
CONTRACT                      CONTRACTS     COMMITMENT        VALUE     APPRECIATION
------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes         2      June-2009/Long   $  237,531      $ 3,746
------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       10      June-2009/Long    1,240,781       13,213
------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds       11      June-2009/Long    1,426,734       52,140
====================================================================================
   Total                                                   $2,905,046      $69,099
====================================================================================

AIM V.I. DIVERSIFIED INCOME FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $13,141,330 and $12,056,896 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $   292,742
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (4,594,539)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities    $(4,301,797)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $28,610,190.

                             AIM V.I. DYNAMICS FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-VIDYN-QTR-1 03/09         Invesco Aim Advisors, Inc.

AIM V.I. DYNAMICS FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.25%

AEROSPACE & DEFENSE--0.53%

Precision Castparts Corp.                                    3,390   $   203,061
================================================================================

AIR FREIGHT & LOGISTICS--0.52%

UTI Worldwide, Inc.                                         16,463       196,733
================================================================================

APPAREL RETAIL--2.33%

Aeropostale, Inc. (b)                                       14,412       382,783
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                             19,713       241,287
--------------------------------------------------------------------------------
Guess?, Inc.                                                12,392       261,223
================================================================================
                                                                         885,293
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.42%

Hanesbrands, Inc. (b)                                       56,501       540,715
================================================================================

APPLICATION SOFTWARE--4.73%

Adobe Systems Inc. (b)                                      26,270       561,915
--------------------------------------------------------------------------------
Amdocs Ltd. (b)                                             23,979       444,091
--------------------------------------------------------------------------------
ANSYS, Inc. (b)                                              7,577       190,183
--------------------------------------------------------------------------------
Solera Holdings Inc. (b)                                    24,333       602,972
================================================================================
                                                                       1,799,161
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.84%

Affiliated Managers Group, Inc. (b)                         12,000       500,520
--------------------------------------------------------------------------------
State Street Corp.                                           6,488       199,701
================================================================================
                                                                         700,221
================================================================================

AUTOMOTIVE RETAIL--1.33%

O'Reilly Automotive, Inc. (b)                               14,425       505,019
================================================================================

BIOTECHNOLOGY--2.18%

Genzyme Corp. (b)                                            6,600       391,974
--------------------------------------------------------------------------------
United Therapeutics Corp. (b)                                6,625       437,846
================================================================================
                                                                         829,820
================================================================================

CASINOS & GAMING--1.11%

Scientific Games Corp. -Class A (b)                         34,798       421,404
================================================================================

COMPUTER & ELECTRONICS RETAIL--2.44%

Best Buy Co., Inc.                                          12,626       479,283
--------------------------------------------------------------------------------
GameStop Corp. -Class A (b)                                 16,081       450,590
================================================================================
                                                                         929,873
================================================================================

COMPUTER STORAGE & PERIPHERALS--2.13%

NetApp, Inc. (b)                                            20,494       304,131
--------------------------------------------------------------------------------
Western Digital Corp. (b)                                   26,083       504,445
================================================================================
                                                                         808,576
================================================================================

CONSTRUCTION & ENGINEERING--2.32%

Quanta Services, Inc. (b)                                   22,262       477,520
--------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                                   14,780       405,120
================================================================================
                                                                         882,640
================================================================================

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--2.65%

Alliance Data Systems Corp. (b)                             15,663   $   578,748
--------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (b)                        14,454       430,151
================================================================================
                                                                       1,008,899
================================================================================

DISTRIBUTORS--1.47%

LKQ Corp. (b)                                               39,307       560,911
================================================================================

DIVERSIFIED METALS & MINING--0.54%

Freeport-McMoRan Copper & Gold, Inc.                         5,420       206,556
================================================================================

DIVERSIFIED SUPPORT SERVICES--1.27%

Copart, Inc. (b)                                            16,276       482,746
================================================================================

DRUG RETAIL--1.01%

Shoppers Drug Mart Corp. (Canada)                           11,230       386,062
================================================================================

EDUCATION SERVICES--3.45%

Apollo Group Inc. -Class A (b)                               6,984       547,057
--------------------------------------------------------------------------------
Capella Education Co. (b)                                    3,859       204,527
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                           4,621       561,082
================================================================================
                                                                       1,312,666
================================================================================

ELECTRONIC COMPONENTS--1.51%

Amphenol Corp. -Class A                                     20,126       573,390
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.21%

Republic Services, Inc.                                     28,835       494,520
--------------------------------------------------------------------------------
Waste Management, Inc.                                      13,538       346,573
================================================================================
                                                                         841,093
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.00%

Intrepid Potash, Inc. (b)                                   14,751       272,156
--------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)                   1,319       106,717
================================================================================
                                                                         378,873
================================================================================

GENERAL MERCHANDISE STORES--1.17%

Dollar Tree, Inc. (b)                                        9,971       444,208
================================================================================
HEALTH CARE EQUIPMENT--0.98%

Zimmer Holdings, Inc. (b)                                   10,243       373,869
================================================================================

HEALTH CARE SERVICES--4.05%

DaVita, Inc. (b)                                             9,099       399,901
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)                                    8,776       405,188
--------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA (Germany)               9,036       351,154
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)                     6,543       382,700
================================================================================
                                                                       1,538,943
================================================================================

HOME ENTERTAINMENT SOFTWARE--0.73%

Activision Blizzard, Inc. (b)                               26,392       276,060
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DYNAMICS FUND

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--0.92%

Stanley Works (The)                                         11,979   $   348,828
================================================================================

HOUSEWARES & SPECIALTIES--1.64%

Jarden Corp. (b)                                            49,093       622,008
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.03%

Robert Half International, Inc.                             22,067       393,455
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.97%

KGEN Power Corp. (Acquired 01/27/07; Cost
   $865,032)(b)(c)                                          61,788       370,728
================================================================================

INVESTMENT BANKING & BROKERAGE--5.06%

Lazard Ltd. -Class A                                        19,611       576,564
--------------------------------------------------------------------------------
Morgan Stanley                                              25,577       582,388
--------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                18,876       292,578
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                             34,199       472,288
================================================================================
                                                                       1,923,818
================================================================================

IT CONSULTING & OTHER SERVICES--1.50%

Cognizant Technology Solutions Corp. -Class
   A (b)                                                    27,467       571,039
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.12%

Pharmaceutical Product Development, Inc.                    16,576       393,183
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                          11,575       412,880
================================================================================
                                                                         806,063
================================================================================

MANAGED HEALTH CARE--1.67%

Aveta, Inc.  (Acquired 12/21/05--05/22/06;
   Cost $1,165,095)(b)(c)                                   80,000       160,000
--------------------------------------------------------------------------------
Coventry Health Care, Inc. (b)                              12,099       156,561
--------------------------------------------------------------------------------
Humana Inc. (b)                                             12,229       318,932
================================================================================
                                                                         635,493
================================================================================

METAL & GLASS CONTAINERS--2.61%

Crown Holdings, Inc. (b)                                    27,136       616,801
--------------------------------------------------------------------------------
Pactiv Corp. (b)                                            25,826       376,802
================================================================================
                                                                         993,603
================================================================================

OIL & GAS DRILLING--1.01%

Noble Corp.                                                 15,902       383,079
================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.60%

Core Laboratories N.V.  (Netherlands)                        4,989       364,995
--------------------------------------------------------------------------------
IHS Inc. -Class A (b)                                       15,130       623,054
================================================================================
                                                                         988,049
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--6.42%

Continental Resources, Inc. (b)                             25,302       536,655
--------------------------------------------------------------------------------
Denbury Resources Inc. (b)                                  28,502       423,540
--------------------------------------------------------------------------------
Petrohawk Energy Corp. (b)                                  22,792       438,290
--------------------------------------------------------------------------------
Range Resources Corp.                                       12,470       513,265
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                                 17,850       529,967
================================================================================
                                                                       2,441,717
================================================================================

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.86%

Chattem, Inc. (b)                                            6,510   $   364,886
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                       13,976       344,508
================================================================================
                                                                         709,394
================================================================================

RESEARCH & CONSULTING SERVICES--1.28%

Equifax Inc.                                                19,900       486,555
================================================================================
RESTAURANTS--1.26%

Burger King Holdings Inc.                                   20,963       481,101
================================================================================

SECURITY & ALARM SERVICES--1.40%

Corrections Corp. of America (b)                            41,658       533,639
================================================================================

SEMICONDUCTOR EQUIPMENT--1.58%

ASML Holding N.V. (Netherlands)                             17,745       314,633
--------------------------------------------------------------------------------
Lam Research Corp. (b)                                      12,645       287,926
================================================================================
                                                                         602,559
================================================================================

SEMICONDUCTORS--2.86%

Altera Corp.                                                18,694       328,080
--------------------------------------------------------------------------------
Intersil Corp. -Class A                                     38,434       441,991
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                             24,150       319,021
================================================================================
                                                                       1,089,092
================================================================================

SPECIALIZED FINANCE--1.11%

IntercontinentalExchange Inc. (b)                            3,618       269,432
--------------------------------------------------------------------------------
MSCI Inc. -Class A (b)                                       8,968       151,649
================================================================================
                                                                         421,081
================================================================================

SPECIALTY STORES--0.51%

Ulta Salon, Cosmetics & Fragrance, Inc. (b)                 29,407       194,674
================================================================================

STEEL--0.49%

Nucor Corp.                                                  4,892       186,728
================================================================================

SYSTEMS SOFTWARE--4.44%

CA Inc.                                                     24,161       425,475
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd.
   (Israel)(b)                                              25,151       558,604
--------------------------------------------------------------------------------
McAfee Inc. (b)                                             21,099       706,816
================================================================================
                                                                       1,690,895
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.98%

Fastenal Co.                                                11,640       374,284
================================================================================

TRUCKING--3.58%

Con-way Inc.                                                17,325       310,637
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                        16,735       403,481
--------------------------------------------------------------------------------
Landstar System, Inc.                                       19,328       646,908
================================================================================
                                                                       1,361,026
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.43%

American Tower Corp. -Class A (b)                           22,775       693,043
--------------------------------------------------------------------------------
Crown Castle International Corp. (b)                        11,329       231,225
================================================================================
                                                                         924,268
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $48,240,060)                                           36,619,968
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DYNAMICS FUND

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--5.03%

Liquid Assets Portfolio -Institutional
   Class(d)                                                957,215   $   957,215
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)                  957,215       957,215
================================================================================
      Total Money Market Funds
         (Cost $1,914,430)                                             1,914,430
================================================================================
TOTAL INVESTMENTS--101.28%
   (Cost $50,154,490)                                                 38,534,398
================================================================================
OTHER ASSETS LESS LIABILITIES--(1.28)%                                  (488,321)
================================================================================
NET ASSETS--100.00%                                                  $38,046,077
================================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $530,728, which represented 1.39% of the Fund's Net Assets.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. DYNAMICS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. DYNAMICS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. DYNAMICS FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1               $38,003,670
---------------------------------------
Level 2                        --
---------------------------------------
Level 3                   530,728
=======================================
                      $38,534,398
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $8,162,720 and $10,716,085, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  1,458,293
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (13,284,392)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(11,826,099)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $50,360,497.

                            AIM V.I. FINANCIAL SERVICES FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com          I-VIFSE-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 90.61%

ASSET MANAGEMENT & CUSTODY BANKS--11.41%

Blackstone Group L.P. (The)                                43,865   $    318,021
--------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                         62,348      1,387,867
--------------------------------------------------------------------------------
Legg Mason, Inc.                                           51,668        821,521
--------------------------------------------------------------------------------
State Street Corp.                                         44,228      1,361,338
================================================================================
                                                                       3,888,747
================================================================================

CONSUMER FINANCE--11.89%

American Express Co.                                       92,437      1,259,916
--------------------------------------------------------------------------------
AmeriCredit Corp. (b)                                     107,887        632,218
--------------------------------------------------------------------------------
Capital One Financial Corp.                               104,822      1,283,021
--------------------------------------------------------------------------------
SLM Corp. (b)                                             176,939        875,848
================================================================================
                                                                       4,051,003
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--6.49%

Automatic Data Processing, Inc.                            47,226      1,660,466
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b)                                53,455        363,494
--------------------------------------------------------------------------------
Western Union Co.                                          14,933        187,708
================================================================================
                                                                       2,211,668
================================================================================

DIVERSIFIED BANKS--0.20%

U.S. Bancorp                                                4,627         67,600
================================================================================

DIVERSIFIED CAPITAL MARKETS--2.69%

UBS AG (Switzerland)(b)                                    97,317        917,699
================================================================================

INSURANCE BROKERS--5.30%

Marsh & McLennan Cos., Inc.                                72,927      1,476,772
--------------------------------------------------------------------------------
National Financial Partners Corp.                         102,595        328,304
================================================================================
                                                                       1,805,076
================================================================================

INVESTMENT BANKING & BROKERAGE--10.01%

FBR Capital Markets Corp. (b)                             258,578        850,722
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                            10,022      1,062,532
--------------------------------------------------------------------------------
Morgan Stanley                                             65,802      1,498,312
================================================================================
                                                                       3,411,566
================================================================================

LIFE & HEALTH INSURANCE--2.97%

Prudential Financial, Inc.                                  7,493        142,517
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                             38,214        870,515
================================================================================
                                                                       1,013,032
================================================================================

MANAGED HEALTH CARE--4.71%

Coventry Health Care, Inc. (b)                             29,762        385,120
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                    58,220      1,218,545
================================================================================
                                                                       1,603,665
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--13.00%

Bank of America Corp.                                     160,061   $  1,091,616
--------------------------------------------------------------------------------
Citigroup Inc.                                            297,384        752,382
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                       97,238      2,584,586
================================================================================
                                                                       4,428,584
================================================================================

PROPERTY & CASUALTY INSURANCE--3.71%

Allstate Corp. (The)                                        7,538        144,353
--------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                  205,365      1,121,293
================================================================================
                                                                       1,265,646
================================================================================

REAL ESTATE SERVICES--0.21%

Jones Lang LaSalle Inc.                                     3,158         73,455
================================================================================

REGIONAL BANKS--6.48%

Fifth Third Bancorp                                       214,157        625,338
--------------------------------------------------------------------------------
First Horizon National Corp.                                8,485         91,134
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                       56,846        667,372
--------------------------------------------------------------------------------
Zions Bancorp.                                             83,876        824,501
================================================================================
                                                                       2,208,345
================================================================================

SPECIALIZED CONSUMER SERVICES--2.66%

H&R Block, Inc.                                            49,777        905,444
================================================================================

SPECIALIZED FINANCE--8.88%

CIT Group, Inc.                                           286,073        815,308
--------------------------------------------------------------------------------
Moody's Corp.                                              96,421      2,209,969
================================================================================
                                                                       3,025,277
================================================================================
     Total Common Stocks (Cost $78,965,130)                           30,876,807
================================================================================

MONEY MARKET FUNDS--12.15%

Liquid Assets Portfolio -Institutional Class(c)         2,069,739      2,069,739
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)               2,069,739      2,069,739
--------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $4,139,478)                                             4,139,478
================================================================================
TOTAL INVESTMENTS--102.76%
   (Cost $83,104,608)                                                 35,016,285
================================================================================
OTHER ASSETS LESS LIABILITIES--(2.76)%                                  (941,624)
================================================================================
NET ASSETS--100.00%                                                 $ 34,074,661
================================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. FINANCIAL SERVICES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. FINANCIAL SERVICES FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

AIM V.I. FINANCIAL SERVICES FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $35,016,285
---------------------------------------
Level 2                       --
---------------------------------------
Level 3                       --
=======================================
                     $35,016,285
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $1,426,458 and $1,210,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $    510,709
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (49,650,955)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities         $(49,140,246)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $84,156,531.

                        AIM V.I. GLOBAL HEALTH CARE FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-VIGHC-QTR-1 03/09         Invesco Aim Advisors, Inc.

AIM V.I. GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.07%

BIOTECHNOLOGY--21.25%

Amgen Inc. (b)(c)                                         91,197   $   4,516,075
--------------------------------------------------------------------------------
Array BioPharma Inc. (b)(c)                               86,657         228,775
--------------------------------------------------------------------------------
Biogen Idec Inc. (c)                                      30,129       1,579,362
--------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (b)(c)                      180,301       2,226,717
--------------------------------------------------------------------------------
Celgene Corp. (b)(c)                                      71,847       3,190,007
--------------------------------------------------------------------------------
CSL Ltd. (Australia)                                      68,902       1,555,957
--------------------------------------------------------------------------------
Genzyme Corp. (b)(c)                                      65,059       3,863,854
--------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)(c)                             139,648       6,468,495
--------------------------------------------------------------------------------
Grifols S.A. (Spain)                                      92,993       1,340,068
--------------------------------------------------------------------------------
Incyte Corp. (b)(c)                                       78,315         183,257
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)(c)                          21,324         815,856
--------------------------------------------------------------------------------
Pharmasset, Inc. (b)(c)                                   20,400         200,124
--------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (b)(c)                        51,742         317,696
--------------------------------------------------------------------------------
United Therapeutics Corp. (b)(c)                          25,695       1,698,183
================================================================================
                                                                      28,184,426
================================================================================

DRUG RETAIL--2.46%

CVS Caremark Corp.                                        94,497       2,597,722
--------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                                   146,520         666,072
================================================================================
                                                                       3,263,794
================================================================================

HEALTH CARE DISTRIBUTORS--0.11%

Animal Health International, Inc. (c)                    120,033         150,041
================================================================================

HEALTH CARE EQUIPMENT--16.98%

American Medical Systems Holdings, Inc.
   (b)(c)                                                 96,441       1,075,317
--------------------------------------------------------------------------------
Baxter International Inc. (b)                             54,708       2,802,144
--------------------------------------------------------------------------------
Becton, Dickinson and Co.                                 49,873       3,353,461
--------------------------------------------------------------------------------
Covidien Ltd. (b)                                         83,280       2,768,227
--------------------------------------------------------------------------------
Dexcom Inc. (b)(c)                                       116,670         483,014
--------------------------------------------------------------------------------
Hologic, Inc. (b)(c)                                      93,331       1,221,703
--------------------------------------------------------------------------------
Hospira, Inc. (c)                                         57,697       1,780,529
--------------------------------------------------------------------------------
Insulet Corp. (b)(c)                                      74,004         303,416
--------------------------------------------------------------------------------
Medtronic, Inc. (b)                                      138,435       4,079,679
--------------------------------------------------------------------------------
Nobel Biocare Holding AG (Switzerland)                    24,515         418,376
--------------------------------------------------------------------------------
ResMed Inc. (c)                                           26,421         933,718
--------------------------------------------------------------------------------
Wright Medical Group, Inc. (b)(c)                        101,995       1,328,995
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)(c)                              53,842       1,965,233
================================================================================
                                                                      22,513,812
================================================================================

HEALTH CARE FACILITIES--1.84%

Assisted Living Concepts Inc. -Class A (b)(c)             31,460         426,603
--------------------------------------------------------------------------------
Rhoen-Klinikum AG (Germany)                              108,036       2,008,831
================================================================================
                                                                       2,435,434
================================================================================

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE SERVICES--7.56%

DaVita, Inc. (b)(c)                                       56,959   $   2,503,348
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)(c)                              73,105       3,375,258
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)(c)                       66,580       2,752,417
--------------------------------------------------------------------------------
Quest Diagnostics Inc. (b)                                29,326       1,392,399
================================================================================
                                                                      10,023,422
================================================================================

HEALTH CARE SUPPLIES--2.97%

Alcon, Inc.                                               24,943       2,267,568
--------------------------------------------------------------------------------
Align Technology, Inc. (b)(c)                             40,883         324,202
--------------------------------------------------------------------------------
DENTSPLY International Inc. (b)                           49,965       1,341,561
================================================================================
                                                                       3,933,331
================================================================================

HEALTH CARE TECHNOLOGY--0.50%

Allscripts-Misys Healthcare Solutions, Inc.
   (b)                                                    63,962         658,169
================================================================================

LIFE & HEALTH INSURANCE--0.48%

Amil Participacoes S.A. (Brazil)(d)                      230,700         636,208
================================================================================

LIFE SCIENCES TOOLS & SERVICES--7.39%

AMAG Pharmaceuticals, Inc. (b)(c)                         19,999         735,363
--------------------------------------------------------------------------------
ICON PLC -ADR (United Kingdom)(b)(c)                      36,610         591,252
--------------------------------------------------------------------------------
Life Technologies Corp. (b)(c)                            81,083       2,633,576
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                  81,031       1,922,055
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)(c)                     96,688       3,448,861
--------------------------------------------------------------------------------
Varian Inc. (c)                                           19,991         474,586
================================================================================
                                                                       9,805,693
================================================================================

MANAGED HEALTH CARE--7.03%

Aetna Inc. (b)                                            54,251       1,319,927
--------------------------------------------------------------------------------
AMERIGROUP Corp. (b)(c)                                   36,021         992,018
--------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
   $1,655,802)(c)(d)                                     122,652         245,304
--------------------------------------------------------------------------------
CIGNA Corp.                                               37,775         664,462
--------------------------------------------------------------------------------
Health Net Inc. (c)                                       86,547       1,253,201
--------------------------------------------------------------------------------
UnitedHealth Group Inc. (b)                              102,570       2,146,790
--------------------------------------------------------------------------------
WellPoint Inc. (c)                                        71,100       2,699,667
================================================================================
                                                                       9,321,369
================================================================================

PHARMACEUTICALS--28.50%

Abbott Laboratories                                       43,639       2,081,580
--------------------------------------------------------------------------------
Allergan, Inc. (b)                                        54,662       2,610,657
--------------------------------------------------------------------------------
ARYx Therapeutics, Inc. (b)(c)                            82,292         279,793
--------------------------------------------------------------------------------
Auxilium Pharmaceuticals Inc. (b)(c)                      23,211         643,409
--------------------------------------------------------------------------------
Bayer AG (Germany)(b)                                     23,675       1,131,981
--------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (b)(c)                      75,089         704,335
--------------------------------------------------------------------------------
EastPharma Ltd. -GDR (Turkey)(c)(d)                      114,132         268,210
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (United Kingdom)               119,052         616,580
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL HEALTH CARE FUND

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)

Ipsen S.A. (France)                                       33,959   $   1,305,078
--------------------------------------------------------------------------------
Johnson & Johnson                                         96,438       5,072,639
--------------------------------------------------------------------------------
Merck KGaA (Germany)(b)                                   13,065       1,152,721
--------------------------------------------------------------------------------
Novartis AG -ADR (Switzerland)                            53,971       2,041,723
--------------------------------------------------------------------------------
Pfizer Inc. (b)                                          163,914       2,232,509
--------------------------------------------------------------------------------
Pharmstandard -GDR (Russia)(c)(d)                         23,450         225,120
--------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                            42,267       5,801,871
--------------------------------------------------------------------------------
Shire PLC -ADR (United Kingdom)(b)                        57,466       2,065,328
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Japan)(b)                 30,700       1,064,157
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR
   (Israel)(b)                                            33,100       1,491,155
--------------------------------------------------------------------------------
Wyeth                                                    162,719       7,003,426
================================================================================
                                                                      37,792,272
================================================================================
     Total Common Stocks & Other Equity Interests
        (Cost $171,535,555)                                          128,717,971
================================================================================

MONEY MARKET FUNDS--3.59%

Liquid Assets Portfolio -Institutional
   Class(e)                                            2,379,889       2,379,889
================================================================================
Premier Portfolio -Institutional Class(e)              2,379,889       2,379,889
================================================================================
      Total Money Market Funds
         (Cost $4,759,778)                                             4,759,778
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.66%
   (Cost $176,295,333)                                               133,477,749
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS--25.60%

Liquid Assets Portfolio -Institutional Class
   (Cost $33,942,774)(e)(f)                           33,942,774      33,942,774
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-126.26%
   (Cost $210,238,107)                                               167,420,523
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(26.26)%                              (34,820,514)
================================================================================
NET ASSETS--100.00%                                                $ 132,600,009
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $1,374,842, which represented 1.04% of the Fund's Net Assets.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL HEALTH CARE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. GLOBAL HEALTH CARE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. GLOBAL HEALTH CARE FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1              $163,653,264              $     --
------------------------------------------------------------
Level 2                 3,521,955               (81,622)
------------------------------------------------------------
Level 3                   245,304                    --
============================================================
                     $167,420,523              $(81,622)
============================================================

* Other investments include foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                     OPEN FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------
                       CONTRACT TO                            UNREALIZED
SETTLEMENT   ------------------------------                 APPRECIATION
DATE             DELIVER         RECEIVE         VALUE     (DEPRECIATION)
-------------------------------------------------------------------------
05/11/09     CHF  2,750,000   USD 2,355,965   $2,418,719       $(62,754)
-------------------------------------------------------------------------
05/11/09     EUR  1,562,000   USD 2,031,576    2,074,432        (42,856)
-------------------------------------------------------------------------
05/11/09     GBP    779,500   USD 1,142,407    1,118,419         23,988
=========================================================================
   TOTAL OPEN FOREIGN CURRENCY CONTRACTS                       $(81,622)
=========================================================================

            CLOSED FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------
                   CONTRACT TO
CLOSED     -------------------------              REALIZED
 DATE        DELIVER       RECEIVE      VALUE       GAIN
----------------------------------------------------------
03/09/09   USD 495,019   EUR 393,000   $504,667   $  9,648
----------------------------------------------------------
03/23/09   USD 197,338   GBP 135,500    199,480      2,142
----------------------------------------------------------
   TOTAL CLOSED FOREIGN CURRENCY CONTRACTS        $ 11,790
==========================================================
   TOTAL FOREIGN CURRENCY CONTRACTS               $(69,832)
==========================================================

CURRENCY ABBREVIATIONS:

CHF -- SWISS FRANC
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $23,587,654 and $26,580,726, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  2,554,431
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (46,218,154)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(43,663,723)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $211,084,246.

                        AIM V.I. GLOBAL REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com           VIGRE-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY INTERESTS-97.12%

AUSTRALIA-8.93%

CFS Retail Property Trust (a)                             219,574   $    248,762
--------------------------------------------------------------------------------
Dexus Property Group                                    1,254,397        653,901
--------------------------------------------------------------------------------
Stockland                                                 606,685      1,311,890
--------------------------------------------------------------------------------
Westfield Group                                           581,140      4,053,189
================================================================================
                                                                       6,267,743
================================================================================

CANADA-2.59%

Canadian Real Estate Investment Trust                      19,100        302,400
--------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                        9,600        104,628
--------------------------------------------------------------------------------
Primaris Retail Real Estate Investment
   Trust                                                   20,000        143,571
--------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                       128,300      1,268,040
================================================================================
                                                                       1,818,639
================================================================================

FINLAND-0.26%

Citycon Oyj (a)                                            95,472        185,130
================================================================================

FRANCE-6.15%

Mercialys                                                  14,584        422,260
--------------------------------------------------------------------------------
Societe Immobiliere de Location pour
   I'Industrie et le Commerce (a)                           4,350        326,368
--------------------------------------------------------------------------------
Unibail-Rodamco (a)                                        25,069      3,565,654
================================================================================
                                                                       4,314,282
================================================================================

GERMANY-0.30%

Deutsche Euroshop AG (a)                                    7,362        212,179
================================================================================

HONG KONG-17.61%

China Overseas Land & Investment Ltd.                     940,301      1,475,248
--------------------------------------------------------------------------------
China Resources Land Ltd.                                 691,800      1,071,091
--------------------------------------------------------------------------------
Hang Lung Properties Ltd.                                 851,000      1,998,323
--------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                       299,000      1,138,041
--------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                               233,000        531,240
--------------------------------------------------------------------------------
Hysan Development Co. Ltd.                                164,000        277,191
--------------------------------------------------------------------------------
Kerry Properties Ltd.                                      87,900        212,078
--------------------------------------------------------------------------------
Link REIT (The)                                           634,500      1,254,166
--------------------------------------------------------------------------------
Sino Land Co. Ltd.                                        312,000        311,976
--------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd.                             349,500        229,976
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                              431,000      3,859,237
================================================================================
                                                                      12,358,567
================================================================================

JAPAN-14.75%

AEON Mall Co., Ltd.                                        19,600        250,589
--------------------------------------------------------------------------------
Frontier Real Estate Investment Corp.                          28        137,768
--------------------------------------------------------------------------------
Japan Real Estate Investment Corp. (a)                        183      1,412,476
--------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.                                256,000      2,920,925
--------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                                  223,000      2,444,945
--------------------------------------------------------------------------------
Nippon Building Fund Inc. (a)                                 152      1,314,408
--------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.                           28        156,693
--------------------------------------------------------------------------------
NTT Urban Development Corp. (a)                               539        432,858
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
--------------------------------------------------------------------------------

JAPAN-(CONTINUED)

Sumitomo Realty & Development Co., Ltd. (a)                91,000   $  1,015,550
--------------------------------------------------------------------------------
TOKYU REIT, Inc.                                               50        268,539
================================================================================
                                                                      10,354,752
================================================================================

NETHERLANDS-2.41%

Corio N.V. (a)                                             22,106        914,272
--------------------------------------------------------------------------------
Eurocommercial Properties N.V. (a)(b)                      10,018        272,095
--------------------------------------------------------------------------------
Wereldhave N.V.                                             7,250        508,045
================================================================================
                                                                       1,694,413
================================================================================

NEW ZEALAND-0.27%

AMP NZ Office Trust (a)                                   197,473        101,532
--------------------------------------------------------------------------------
Goodman Property Trust (a)                                194,063         88,555
================================================================================
                                                                         190,087
================================================================================

SINGAPORE-2.67%

Ascendas Real Estate Investment Trust                     496,779        398,475
--------------------------------------------------------------------------------
Capitaland Ltd.                                           702,000      1,075,402
--------------------------------------------------------------------------------
CapitaMall Trust                                          460,550        399,695
================================================================================
                                                                       1,873,572
================================================================================

SWEDEN-0.49%

Hufvudstaden A.B. (a)                                      66,332        342,038
================================================================================

SWITZERLAND-0.78%

PSP Swiss Property AG (b)                                  12,995        548,155
================================================================================

UNITED KINGDOM-5.56%

British Land Co. PLC (a)                                  187,938        972,672
--------------------------------------------------------------------------------
Derwent London PLC (a)                                     46,256        441,301
--------------------------------------------------------------------------------
Hammerson PLC (a)                                         197,623        726,052
--------------------------------------------------------------------------------
Land Securities Group PLC (a)                             216,054      1,355,307
--------------------------------------------------------------------------------
Shaftesbury PLC                                            97,313        406,614
================================================================================
                                                                       3,901,947
================================================================================

UNITED STATES-34.35%

Acadia Realty Trust (a)                                    16,541        175,500
--------------------------------------------------------------------------------
AMB Property Corp. (a)                                     34,400        495,360
--------------------------------------------------------------------------------
AvalonBay Communities, Inc. (a)                            17,742        834,939
--------------------------------------------------------------------------------
Boston Properties, Inc. (a)                                37,200      1,303,116
--------------------------------------------------------------------------------
Camden Property Trust (a)                                  32,500        701,350
--------------------------------------------------------------------------------
Corporate Office Properties Trust (a)                      14,000        347,620
--------------------------------------------------------------------------------
DCT Industrial Trust Inc.                                 125,900        399,103
--------------------------------------------------------------------------------
Digital Realty Trust, Inc. (a)                             32,600      1,081,668
--------------------------------------------------------------------------------
EastGroup Properties, Inc. (a)                             13,900        390,173
--------------------------------------------------------------------------------
Equity Residential                                         84,277      1,546,483
--------------------------------------------------------------------------------
Essex Property Trust, Inc. (a)                             16,400        940,376
--------------------------------------------------------------------------------
Federal Realty Investment Trust (a)                        30,300      1,393,800
--------------------------------------------------------------------------------
HCP, Inc.                                                  56,848      1,014,737
--------------------------------------------------------------------------------
Health Care REIT, Inc.                                     33,367      1,020,697
--------------------------------------------------------------------------------
Highwoods Properties, Inc. (a)                             27,967        599,053
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL REAL ESTATE FUND

                                                        SHARES         VALUE
--------------------------------------------------------------------------------

UNITED STATES-(CONTINUED)

Home Properties, Inc. (a)                                   9,400   $    288,110
--------------------------------------------------------------------------------
Host Hotels & Resorts Inc. (a)                            114,789        449,973
--------------------------------------------------------------------------------
Liberty Property Trust                                     30,300        573,882
--------------------------------------------------------------------------------
Macerich Co. (The) (a)                                     23,200        145,232
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                     22,773        451,133
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                    16,300        502,529
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                         43,171        957,964
--------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                           23,461        330,331
--------------------------------------------------------------------------------
ProLogis (a)                                               29,214        189,891
--------------------------------------------------------------------------------
Public Storage (a)                                         28,000      1,547,000
--------------------------------------------------------------------------------
Regency Centers Corp. (a)                                   7,600        201,932
--------------------------------------------------------------------------------
Senior Housing Properties Trust                            50,188        703,636
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                 63,427      2,197,111
--------------------------------------------------------------------------------
SL Green Realty Corp. (a)                                  20,900        225,720
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. (a)                    16,300        503,018
--------------------------------------------------------------------------------
Ventas, Inc. (a)                                           40,886        924,432
--------------------------------------------------------------------------------
Vornado Realty Trust (a)                                   34,885      1,159,577
--------------------------------------------------------------------------------
Washington Real Estate Investment Trust (a)                29,984        518,723
================================================================================
                                                                      24,114,169
================================================================================
   Total Real Estate Investment Trusts, Common
      Stocks & Other Equity Interests
      (Cost $102,965,445)                                             68,175,673
================================================================================

MONEY MARKET FUNDS-2.06%

Liquid Assets Portfolio -Institutional
   Class(c)                                               721,521        721,521
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)                 721,521        721,521
================================================================================
   Total Money Market Funds (Cost $1,443,042)                          1,443,042
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.17% (Cost $104,408,487)                                   69,618,715
================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-20.52%

Liquid Assets Portfolio -Institutional
   Class (Cost $14,406,353)(c)(d)                      14,406,353     14,406,353
================================================================================
TOTAL INVESTMENTS-119.70%
   (Cost $118,814,840)                                                84,025,068
================================================================================
OTHER ASSETS LESS LIABILITIES-(19.70)%                               (13,826,820)
================================================================================
NET ASSETS-100.00%                                                  $ 70,198,248
________________________________________________________________________________
================================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at March 31, 2009.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GLOBAL REAL ESTATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. GLOBAL REAL ESTATE FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the

AIM V.I. GLOBAL REAL ESTATE FUND
     securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. GLOBAL REAL ESTATE FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1            $63,403,954
---------------------------------------
  Level 2             20,621,114
---------------------------------------
  Level 3                     --
=======================================
                     $84,025,068
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $15,297,286 and $13,218,017, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  1,560,242
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (39,613,965)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(38,053,723)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $122,078,791.

                       AIM V.I. GOVERNMENT SECURITIES FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com            VIGOV-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-81.52%

COLLATERALIZED MORTGAGE OBLIGATIONS-58.66%

Fannie Mae REMICs,
   4.50%, 11/25/14 to 07/25/2028                  $35,375,439     $   35,807,199
--------------------------------------------------------------------------------
   5.00%, 12/25/15 to 03/25/25                     21,052,778         21,404,420
--------------------------------------------------------------------------------
   4.00%, 03/25/16                                    283,651            284,551
--------------------------------------------------------------------------------
   6.50%, 06/25/20                                     89,978             90,173
--------------------------------------------------------------------------------
   6.00%, 02/25/21 to 10/25/33                     78,385,113         79,858,562
--------------------------------------------------------------------------------
   5.50%, 02/25/24 to 03/01/38                     36,894,628         37,454,038
================================================================================
Fannie Mae Whole Loans,
   5.50%, 07/25/34                                  2,930,681          2,889,082
--------------------------------------------------------------------------------
Federal Home Loan Bank,
   4.75%, 10/25/10                                 42,582,482         43,860,169
--------------------------------------------------------------------------------
   4.72%, 09/20/12                                  1,576,905          1,648,332
--------------------------------------------------------------------------------
   5.27%, 12/28/12                                  3,318,129          3,486,523
--------------------------------------------------------------------------------
   5.46%, 11/27/15                                 59,665,760         62,795,616
--------------------------------------------------------------------------------
   5.77%, 03/23/18                                 11,198,088         11,752,916
================================================================================
Freddie Mac REMICs,
   5.50%, 07/15/10 to 10/15/28                    194,171,494        197,692,929
--------------------------------------------------------------------------------
   6.75%, 06/15/11                                    513,034            526,775
--------------------------------------------------------------------------------
   5.25%, 08/15/11                                  5,944,639          6,105,881
--------------------------------------------------------------------------------
   5.38%, 08/15/11 to 09/15/11                      7,954,278          8,178,742
--------------------------------------------------------------------------------
   4.50%, 03/15/14 to 08/15/27                     19,200,780         19,566,994
--------------------------------------------------------------------------------
   5.00%, 06/15/14 to 09/15/27                     73,930,707         75,285,361
--------------------------------------------------------------------------------
   7.50%, 01/15/16                                  2,113,516          2,169,394
--------------------------------------------------------------------------------
   6.00%, 09/15/16 to 06/15/31                    133,510,831        136,178,316
--------------------------------------------------------------------------------
   4.00%, 11/15/16 to 11/15/26                     11,683,520         11,832,000
--------------------------------------------------------------------------------
   5.75%, 12/15/18                                 26,590,053         26,969,487
--------------------------------------------------------------------------------
   4.75%, 04/15/31                                 21,674,423         21,925,203
================================================================================
Government National Mortgage Association (GNMA)
   REMICs,
   3.13%, 04/16/16                                  5,377,575          5,416,853
--------------------------------------------------------------------------------
   5.14%, 06/16/23                                  4,664,609          4,718,571
--------------------------------------------------------------------------------
   5.86%, 10/16/23                                    414,596            419,278
--------------------------------------------------------------------------------
   2.17%, 02/16/24                                 23,674,646         23,265,998
--------------------------------------------------------------------------------
   5.00%, 09/16/27 to 02/20/29                     13,656,887         13,940,704
--------------------------------------------------------------------------------
   4.21%, 01/16/28                                 10,481,674         10,619,015
--------------------------------------------------------------------------------
   4.75%, 12/20/29                                 20,839,635         21,006,369
--------------------------------------------------------------------------------
   4.50%, 08/20/35                                  1,345,903          1,383,306
================================================================================
                                                                     888,532,757
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-7.21%

Pass Through Ctfs.,
   6.00%, 08/01/10 to 02/01/34                      6,391,790          6,712,503
--------------------------------------------------------------------------------
   7.00%, 11/01/10 to 12/01/37                     10,952,282         11,698,130
--------------------------------------------------------------------------------
   8.00%, 09/01/11 to 09/01/36                     18,363,720         20,046,571
--------------------------------------------------------------------------------
   6.50%, 10/01/12 to 12/01/35                     10,594,446         11,194,028
--------------------------------------------------------------------------------
   7.50%, 03/01/16 to 08/01/36                      7,633,769          8,162,601
--------------------------------------------------------------------------------
   10.50%, 08/01/19                                     6,990              7,898
--------------------------------------------------------------------------------
   8.50%, 09/01/20 to 08/01/31                      1,382,119          1,509,894
--------------------------------------------------------------------------------
   10.00%, 03/01/21                                   108,058            122,600
--------------------------------------------------------------------------------
   9.00%, 06/01/21 to 06/01/22                        914,390          1,006,753
--------------------------------------------------------------------------------
   7.05%, 05/20/27                                    385,221            407,540
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Pass Through Ctfs., TBA,
   4.50%, 04/01/39(a)(b)                          $19,000,000     $   19,397,822
--------------------------------------------------------------------------------
   5.00%, 04/01/39(a)(b)                           28,000,000         28,879,368
================================================================================
                                                                     109,145,708
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-11.87%

Pass Through Ctfs.,
   6.00%, 05/01/09 to 03/01/37                      7,041,050          7,389,067
--------------------------------------------------------------------------------
   6.50%, 10/01/10 to 11/01/37                     12,822,340         13,528,510
--------------------------------------------------------------------------------
   7.00%, 12/01/10 to 06/01/36                     36,872,694         39,191,783
--------------------------------------------------------------------------------
   7.50%, 08/01/11 to 07/01/37                     23,580,588         25,385,141
--------------------------------------------------------------------------------
   8.50%, 06/01/12 to 08/01/37                      9,369,727         10,219,803
--------------------------------------------------------------------------------
   8.00%, 06/01/12 to 11/01/37                     26,323,835         28,312,700
--------------------------------------------------------------------------------
   10.00%, 09/01/13 to 03/01/16                        49,716             54,022
--------------------------------------------------------------------------------
   5.00%, 11/01/17 to 12/01/33                      1,838,247          1,920,019
--------------------------------------------------------------------------------
   5.50%, 03/01/21                                        852                890
--------------------------------------------------------------------------------
   6.75%, 07/01/24                                  1,513,764          1,625,730
--------------------------------------------------------------------------------
   6.95%, 10/01/25 to 09/01/26                        206,033            222,522
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.00%, 04/01/24(a)(b)                            9,000,000          9,151,875
--------------------------------------------------------------------------------
   4.50%, 04/01/24(a)(b)                           15,000,000         15,445,320
--------------------------------------------------------------------------------
   5.00%, 04/01/24 to 04/01/39(a)(b)               12,500,000         12,915,388
--------------------------------------------------------------------------------
   4.50%, 05/01/39(a)                               9,000,000          9,171,558
--------------------------------------------------------------------------------
   6.50%, 05/01/39(a)                               5,000,000          5,247,660
================================================================================
                                                                     179,781,988
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-3.78%

Pass Through Ctfs.,
   9.38%, 06/15/09 to 12/15/09                         27,313             27,920
--------------------------------------------------------------------------------
   7.50%, 07/15/09 to 10/15/35                      9,736,797         10,345,215
--------------------------------------------------------------------------------
   6.50%, 07/20/09 to 01/15/37                     22,684,068         24,096,781
--------------------------------------------------------------------------------
   8.00%, 07/15/12 to 01/15/37                      5,789,253          6,258,738
--------------------------------------------------------------------------------
   6.75%, 08/15/13                                     59,007             61,959
--------------------------------------------------------------------------------
   11.00%, 10/15/15                                     2,340              2,640
--------------------------------------------------------------------------------
   9.50%, 09/15/16                                      3,216              3,519
--------------------------------------------------------------------------------
   9.00%, 10/20/16 to 12/20/16                        110,930            119,367
--------------------------------------------------------------------------------
   7.00%, 04/15/17 to 01/15/37                      7,514,180          8,012,159
--------------------------------------------------------------------------------
   10.50%, 09/15/17 to 11/15/19                         4,157              4,440
--------------------------------------------------------------------------------
   8.50%, 12/15/17 to 01/15/37                      1,225,435          1,321,165
--------------------------------------------------------------------------------
   10.00%, 06/15/19                                    48,728             53,781
--------------------------------------------------------------------------------
   6.00%, 09/15/20 to 08/15/33                      4,096,834          4,313,545
--------------------------------------------------------------------------------
   6.95%, 08/20/25 to 08/20/27                      1,397,093          1,491,551
--------------------------------------------------------------------------------
   6.25%, 06/15/27                                    191,699            202,943
--------------------------------------------------------------------------------
   6.38%, 10/20/27 to 09/20/28                        919,944            979,786
================================================================================
                                                                      57,295,509
================================================================================
   Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $1,226,638,074)                                        1,234,755,962
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-18.53%

FEDERAL AGRICULTURAL MORTGAGE CORP.-7.06%

Bonds,
   2.11%, 03/15/12                                $70,000,000     $   70,257,157
--------------------------------------------------------------------------------
Medium-Term Notes,
   5.60%, 01/10/17                                 11,000,000         11,372,024
--------------------------------------------------------------------------------
Unsec. Medium-Term Notes,
   2.20%, 11/09/11                                 25,000,000         25,238,301
================================================================================
                                                                     106,867,482
================================================================================

FEDERAL FARM CREDIT BANK (FFCB)-8.52%

Bonds,
   3.10%, 09/17/10                                 10,935,000         11,051,629
--------------------------------------------------------------------------------
   3.49%, 09/29/10                                 47,220,000         47,841,079
--------------------------------------------------------------------------------
   3.55%, 10/06/10                                 50,000,000         50,694,931
--------------------------------------------------------------------------------
   5.75%, 01/18/11                                  2,000,000          2,154,312
--------------------------------------------------------------------------------
   5.59%, 10/04/21                                 10,075,000         10,850,578
--------------------------------------------------------------------------------
   5.75%, 01/18/22                                  2,775,000          2,996,663
--------------------------------------------------------------------------------
Medium-Term Notes,
   5.75%, 12/07/28                                  3,100,000          3,519,775
================================================================================
                                                                     129,108,967
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-1.99%

Unsec. Global Bonds, 1.63%, 03/16/11               30,000,000         30,141,685
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.13%

Sr. Unsec. Global Bonds,
   6.63%, 11/15/30(c)                                 700,000            924,649
--------------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
   6.74%, 10/09/19(d)                               1,000,000            557,312
--------------------------------------------------------------------------------
   7.37%, 10/09/19(d)                                 800,000            445,850
================================================================================
                                                                       1,927,811
================================================================================

PRIVATE EXPORT FUNDING CORP.-0.45%

Series G, Sec. Gtd. Notes, 6.67%,
   09/15/09                                         6,601,000          6,787,445
================================================================================

TENNESSEE VALLEY AUTHORITY-0.38%

Series A, Bonds, 6.79%, 05/23/12                    5,000,000          5,743,696
================================================================================
   Total U.S. Government Sponsored Agency
      Securities (Cost $275,640,877)                                 280,577,086
================================================================================

U.S. TREASURY SECURITIES-4.10%

U.S. TREASURY BILLS-0.03%

   0.49%, 10/22/09(c)(d)                              300,000            299,267
--------------------------------------------------------------------------------
   0.24%, 07/30/09(d)                                 110,000            109,913
================================================================================
                                                                         409,180
================================================================================

U.S. TREASURY NOTES-0.57%

   4.63%, 07/31/09(c)                               8,346,000          8,467,604
--------------------------------------------------------------------------------
   3.13%, 11/30/09(c)                                 160,000            162,762
================================================================================
                                                                       8,630,366
================================================================================


                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BONDS-0.38%

   7.50%, 11/15/24(c)                             $ 2,815,000     $    4,240,094
--------------------------------------------------------------------------------
   7.63%, 02/15/25(c)                                 550,000            839,953
--------------------------------------------------------------------------------
   6.88%, 08/15/25(c)                                 500,000            716,953
================================================================================
                                                                       5,797,000
================================================================================

U.S. TREASURY INFLATION - INDEXED NOTES-2.90%

   2.13%, 01/15/19                                 41,298,600(e)      43,995,914
================================================================================

U.S. TREASURY STRIPS-0.22%

   4.78%, 11/15/18(c)(d)                            1,400,000          1,038,187
--------------------------------------------------------------------------------
   4.94%, 11/15/18(c)(d)                            2,100,000          1,557,281
--------------------------------------------------------------------------------
   6.37%, 11/15/18(c)(d)                              405,000            300,333
--------------------------------------------------------------------------------
   6.79%, 11/15/18(c)(d)                              250,000            185,391
--------------------------------------------------------------------------------
   6.85%, 11/15/18(c)(d)                              250,000            185,391
================================================================================
                                                                       3,266,583
================================================================================
   Total U.S. Treasury Securities
      (Cost $60,528,309)                                              62,099,043
================================================================================

FOREIGN SOVEREIGN BONDS-0.28%

SOVEREIGN DEBT-0.28%

Israel Government Agency for
   International Development (AID)
   Bond (Israel), Gtd. Global Bonds,
   5.13%, 11/01/24
   (Cost $3,832,448)                                3,800,000          4,274,861
================================================================================


                                                     SHARES            VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.32%

Government & Agency Portfolio - Institutional
   Class (Cost $19,940,114)(f)                     19,940,114         19,940,114
================================================================================
TOTAL INVESTMENTS-105.75%
   (Cost $1,586,579,822)                                           1,601,647,066
================================================================================
OTHER ASSETS LESS LIABILITIES-(5.75)%                                (87,032,093)
================================================================================
NET ASSETS-100.00%                                                $1,514,614,973
________________________________________________________________________________
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GOVERNMENT SECURITIES FUND

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
REMICS -- Real Estate Mortgage Investment Conduits
Sec.   -- Secured
Sr.    -- Senior
STRIPS -- Separately Traded Registered Interest and Principal Security
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a)  Security purchased on forward commitment basis.

(b)  This security is subject to dollar roll transactions. See Note 1E.

(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) Principal amount of security and interest payments are adjusted for inflation.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. GOVERNMENT SECURITIES FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on

AIM V.I. GOVERNMENT SECURITIES FUND
     the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with

AIM V.I. GOVERNMENT SECURITIES FUND
     respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL             INVESTMENTS IN SECURITIES             OTHER INVESTMENTS*
--------------------------------------------------------------------------------
  Level 1                     $   19,940,114                      $20,094,231
--------------------------------------------------------------------------------
  Level 2                      1,581,706,952                               --
--------------------------------------------------------------------------------
  Level 3                                 --                               --
================================================================================
                              $1,601,647,066                      $20,094,231
================================================================================

* Other investments include futures, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                             OPEN FUTURES CONTRACTS

                              NUMBER OF       MONTH/                       UNREALIZED
          CONTRACT            CONTRACTS     COMMITMENT         VALUE      APPRECIATION
--------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes      2,500     June-2009/Long   $296,914,062    $ 5,513,708
--------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes     3,367     June-2009/Long    417,771,047      5,815,000
--------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds     2,109     June-2009/Long    273,543,891      8,765,523
======================================================================================
   Total                                                   $988,229,000    $20,094,231
======================================================================================

AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $296,440,843 and $240,834,878 respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $45,395,846 and $0. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $17,179,922
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (2,243,967)
================================================================================
Net unrealized appreciation of investment securities             $14,935,955
================================================================================
Cost of investments for tax purposes is $1,586,711,111.

                            AIM V.I. HIGH YIELD FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com            VIHYI-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-81.89%

AIRLINES-2.83%

American Airlines-Series 1999-1, Class
   A-2, Sec. Pass Through Ctfs.,
   7.02%, 10/15/09                            $       435,000   $       420,319
-------------------------------------------------------------------------------
Continental Airlines Inc.,
   Sr. Unsec. Unsub. Notes,
   8.75%, 12/01/11                                    185,000           105,450
-------------------------------------------------------------------------------
   Series 2000-1, Class C-1,
   Sec. Sub. Pass Through Ctfs.,
   8.50%, 05/01/11                                     53,723            42,172
-------------------------------------------------------------------------------
   Series 2000-2, Class B,
   Sec. Sub. Pass Through Ctfs.,
   8.31%, 04/02/18                                    142,206           103,810
-------------------------------------------------------------------------------
   Series 2001-1, Class B,
   Sec. Sub. Pass Through Ctfs.,
   7.37%, 12/15/15                                    116,166            78,993
-------------------------------------------------------------------------------
Delta Air Lines Inc.,
   Series 2002-1, Class C,
   Pass Through Ctfs.,
   7.78%, 01/02/12                                    397,066           337,506
-------------------------------------------------------------------------------
   Series 2007-1, Class C,
   Global Pass Through Ctfs.,
   8.95%, 08/10/14                                    252,191           151,314
-------------------------------------------------------------------------------
United Air Lines, Inc.-Series 2007-1,
   Class B, Sr. Sec. Gtd. Global Pass
   Through Ctfs., 7.34%, 07/02/19 (b)                 128,997            69,659
===============================================================================
                                                                      1,309,223
===============================================================================

ALTERNATIVE CARRIERS-0.80%

Intelsat Subsidiary Holding Co. Ltd.
   (Bermuda), Sr. Unsec. Notes, 8.50%,
   01/15/13(b)                                        170,000           161,500
-------------------------------------------------------------------------------
Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 9.25%,
   11/01/14                                           295,000           206,500
===============================================================================
                                                                        368,000
===============================================================================

ALUMINUM-0.72%

Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14                      173,000            76,120
-------------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15                      634,000           256,770
===============================================================================
                                                                        332,890
===============================================================================

APPAREL RETAIL-0.83%

Collective Brands, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   08/01/13                                           350,000           288,750
===============================================================================

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
APPAREL RETAIL-(CONTINUED)

Ltd Brands Inc., Sr. Unsec. Notes,
   6.13%, 12/01/12                            $       120,000   $        95,384
===============================================================================
                                                                        384,134
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.11%

American Achievement Corp., Sr. Unsec.
   Gtd. Sub. Notes, 8.25%, 04/01/12 (b)               205,000           152,725
-------------------------------------------------------------------------------
Hanesbrands, Inc.-Series B, Sr. Unsec.
   Gtd. Floating Rate Global Notes,
   5.70%, 12/15/14 (c)                                370,000           250,675
-------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16                      545,000           429,187
-------------------------------------------------------------------------------
Perry Ellis International, Inc.-Series
   B, Sr. Unsec. Gtd. Sub. Global
   Notes, 8.88%, 09/15/13                             235,000           141,000
===============================================================================
                                                                        973,587
===============================================================================

AUTO PARTS & EQUIPMENT-0.50%

Lear Corp.-Series B, Sr. Unsec. Gtd.
   Global Notes, 8.50%, 12/01/13                      255,000            63,750
-------------------------------------------------------------------------------
Tenneco Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.13%, 11/15/15                                    200,000            42,500
-------------------------------------------------------------------------------
   Series B,
   Sr. Sec. Gtd. Global Second Lien Notes,
   10.25%, 07/15/13                                   210,000           112,350
-------------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Unsub.
   Notes, 7.00%, 03/10/14                             180,000            10,800
===============================================================================
                                                                        229,400
===============================================================================

AUTOMOBILE MANUFACTURERS-0.55%

Ford Motor Co., Sr. Unsec. Unsub.
   Global Notes, 7.45%, 07/16/31                      350,000           109,812
-------------------------------------------------------------------------------
General Motors Corp.,
   Sr. Unsec. Unsub. Global Notes,
   7.20%, 01/15/11 (d)                                445,000            72,313
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   8.38%, 07/15/33 (d)                                525,000            73,500
===============================================================================
                                                                        255,625
===============================================================================

BROADCASTING-1.99%

Charter Communications Operating,
   LLC/Charter Communications
   Operating Capital Corp., Sr. Sec.
   Gtd. Second Lien Notes, 8.00%,
   04/30/12 (b)                                       250,000           230,000
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
BROADCASTING-(CONTINUED)

CSC Holdings Inc.,
   Sr. Unsec. Notes,
   8.50%, 04/15/14(b)(d)                      $       115,000   $       114,138
-------------------------------------------------------------------------------
   8.63%, 02/15/19(b)                                  30,000            29,100
-------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 9.50%, 04/15/14                             150,000           135,000
-------------------------------------------------------------------------------
Unitymedia GmbH (Germany), Sr. Sec.
   Gtd. Notes, 10.38%, 02/15/15(b)                    205,000           184,500
-------------------------------------------------------------------------------
Virgin Media Finance PLC (United
   Kingdom), Sr. Unsec. Gtd. Global
   Notes, 8.75%, 04/15/14                             235,000           225,012
===============================================================================
                                                                        917,750
===============================================================================

BUILDING PRODUCTS-1.22%

AMH Holdings Inc., Sr. Unsec. Disc.
   Global Notes, 11.25%, 03/01/14(d)                  655,000           203,050
-------------------------------------------------------------------------------
Building Materials Corp. of America,
   Sec. Gtd. Second Lien Global Notes,
   7.75%, 08/01/14                                    410,000           284,950
-------------------------------------------------------------------------------
Ply Gem Industries Inc., Sr. Sec. Gtd.
   First & Second Lien Global Notes,
   11.75%, 06/15/13(d)                                175,000            76,125
===============================================================================
                                                                        564,125
===============================================================================

CASINOS & GAMING-3.10%

Great Canadian Gaming Corp. (Canada),
   Sr. Unsec. Gtd. Sub. Notes, 7.25%,
   02/15/15(b)                                        240,000           172,800
-------------------------------------------------------------------------------
Mandalay Resort Group,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 07/31/09(d)                                 490,000           309,312
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   9.38%, 02/15/10                                     60,000            11,100
-------------------------------------------------------------------------------
MGM Mirage,
   Sr. Sec. Gtd. Notes,
   13.00%, 11/15/13(b)                                255,000           191,250
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15                                    273,000            96,574
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Notes,
   6.00%, 10/01/09                                     90,000            49,275
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Gtd. Notes,
   8.50%, 09/15/10                                    100,000            43,000
-------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr.
   Unsec. Gtd. Sub. Notes, 8.75%,
   10/01/13                                           190,000           171,950
-------------------------------------------------------------------------------
Seneca Gaming Corp.,
   Sr. Unsec. Unsub. Global Notes,
   7.25%, 05/01/12                                    160,000           102,400
-------------------------------------------------------------------------------
   Series B,
   Sr. Unsec. Global Notes,
   7.25%, 05/01/12                                     95,000            60,800
-------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
   Sr. Sec. Notes, 9.13%, 02/01/15(b)                 315,000            81,900
-------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
CASINOS & GAMING-(CONTINUED)

Wynn Las Vegas Capital LLC/Corp.,
   Sr. Sec. Gtd. Global First Mortgage Notes,
   6.63%, 12/01/14                            $        60,000   $        45,120
-------------------------------------------------------------------------------
   6.63%, 12/01/14                                    130,000            97,760
===============================================================================
                                                                      1,433,241
===============================================================================

COAL & CONSUMABLE FUELS-0.28%

Massey Energy Co., Sr. Unsec. Gtd.
   Unsub. Global Notes, 6.88%, 12/15/13               145,000           127,238
===============================================================================

COMMERCIAL PRINTING-0.01%

Quebecor World Inc. (Canada), Sr.
   Notes, 9.75%, 01/15/15(b)(e)                       105,000             3,675
===============================================================================

COMMODITY CHEMICALS-0.45%

Westlake Chemical Corp., Sr. Unsec.
   Gtd. Notes, 6.63%, 01/15/16                        300,000           207,750
===============================================================================

CONSTRUCTION & ENGINEERING-1.04%

Great Lakes Dredge & Dock Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.75%, 12/15/13                                    236,000           189,980
-------------------------------------------------------------------------------
MasTec, Inc., Sr. Unsec. Gtd. Global
   Notes, 7.63%, 02/01/17                             350,000           288,750
===============================================================================
                                                                        478,730
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.78%

Terex Corp., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.38%, 01/15/14                      210,000           182,700
-------------------------------------------------------------------------------
Titan International, Inc., Sr. Unsec.
   Gtd. Global Notes, 8.00%, 01/15/12                 220,000           176,000
===============================================================================
                                                                        358,700
===============================================================================

CONSTRUCTION MATERIALS-0.79%

Texas Industries, Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.25%, 07/15/13                                     65,000            49,400
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Notes,
   7.25%, 07/15/13(b)                                 170,000           129,200
-------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.38%, 04/01/14                 475,000           187,625
===============================================================================
                                                                        366,225
===============================================================================

CONSUMER FINANCE-2.49%

Ford Motor Credit Co. LLC,
   Sr. Unsec. Unsub. Global Notes,
   7.00%, 10/01/13                                    145,000            99,325
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   8.63%, 11/01/10                                    405,000           329,062
-------------------------------------------------------------------------------
   9.88%, 08/10/11                                    120,000            92,700
-------------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.50%, 12/31/13 (Acquired
   12/31/08; Cost $21,227)(b)                          29,000            14,355
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

   6.75%, 12/01/14 (Acquired
   12/31/08; Cost $211,683)(b)                $       294,000   $       170,520
-------------------------------------------------------------------------------
   8.00%, 11/01/31 (Acquired
   12/31/08; Cost $168,910)(b)                        266,000           130,340
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   6.88%, 09/15/11                                    460,000           303,600
-------------------------------------------------------------------------------
   Unsec. Sub. Notes,
   8.00%, 12/31/18 (Acquired
   12/31/08; Cost $18,407)(b)                          35,000            10,150
===============================================================================
                                                                      1,150,052
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.70%

First Data Corp., Sr. Notes,
   9.88%, 09/24/15(b)                                 155,000            91,256
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   9.88%, 09/24/15                                    440,000           257,950
-------------------------------------------------------------------------------
Lender Processing Services Inc., Sr.
   Unsec. Gtd. Unsub. Global Notes,
   8.13%, 07/01/16                                     95,000            95,475
-------------------------------------------------------------------------------
Sungard Data Systems Inc., Sr. Unsec.
   Gtd. Global Notes, 9.13%, 08/15/13                 386,000           341,610
===============================================================================
                                                                        786,291
===============================================================================

DEPARTMENT STORES-0.14%

Neiman Marcus Group Inc. (The), Sr.
   Unsec. Gtd. Sub. Global Notes,
   10.38%, 10/15/15                                   205,000            65,600
===============================================================================

DIVERSIFIED METALS & MINING-1.59%

FMG Finance Pty. Ltd. (Australia), Sr.
   Sec. Notes, 10.63%, 09/01/16(b)                    380,000           321,100
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.,
   Sr. Unsec. Notes, 8.25%, 04/01/15                  240,000           229,125
-------------------------------------------------------------------------------
Vedanta Resources PLC (United
   Kingdom), Sr. Unsec. Notes, 9.50%,
   07/18/18(b)                                        320,000           185,600
===============================================================================
                                                                        735,825
===============================================================================

DIVERSIFIED SUPPORT SERVICES-1.01%

Education Management LLC/ Education
   Management Finance Corp., Sr.
   Unsec. Gtd. Global Notes, 8.75%,
   06/01/14                                           105,000           100,275
-------------------------------------------------------------------------------
Geo Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13                       70,000            64,750
-------------------------------------------------------------------------------
Mobile Mini, Inc., Sr. Unsec. Gtd.
   Global Notes, 9.75%, 08/01/14                       60,000            45,150
-------------------------------------------------------------------------------
Travelport LLC,
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 09/01/16                                   190,000            58,900
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.88%, 09/01/14                                    485,000           196,425
===============================================================================
                                                                        465,500
===============================================================================

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
DRUG RETAIL-0.45%

General Nutrition Centers Inc., Sr.
   Unsec. Gtd. PIK Floating Rate
   Global Notes, 6.40%, 03/15/14(c)           $       250,000   $       158,125
-------------------------------------------------------------------------------
Rite Aid Corp., Sr. Unsec. Gtd. Unsub.
   Notes, 8.63%, 03/01/15                             215,000            49,450
===============================================================================
                                                                        207,575
===============================================================================

ELECTRIC UTILITIES-2.24%

DCP Midstream LLC, Sr. Unsec. Unsub.
   Notes, 9.75%, 03/15/19(b)                          290,000           287,716
-------------------------------------------------------------------------------
Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.00%, 05/15/17                      320,000           235,200
-------------------------------------------------------------------------------
Elwood Energy LLC, Sr. Sec. Global
   Notes, 8.16%, 07/05/26                             137,360           107,141
-------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
   Corp.-Series C, Sr. Sec. Mortgage
   Bonds, 7.16%, 01/15/14                             122,616           118,021
-------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr.
   Sec. Mortgage Notes, 7.00%,
   06/30/21(b)                                        368,538           287,460
===============================================================================
                                                                      1,035,538
===============================================================================

FOOD RETAIL-0.63%

American Stores Co., Sr. Unsec. Bonds,
   8.00%, 06/01/26                                    135,000           116,438
-------------------------------------------------------------------------------
New Albertsons Inc., Sr. Unsec. Bonds,
   8.00%, 05/01/31                                    205,000           175,787
===============================================================================
                                                                        292,225
===============================================================================

GAS UTILITIES-0.37%

Ferrellgas Escrow LLC/Ferrellgas
   Finance Escrow Corp., Sr. Unsec.
   Global Notes, 6.75%, 05/01/14                      200,000           170,000
===============================================================================

GENERAL MERCHANDISE STORES-1.14%

Couche-Tard U.S. L.P./Couche-Tard
   Finance Corp., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.50%, 12/15/13                       80,000            79,200
-------------------------------------------------------------------------------
Dollar General Corp., Sr. Unsec. Gtd.
   Sub. PIK Global Notes, 11.88%,
   07/15/17                                           205,000           202,950
-------------------------------------------------------------------------------
Susser Holdings LLC & Susser Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.63%, 12/15/13                            250,000           245,000
===============================================================================
                                                                        527,150
===============================================================================

HEALTH CARE EQUIPMENT-0.30%

DJO Finance LLC/DJO Finance Corp., Sr.
   Unsec. Gtd. Global Notes, 10.88%,
   11/15/14                                           185,000           139,213
===============================================================================

HEALTH CARE FACILITIES-3.36%

Community Health Systems Inc., Sr.
   Unsec. Gtd. Unsub. Global Notes,
   8.88%, 07/15/15                                    305,000           291,275
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

HEALTH CARE FACILITIES-(CONTINUED)

HCA, Inc.,
   Sr. Sec. Gtd. Global Notes,
   9.13%, 11/15/14                                    $  140,000   $    133,700
-------------------------------------------------------------------------------
   9.25%, 11/15/16                                       305,000        281,363
-------------------------------------------------------------------------------
   Sr. Sec. Notes,
   9.88%, 02/15/17(b)                                    130,000        124,150
-------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15                                        55,000         36,575
-------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   8.75%, 09/01/10                                       250,000        251,250
-------------------------------------------------------------------------------
Healthsouth Corp.,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   8.32%, 06/15/14(c)                                    105,000         91,350
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   10.75%, 06/15/16                                      250,000        247,500
-------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec.
   Unsub. Notes, 6.38%, 12/01/11                         109,000         96,056
===============================================================================
                                                                      1,553,219
===============================================================================

HEALTH CARE SERVICES-1.63%

FMC Finance III SA, Sr. Unsec. Gtd.
   Global Notes, 6.88%, 07/15/17                          95,000         93,913
-------------------------------------------------------------------------------
Multiplan Inc., Sr. Unsec. Sub. Notes,
   10.38%, 04/15/16(b)                                   135,000        109,688
-------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15                          56,000         45,640
-------------------------------------------------------------------------------
Universal Hospital Services Inc., Sr.
   Sec. PIK Global Notes, 8.50%,
   06/01/15                                              190,000        169,100
-------------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12                         225,000        221,625
-------------------------------------------------------------------------------
Viant Holdings Inc., Sr. Unsec. Gtd.
   Sub. Notes, 10.13%, 07/15/17
   (Acquired 06/25/07-09/12/08; Cost
   $221,233)(b)                                          247,000        113,620
===============================================================================
                                                                        753,586
===============================================================================

HOMEBUILDING-0.01%

TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(e)                                    163,000          3,260
-------------------------------------------------------------------------------
   9.00%, 07/01/10(e)                                     60,000          1,200
===============================================================================
                                                                          4,460
===============================================================================

HOMEFURNISHING RETAIL-1.11%

Rent-A-Center Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.50%, 05/01/10                                       520,000        513,500
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.75%

NCL Corp. Ltd., Sr. Unsec. Unsub.
   Global Notes, 10.63%, 07/15/14                        258,000        180,875
===============================================================================

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES -(CONTINUED)

Royal Caribbean Cruises Ltd.,
   Sr. Unsec. Unsub. Global Notes,
   6.88%, 12/01/13                                    $  160,000   $     87,200
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Yankee Notes,
   7.25%, 03/15/18                                       160,000         76,800
===============================================================================
                                                                        344,875
===============================================================================

HOUSEWARES & SPECIALTIES-0.97%

Jarden Corp., Sr. Unsec. Gtd. Sub.
   Notes, 7.50%, 05/01/17(d)                              60,000         48,900
-------------------------------------------------------------------------------
Newell Rubbermaid Inc., Sr. Unsec.
   Notes, 10.60%, 04/15/19                               215,000        218,403
-------------------------------------------------------------------------------
Yankee Acquisition Corp.-Series B, Sr.
   Gtd. Global Notes, 8.50%, 02/15/15                    320,000        181,600
===============================================================================
                                                                        448,903
===============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.13%

AES Corp. (The), Sr. Unsec. Notes,
   9.75%, 04/15/16(b)                                    150,000        142,500
-------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19                                319,868        303,875
-------------------------------------------------------------------------------
Energy Future Holdings Corp., Sr.
   Unsec. Gtd. Global Notes, 10.88%,
   11/01/17                                              630,000        406,350
-------------------------------------------------------------------------------
Intergen N.V. (Netherlands), Sr. Sec.
   Gtd. Bonds, 9.00%, 06/30/17(b)                         50,000         45,500
-------------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr.
   Unsec. Notes, 8.50%, 10/01/21(d)                      235,000        176,250
-------------------------------------------------------------------------------
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.38%, 02/01/16                                       245,000        229,687
-------------------------------------------------------------------------------
   7.38%, 01/15/17                                       155,000        144,538
===============================================================================
                                                                      1,448,700
===============================================================================

INDUSTRIAL CONGLOMERATES-0.78%

Aleris International Inc., Sr. Unsec.
   Gtd. PIK Global Notes,
   9.00%, 12/15/14(e)                                    215,000            129
-------------------------------------------------------------------------------
Indalex Holding Corp.-Series B, Sr.
   Sec. Gtd. Global Notes,
   11.50%, 02/01/14(e)                                   230,000         28,750
-------------------------------------------------------------------------------
RBS Global Inc./Rexnord LLC, Sr.
   Unsec. Gtd. Unsub. Global Notes,
   9.50%, 08/01/14                                       410,000        333,125
===============================================================================
                                                                        362,004
===============================================================================

INDUSTRIAL MACHINERY-0.66%

Columbus McKinnon Corp., Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.88%, 11/01/13                                       168,000        156,240
-------------------------------------------------------------------------------
Ingersoll-Rand Global Holding Co.
   Ltd., Sr. Unsec. Gtd. Unsub. Notes,
   9.50%, 04/15/14                                       150,000        149,988
===============================================================================
                                                                        306,228
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-3.52%

Frontier Communications Corp.,
   Sr. Unsec. Global Notes,
   7.88%, 01/15/27                                    $  340,000   $    232,900
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   9.00%, 08/15/31                                        45,000         31,500
-------------------------------------------------------------------------------
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec. Gtd.
   Unsub. Global Notes, 9.75%,
   05/01/13(e)                                           360,000         10,800
-------------------------------------------------------------------------------
Intelsat Jackson Holdings Ltd.
   (Bermuda), Sr. Unsec. Gtd. Global
   Notes, 11.25%, 06/15/16                               380,000        370,500
-------------------------------------------------------------------------------
Nordic Telephone Co. Holdings
   (Denmark), Sr. Sec. Bonds, 8.88%,
   05/01/16(b)                                           250,000        233,750
-------------------------------------------------------------------------------
Qwest Communications International
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.25%, 02/15/11                                       575,000        557,750
-------------------------------------------------------------------------------
Windstream Corp.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   8.13%, 08/01/13                                       130,000        129,675
-------------------------------------------------------------------------------
   8.63%, 08/01/16                                        60,000         59,400
===============================================================================
                                                                      1,626,275
===============================================================================

INVESTMENT BANKING & BROKERAGE-0.09%

E*Trade Financial Corp., Sr. Unsec.
   Notes, 7.88%, 12/01/15                                105,000         39,900
-------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.52%

AMC Entertainment Inc., Sr. Unsec.
   Sub. Global Notes, 8.00%, 03/01/14                    180,000        153,000
-------------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 12.00%, 08/15/14                  125,000         89,063
===============================================================================
                                                                        242,063
===============================================================================

MULTI-SECTOR HOLDINGS-0.32%

Stena A.B. (Sweden), Sr. Unsec. Global
   Notes, 7.50%, 11/01/13                                195,000        146,006
===============================================================================

OFFICE SERVICES & SUPPLIES-0.05%

ACCO Brands Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.63%, 08/15/15                    130,000         25,350
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.43%

Bristow Group, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 09/15/17                          95,000         72,200
-------------------------------------------------------------------------------
Calfrac Holdings L.P., Sr. Unsec.
   Notes, 7.75%, 02/15/15(b)                             245,000        128,625
===============================================================================
                                                                        200,825
===============================================================================

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-7.08%

Chaparral Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15                                    $  140,000   $     51,100
-------------------------------------------------------------------------------
   8.88%, 02/01/17                                       305,000        112,850
-------------------------------------------------------------------------------
Chesapeake Energy Corp.,
   Sr. Unsec. Gtd. Global Notes,
   6.38%, 06/15/15                                       420,000        351,750
-------------------------------------------------------------------------------
   6.88%, 11/15/20                                       100,000         80,000
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   9.50%, 02/15/15                                        90,000         88,200
-------------------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd.
   Notes, 7.13%, 05/01/17                                 85,000         69,700
-------------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.00%, 04/01/15                    575,000        189,750
-------------------------------------------------------------------------------
Denbury Resources Inc.,
   Sr. Gtd. Sub. Notes,
   9.75%, 03/01/16                                       175,000        169,750
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.50%, 04/01/13                                       155,000        142,600
-------------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec.
   Gtd. Sub. Global Notes, 6.00%,
   07/15/15                                              295,000        217,562
-------------------------------------------------------------------------------
Forest Oil Corp.,
   Sr. Notes,
   8.50%, 02/15/14(b)                                    110,000        104,775
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/19                                       165,000        133,650
-------------------------------------------------------------------------------
Gaz Capital S.A. (Luxembourg), Sr.
   Sec. Gtd. Notes, 8.15%, 04/11/18(b)                   200,000        165,526
-------------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec.
   Sub. Global Notes, 7.13%, 05/15/18                    170,000        151,300
-------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
   8.00%, 05/03/19(b)                                    105,000        103,031
-------------------------------------------------------------------------------
Plains Exploration & Production Co.,
   Sr. Unsec. Gtd. Notes,
   7.75%, 06/15/15                                       480,000        415,200
-------------------------------------------------------------------------------
   7.63%, 06/01/18                                       185,000        151,238
-------------------------------------------------------------------------------
Range Resources Corp.,
   Sr. Unsec. Gtd. Sub. Notes,
   7.50%, 05/15/16                                       135,000        124,875
-------------------------------------------------------------------------------
   7.50%, 10/01/17                                       250,000        229,375
-------------------------------------------------------------------------------
SandRidge Energy, Inc., Sr. Unsec.
   Gtd. Unsub. Notes, 8.00%,
   06/01/18(b)                                           140,000        102,200
-------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Gtd.
   Notes, 7.13%, 06/01/17                                195,000        115,050
===============================================================================
                                                                      3,269,482
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING-1.15%

Petroplus Finance Ltd. (Switzerland),
   Sr. Unsec. Gtd. Unsub. Notes,
   6.75%, 05/01/14(b)(d)                              $  175,000   $    130,375
-------------------------------------------------------------------------------
Tesoro Corp., Sr. Unsec. Gtd. Unsub.
   Global Bonds, 6.50%, 06/01/17                         325,000        246,187
-------------------------------------------------------------------------------
United Refining Co.-Series 2, Sr.
   Unsec. Gtd. Global Notes, 10.50%,
   08/15/12                                              275,000        155,375
===============================================================================
                                                                        531,937
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.49%

Copano Energy LLC, Sr. Unsec. Gtd.
   Global Notes, 8.13%, 03/01/16                         390,000        333,450
-------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 03/01/16                                       135,000        129,262
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   8.75%, 03/01/15(b)                                    135,000        134,325
-------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest
   Energy Finance Corp.-Series B, Sr.
   Unsec. Gtd. Global Notes, 8.75%,
   04/15/18                                              280,000        200,200
-------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Sr. Notes,
   8.00%, 02/01/16 (Acquired 03/17/09;
   Cost $249,263)(b)                                     255,000        253,782
-------------------------------------------------------------------------------
Williams Partners L.P./Williams
   Partners Finance Corp., Sr. Unsec.
   Global Notes, 7.25%, 02/01/17                         115,000         98,613
===============================================================================
                                                                      1,149,632
===============================================================================

PACKAGED FOODS & MEATS-1.22%

Chiquita Brands International, Inc.,
   Sr. Unsec. Global Notes,
   7.50%, 11/01/14                                        60,000         44,400
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   8.88%, 12/01/15                                        60,000         45,900
-------------------------------------------------------------------------------
Dole Food Co. Inc.,
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/10                                       132,000        120,945
-------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   13.88%, 03/15/14(b)                                    95,000         93,100
-------------------------------------------------------------------------------
Tyson Foods Inc., Sr. Unsec. Notes,
   10.50%, 03/01/14(b)                                   250,000        260,165
===============================================================================
                                                                        564,510
===============================================================================

PAPER PACKAGING-0.58%

Caraustar Industries, Inc., Sr. Unsec.
   Unsub. Notes, 7.38%, 06/01/09                         360,000        183,600
-------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

PAPER PACKAGING-(CONTINUED)

Graham Packaging Co. L.P./GPC Capital
   Corp., Sr. Unsec. Gtd. Sub. Global
   Notes, 9.88%, 10/15/14                             $  130,000   $     84,500
===============================================================================
                                                                        268,100
===============================================================================

PAPER PRODUCTS-2.56%

Abitibi-Consolidated Co. of Canada
   (Canada), Sr. Sec. Gtd. Notes,
   13.75%, 04/01/11(b)                                   140,000        123,200
-------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10                         182,000        150,150
-------------------------------------------------------------------------------
Domtar Corp., Sr. Unsec. Gtd. Global
   Notes, 5.38%, 12/01/13                                205,000        141,194
-------------------------------------------------------------------------------
Exopack Holding Corp., Sr. Unsec. Gtd.
   Global Notes, 11.25%, 02/01/14                        210,000        107,625
-------------------------------------------------------------------------------
Georgia-Pacific LLC, Sr. Unsec. Gtd.
   Notes, 7.00%, 01/15/15(b)                             295,000        277,300
-------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13                         537,000        177,210
-------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14                         179,000         71,600
-------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper Inc.,
   -Series B,
   Sr. Sec. Gtd. Sub. Global Notes,
   9.13%, 08/01/14                                       120,000         47,400
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.38%, 08/01/16                                      350,000         89,250
===============================================================================
                                                                      1,184,929
===============================================================================

PERSONAL PRODUCTS-0.44%

NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15                         249,000        201,690
===============================================================================

PHARMACEUTICALS-0.67%

Elan Finance PLC/Elan Finance Corp.
   (Ireland), Sr. Unsec. Gtd. Global
   Notes, 7.75%, 11/15/11                                361,000        307,753
===============================================================================

PROPERTY & CASUALTY INSURANCE-0.57%

Crum & Forster Holdings Corp., Sr.
   Unsec. Unsub. Global Notes, 7.75%,
   05/01/17                                              335,000        264,650
===============================================================================

PUBLISHING-1.20%

Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%, 11/15/13                         318,000         42,135
-------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West
   Finance Co.,-Series B, Sr. Unsec.
   Sub. Global Notes, 9.88%, 08/15/13                    170,000         40,800
-------------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes,
   11.38%, 11/15/14(b)                                    30,000         19,650
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

Nielsen Finance LLC/Nielsen Finance Co.,
   Sr. Notes,
   11.63%, 02/01/14(b)                        $        85,000   $        77,775
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Disc. Global Notes,
   12.50%, 08/01/16(f)                                820,000           356,700
-------------------------------------------------------------------------------
Reader's Digest Association Inc.
   (The), Sr. Unsec. Gtd. Sub.
   Global Notes, 9.00%, 02/15/17                      210,000            15,750
===============================================================================
                                                                        552,810
===============================================================================

RAILROADS-0.18%

Kansas City Southern Railway, Sr.
   Unsec. Gtd. Unsub. Notes,
   8.00%, 06/01/15                                    100,000            84,500
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.92%

Amkor Technology Inc., Conv. Bonds,
   6.00%, 04/15/14(b)                                 100,000           109,230
-------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   7.13%, 03/15/11                                    325,000           301,844
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   9.25%, 06/01/16                                     20,000            15,500
===============================================================================
                                                                        426,574
===============================================================================

SEMICONDUCTORS-2.70%

Avago Technologies Finance Pte./Avago
   Technologies U.S./ Avago Technologies
   Wireless (Singapore), Sr. Unsec. Gtd.
   Global Notes, 10.13%, 12/01/13                     435,000           382,800
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 12/01/15                                   120,000            93,600
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
   Sr. Unsec. Gtd. Notes,
   8.88%, 12/15/14                                    545,000           119,900
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Notes,
   10.13%, 12/15/16                                   290,000            53,650
-------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
   Semiconductor Finance Co. (South
   Korea), Sr. Sec. Gtd. Global Notes,
   6.88%, 12/15/11(e)                                 360,000             6,300
-------------------------------------------------------------------------------
NXP BV/NXP Funding LLC (Netherlands),
   Sr. Sec. Gtd. Global Notes, 7.88%,
   10/15/14                                           570,000           133,950
-------------------------------------------------------------------------------
Spansion Inc., Sr. Sec. Floating Rate
   Notes, 4.39%, 06/01/13(b)(c)(e)                    440,000           101,200
-------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 01/15/11                     545,000           356,975
===============================================================================
                                                                      1,248,375
===============================================================================

SPECIALIZED REIT'S-0.49%

Host Hotels & Resorts LP, Sr. Unsec.
   Gtd. Unsub. Conv. Putable Notes,
   3.25%, 04/15/10(b)                                 250,000           228,325
===============================================================================

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS-2.09%

Huntsman International LLC,
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.88%, 11/15/14                            $       220,000   $        90,750
-------------------------------------------------------------------------------
   7.38%, 01/01/15                                    325,000           135,688
-------------------------------------------------------------------------------
Huntsman LLC, Sr. Sec. Gtd. Unsub.
   Global Notes, 11.63%, 10/15/10                     175,000           174,125
-------------------------------------------------------------------------------
JohnsonDiversey Holdings Inc.-Series
   B, Sr. Unsec. Sub. Disc. Global
   Notes, 10.67%, 05/15/13                             75,000            57,000
-------------------------------------------------------------------------------
Nalco Co., Unsec. Gtd. Sub. Global
   Notes, 8.88%, 11/15/13                             245,000           237,650
-------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 7.13%, 12/15/16               150,000           120,750
-------------------------------------------------------------------------------
Polypore Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.75%, 05/15/12                      205,000           150,162
===============================================================================
                                                                        966,125
===============================================================================

SPECIALTY STORES-1.00%

Michaels Stores, Inc., Sr. Unsec. Gtd.
   Unsub. Global Notes, 10.00%,
   11/01/14(d)                                        395,000           189,600
-------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.25%, 11/15/14(d)                                 285,000           273,956
===============================================================================
                                                                        463,556
===============================================================================

STEEL-1.09%

AK Steel Corp., Sr. Unsec. Gtd.
   Global Notes, 7.75%, 06/15/12                       90,000            70,200
-------------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Gtd.
   Global Notes, 11.13%, 12/01/15                     185,000           107,300
-------------------------------------------------------------------------------
Steel Capital S.A. (Russia), Sec. Loan
   Participation Notes, 9.75%,
   07/29/13(b)                                        115,000            75,325
-------------------------------------------------------------------------------
Steel Dynamics Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.38%, 11/01/12                                    185,000           147,075
-------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   8.25%, 04/15/16(b)                                 145,000           101,500
===============================================================================
                                                                        501,400
===============================================================================

TEXTILES-0.42%

Invista, Sr. Unsec. Unsub. Notes,
   9.25%, 05/01/12(b)                                 215,000           194,575
===============================================================================

TIRES & RUBBER-1.14%

Cooper Tire & Rubber Co.,
   Sr. Unsec. Unsub. Notes,
   8.00%, 12/15/19                                    320,000           168,800
-------------------------------------------------------------------------------
   7.63%, 03/15/27                                    260,000            92,300
-------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr.
   Unsec. Gtd. Unsub. Global Notes,
   9.00%, 07/01/15                                    340,000           263,500
===============================================================================
                                                                        524,600
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.73%

Ashtead Capital Inc., Sr. Sec. Gtd.
   Notes, 9.00%, 08/15/16(b)                  $       150,000   $        86,250
-------------------------------------------------------------------------------
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12                                    297,000           237,600
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.75%, 11/15/13                                     25,000            13,625
===============================================================================
                                                                        337,475
===============================================================================

TRUCKING-0.50%

Hertz Corp. (The), Sr. Unsec. Gtd.
   Global Notes, 8.88%, 01/01/14                      380,000           229,900
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-5.28%

Cricket Communications Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.38%, 11/01/14                                     60,000            57,450
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Notes,
   10.00%, 07/15/15(b)                                255,000           246,712
-------------------------------------------------------------------------------
Crown Castle International Corp., Sr.
   Unsec. Notes, 9.00%, 01/15/15                      175,000           177,188
-------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr.
   Unsec. Notes, 8.88%, 01/15/15(b)                   540,000           350,325
-------------------------------------------------------------------------------
Digicel S.A. (Bermuda), Sr. Unsec.
   Notes, 12.00%, 04/01/14(b)                         250,000           235,957
-------------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd. Floating Rate
   First Lien Global Notes, 3.30%,
   05/01/13(c)                                        260,000           197,600
-------------------------------------------------------------------------------
MetroPCS Wireless Inc.,
   Sr. Notes,
   9.25%, 11/01/14(b)                                 115,000           113,275
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   9.25%, 11/01/14                                    100,000            98,500
-------------------------------------------------------------------------------
Sprint Capital Corp.,
   Sr. Unsec. Gtd. Global Notes,
   8.38%, 03/15/12                                    245,000           222,338
-------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.63%, 01/30/11                                    305,000           284,412
-------------------------------------------------------------------------------
   6.88%, 11/15/28                                    385,000           236,775
-------------------------------------------------------------------------------
VIP Finance Ireland Ltd. (Ireland),
   Sec. Loan Participation Notes,
   8.38%, 04/30/13(b)                                 315,000           218,273
===============================================================================
                                                                      2,438,805
===============================================================================
      Total U.S. Dollar Denominated Bonds
         & Notes
         (Cost $50,015,391)                                          37,840,859
===============================================================================

BUNDLED SECURITIES-1.07%

INVESTMENT BANKING & BROKERAGE-1.07%

Targeted Return Index Securities Trust
   -Series HY 2006-1, Sec. Bonds, 7.12%,
   05/01/16 (Acquired 08/15/08;
   Cost $585,900)
   (Cost $587,932)(b)                                 620,000           495,038
===============================================================================

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
PREFERRED STOCKS-0.46%

INVESTMENT BANKING & BROKERAGE-0.08%

Preferred Blocker Inc., 7.00% -Pfd.
   (Acquired 12/31/08; Cost $61,376)(b)                   195   $        38,836
===============================================================================

PACKAGED FOODS & MEATS-0.38%

Heinz (H.J.) Finance Co. -Series B,
   8.00% -Pfd.(b)                                           2           173,000
===============================================================================
      Total Preferred Stocks
         (Cost $261,376)                                                211,836
===============================================================================

                                                  PRINCIPAL
                                                   AMOUNT
-------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES-0.32%(g)

UNITED STATES-0.32%

Levi Strauss & Co., Sr. Unsec.
   Unsub. Global Notes, 8.63%, 04/01/13
   (Cost $145,794)                            EUR     150,000           149,417
===============================================================================

                                                  SHARES
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.29%

BROADCASTING-0.21%

Adelphia Communications Corp., Sr. Notes,
   10.88%, 10/01/10(h)                                     --             6,560
-------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ACC-1 (h)             318,570             5,575
-------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ARAHOVA (h)           109,170            14,192
-------------------------------------------------------------------------------
Sirius XM Radio Inc. -Wts., expiring
   03/15/10(i)                                            182                18
-------------------------------------------------------------------------------
Time Warner Cable Inc. -Class A                         2,108            52,270
-------------------------------------------------------------------------------
Virgin Media Inc.                                       4,129            19,820
===============================================================================
                                                                         98,435
===============================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired 08/07/00; Cost
   $0)(b)(i)                                              175                 0
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc. (j)                                       33                 6
-------------------------------------------------------------------------------
XO Holdings Inc. -Series A -Wts., expiring
   01/16/10(i)                                          1,533                 6
-------------------------------------------------------------------------------
XO Holdings Inc. -Series B -Wts., expiring
   01/16/10(i)                                          1,148                 5
-------------------------------------------------------------------------------
XO Holdings Inc. -Series C -Wts., expiring
   01/16/10(i)                                          1,148                 1
===============================================================================
                                                                             18
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.08%

iPCS, Inc. (j)                                          3,489   $        33,878
===============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $503,784)                                                132,331
===============================================================================

                                                  PRINCIPAL
                                                   AMOUNT
-------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTEREST
   LOANS-0.10%

AIRLINES-0.10%

Evergreen International Aviation, Inc. Sr.
   Gtd. First Lien Term Loan, 9.00%,
   10/31/11
   (Cost $95,992)(c)                          $        95,993            47,996
===============================================================================

                                                  SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-15.27%

Liquid Assets Portfolio -Institutional
   Class(k)                                         3,528,321         3,528,321
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(k)           3,528,321         3,528,321
-------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $7,056,642)                                            7,056,642
===============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.40%
   (Cost $58,666,911)                                                45,934,119
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.47%

Liquid Assets Portfolio -Institutional
   Class
   (Cost $1,140,735)(k)(l)                          1,140,735         1,140,735
===============================================================================
TOTAL INVESTMENTS-101.87%
   (Cost $59,807,646)                                                47,074,854
===============================================================================
OTHER ASSETS LESS LIABILITIES-(1.87)%                                  (863,205)
===============================================================================
NET ASSETS-100.00%                                              $    46,211,649
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:
Conv.   -- Convertible
Ctfs.   -- Certificates
Disc.   -- Discounted
Gtd.    -- Guaranteed
Pfd.    -- Preferred
PIK     -- Payment in Kind
REIT    -- Real Estate Investment Trust
Sec.    -- Secured
Sr.     -- Senior
Sub.    -- Subordinated
Unsec.  -- Unsecured
Unsub.  -- Unsubordinated
Wts.    -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $8,529,802, which represented 18.46% of the Fund's Net Assets.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2009.

(d)  All or a portion of this security was out on loan at March 31, 2009.

(e) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at March 31, 2009 was $155,314, which represented 0.34% of the Fund's Net Assets

(f) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Foreign denominated security. Principal amount is denominated in currency indicated.

(h) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i) Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

(j)  Non-income producing security.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM V.I. HIGH YIELD FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM V.I. HIGH YIELD FUND

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

AIM V.I. HIGH YIELD FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
  Level 1            $ 8,303,381              $(7,804)
------------------------------------------------------------
  Level 2             38,584,038                   --
------------------------------------------------------------
  Level 3                187,435                   --
============================================================
                     $47,074,854              $(7,804)
============================================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                  OPEN FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------
                    CONTRACT TO                       UNREALIZED
SETTLEMENT   -------------------------               APPRECIATION
   DATE        DELIVER       RECEIVE       VALUE    (DEPRECIATION)
------------------------------------------------------------------
 05/20/09    EUR 117,000   USD 147,584   $155,388      $(7,804)
__________________________________________________________________
==================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO

USD -- U.S. DOLLAR

AIM V.I. HIGH YIELD FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $20,435,467 and $12,529,147, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $    608,143
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (13,733,544)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(13,125,401)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $60,200,255.

                       AIM V.I. INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIIGR-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                      SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--83.39%

AUSTRALIA--3.32%

BHP Billiton Ltd.                                       947,681   $   21,113,559
--------------------------------------------------------------------------------
Cochlear Ltd.                                           400,640       13,951,088
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                329,081        4,422,922
================================================================================
                                                                      39,487,569
================================================================================

BELGIUM--2.47%

Anheuser-Busch InBev N.V. (a)                           612,336            2,440
--------------------------------------------------------------------------------
Anheuser-Busch InBev N.V. -Ctfs.                      1,064,690       29,334,819
================================================================================
                                                                      29,337,259
================================================================================

CANADA--2.54%

Canadian National Railway Co.                           262,431        9,317,373
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                         230,394        8,874,381
--------------------------------------------------------------------------------
Suncor Energy, Inc.                                     537,489       11,980,202
================================================================================
                                                                      30,171,956
================================================================================

DENMARK--1.69%

Novo Nordisk A.S. -Class B                              419,740       20,094,938
================================================================================

FINLAND--0.58%

Nokia Oyj                                               590,668        6,912,739
================================================================================

FRANCE--3.60%

Axa S.A.                                                302,045        3,666,255
--------------------------------------------------------------------------------
BNP Paribas                                             264,847       10,946,655
--------------------------------------------------------------------------------
Cap Gemini S.A.                                         163,955        5,274,067
--------------------------------------------------------------------------------
Total S.A.                                              461,891       22,900,106
================================================================================
                                                                      42,787,083
================================================================================

GERMANY--4.91%

Bayer AG                                                449,002       21,468,296
--------------------------------------------------------------------------------
Deutsche Boerse AG                                       93,078        5,609,942
--------------------------------------------------------------------------------
Merck KGaA                                              223,960       19,759,914
--------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                             75,600       11,473,630
================================================================================
                                                                      58,311,782
================================================================================

GREECE--0.63%

OPAP S.A.                                               284,305        7,510,446
================================================================================

HONG KONG--2.97%

Esprit Holdings Ltd.                                  1,832,800        9,461,410
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                3,384,000       16,591,232
--------------------------------------------------------------------------------
Li & Fung Ltd.                                        3,902,000        9,162,697
================================================================================
                                                                      35,215,339
================================================================================

INDIA--3.08%

Bharat Heavy Electricals Ltd.                           356,825       10,690,493
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                               993,759       25,934,113
================================================================================
                                                                      36,624,606
================================================================================

                                                      SHARES          VALUE
--------------------------------------------------------------------------------
INDONESIA--0.80%

PT Telekomunikasi Indonesia                          14,650,500   $    9,453,955
================================================================================

IRELAND--1.02%

CRH PLC                                                 437,912        9,432,590
--------------------------------------------------------------------------------
CRH PLC -Rts.(a)                                        121,949        2,656,250
================================================================================
                                                                      12,088,840
================================================================================

ISRAEL--3.38%

Teva Pharmaceutical Industries Ltd. -ADR                889,878       40,089,004
================================================================================

ITALY--3.16%

Eni S.p.A.                                              978,515       18,833,396
--------------------------------------------------------------------------------
Finmeccanica S.p.A.                                   1,507,838       18,764,676
================================================================================
                                                                      37,598,072
================================================================================

JAPAN--8.58%

Denso Corp.                                             420,700        8,495,780
--------------------------------------------------------------------------------
Fanuc Ltd.                                              183,000       12,536,296
--------------------------------------------------------------------------------
Hoya Corp.                                              719,400       14,234,013
--------------------------------------------------------------------------------
Keyence Corp.                                           113,300       21,296,307
--------------------------------------------------------------------------------
Nidec Corp.                                             423,400       19,195,948
--------------------------------------------------------------------------------
Nintendo Co., Ltd.                                       30,700        9,001,313
--------------------------------------------------------------------------------
Toyota Motor Corp.                                      534,200       17,125,540
================================================================================
                                                                     101,885,197
================================================================================

MEXICO--2.79%

America Movil S.A.B de C.V. -Series L -ADR              726,298       19,668,150
--------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                                989,198       13,492,661
================================================================================
                                                                      33,160,811
================================================================================

NETHERLANDS--2.65%

Heineken Holding N.V.                                   458,962       11,173,149
--------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                            892,885       11,929,996
--------------------------------------------------------------------------------
TNT N.V.                                                489,573        8,374,909
================================================================================
                                                                      31,478,054
================================================================================

NORWAY--0.31%

Petroleum Geo-Services A.S.A. (a)                       874,163        3,666,889
================================================================================

PHILIPPINES--1.11%

Philippine Long Distance Telephone Co.                  295,030       13,212,806
================================================================================

SINGAPORE--2.61%

Keppel Corp. Ltd.                                     2,709,000        9,023,590
--------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.               4,909,000        7,939,736
--------------------------------------------------------------------------------
United Overseas Bank Ltd.                             2,193,000       14,014,668
================================================================================
                                                                      30,977,994
================================================================================

SPAIN--2.51%

Telefonica S.A.                                       1,493,832       29,800,153
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                      SHARES          VALUE
--------------------------------------------------------------------------------
SWITZERLAND--9.67%

Nestle S.A.                                             993,722   $   33,603,582
--------------------------------------------------------------------------------
Roche Holding AG                                        303,228       41,623,244
--------------------------------------------------------------------------------
Sonova Holding AG                                       281,299       17,007,568
--------------------------------------------------------------------------------
Syngenta AG                                             112,871       22,698,647
================================================================================
                                                                     114,933,041
================================================================================

TAIWAN--1.32%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR      1,755,555       15,712,217
================================================================================

TURKEY--0.52%

Akbank T.A.S.                                         2,102,996        6,184,913
================================================================================

UNITED KINGDOM--17.17%

Aviva PLC                                             1,030,509        3,197,080
--------------------------------------------------------------------------------
BG Group plc                                            635,898        9,624,664
--------------------------------------------------------------------------------
British American Tobacco PLC                            207,554        4,802,984
--------------------------------------------------------------------------------
Capita Group PLC                                      1,120,573       10,891,270
--------------------------------------------------------------------------------
Compass Group PLC                                     4,035,222       18,436,254
--------------------------------------------------------------------------------
Imperial Tobacco Group PLC                            1,407,975       31,652,615
--------------------------------------------------------------------------------
Informa PLC                                           2,148,114        8,089,698
--------------------------------------------------------------------------------
International Power PLC                               3,863,075       11,576,561
--------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                             570,915       21,451,250
--------------------------------------------------------------------------------
Reed Elsevier PLC                                     1,729,444       12,408,311
--------------------------------------------------------------------------------
Shire PLC                                             1,583,305       19,311,339
--------------------------------------------------------------------------------
Tesco PLC                                             4,437,742       21,226,252
--------------------------------------------------------------------------------
Vodafone Group PLC                                   12,088,428       21,115,564
--------------------------------------------------------------------------------
WPP PLC                                               1,815,414       10,229,103
================================================================================
                                                                     204,012,945
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $1,280,893,323)                                       990,708,608
================================================================================

PREFERRED STOCKS--1.71%

BRAZIL--0.85%

Petroleo Brasileiro S.A. -ADR -Pfd.                     413,831       10,138,860
================================================================================

GERMANY--0.86%

Porsche Automobil Holding S.E. -Pfd.                    216,775       10,186,238
================================================================================
      Total Preferred Stocks
         (Cost $37,014,178)                                           20,325,098
================================================================================

MONEY MARKET FUNDS--12.74%

Liquid Assets Portfolio -Institutional Class(b)      75,664,621       75,664,621
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(b)            75,664,621       75,664,621
================================================================================
      Total Money Market Funds
         (Cost $151,329,242)                                         151,329,242
================================================================================
TOTAL INVESTMENTS--97.84%
   (Cost $1,469,236,743)                                           1,162,362,948
================================================================================
OTHER ASSETS LESS LIABILITIES--2.16%                                  25,643,181
================================================================================
NET ASSETS--100.00%                                               $1,188,006,129
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates
Pfd.   -- Preferred
Rts.   -- Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. INTERNATIONAL GROWTH FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if

AIM V.I. INTERNATIONAL GROWTH FUND
     counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $  785,359,019
---------------------------------------
Level 2                 377,003,929
---------------------------------------
Level 3                          --
=======================================
                     $1,162,362,948
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $141,884,314 and $103,942,352 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  23,121,580
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (347,075,796)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(323,954,216)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $1,486,317,164.

                         AIM V.I. LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VILCG-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                            SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--91.15%

AEROSPACE & DEFENSE--7.44%

General Dynamics Corp.                                      12,330   $   512,805
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                       38,401     2,650,821
--------------------------------------------------------------------------------
Raytheon Co.                                                19,880       774,127
--------------------------------------------------------------------------------
United Technologies Corp.                                   12,420       533,812
================================================================================
                                                                       4,471,565
================================================================================

APPLICATION SOFTWARE--3.52%

Adobe Systems Inc. (b)                                      63,028     1,348,169
--------------------------------------------------------------------------------
Intuit Inc. (b)                                             28,399       766,773
================================================================================
                                                                       2,114,942
================================================================================

AUTOMOTIVE RETAIL--2.51%

AutoZone, Inc. (b)                                           9,267     1,507,000
================================================================================

BIOTECHNOLOGY--6.37%

Amgen Inc. (b)                                              45,900     2,272,968
--------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                                   33,482     1,550,886
================================================================================
                                                                       3,823,854
================================================================================

COMMUNICATIONS EQUIPMENT--1.59%

Cisco Systems, Inc. (b)                                     56,872       953,743
================================================================================

COMPUTER HARDWARE--9.40%

Apple Inc. (b)                                              12,636     1,328,296
--------------------------------------------------------------------------------
Hewlett--Packard Co.                                        90,511     2,901,783
--------------------------------------------------------------------------------
International Business Machines Corp.                       14,656     1,420,020
================================================================================
                                                                       5,650,099
================================================================================

CONSTRUCTION & ENGINEERING--1.45%

Fluor Corp.                                                 25,254       872,526
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.49%

Joy Global Inc.                                             13,753       292,939
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.03%

MasterCard, Inc. -Class A                                    3,683       616,829
================================================================================

DISTILLERS & VINTNERS--1.45%

Diageo PLC  (United Kingdom)                                77,194       871,020
================================================================================
EDUCATION SERVICES--1.90%

Apollo Group Inc. -Class A (b)                              14,588     1,142,678
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.75%

Waste Management, Inc.                                      17,603       450,637
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.59%

Syngenta AG (Switzerland)                                    4,746       954,433
================================================================================

                                                            SHARES       VALUE
--------------------------------------------------------------------------------
FOOTWEAR--0.76%

NIKE, Inc. -Class B                                          9,754   $   457,365
================================================================================

HEALTH CARE EQUIPMENT--4.93%

Bard (C.R.), Inc.                                            8,075       643,739
--------------------------------------------------------------------------------
Baxter International Inc.                                   36,053     1,846,635
--------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                                  12,973       471,309
================================================================================
                                                                       2,961,683
================================================================================

HEALTH CARE SERVICES--0.82%

Express Scripts, Inc. (b)                                   10,680       493,096
================================================================================

HEAVY ELECTRICAL EQUIPMENT--1.11%

ABB Ltd. (Switzerland)(b)                                   47,837       667,995
================================================================================

HOUSEHOLD PRODUCTS--1.21%

Procter & Gamble Co. (The)                                  15,464       728,200
================================================================================

HYPERMARKETS & SUPER CENTERS--3.15%

Wal-Mart Stores, Inc.                                       36,375     1,895,137
================================================================================

INSURANCE BROKERS--1.79%

Aon Corp.                                                   26,287     1,073,035
================================================================================

INTEGRATED OIL & GAS--4.89%

Exxon Mobil Corp.                                           12,071       822,035
--------------------------------------------------------------------------------
Marathon Oil Corp.                                          19,172       504,032
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  28,909     1,608,786
================================================================================
                                                                       2,934,853
================================================================================

INTERNET SOFTWARE & SERVICES--1.35%

Google Inc. -Class A (b)                                     2,327       809,936
================================================================================

IT CONSULTING & OTHER SERVICES--3.51%

Accenture Ltd. -Class A                                     76,629     2,106,531
================================================================================

LIFE & HEALTH INSURANCE--0.85%

Unum Group                                                  40,928       511,600
================================================================================

MANAGED HEALTH CARE--1.86%

UnitedHealth Group Inc.                                     23,186       485,283
--------------------------------------------------------------------------------
WellPoint Inc. (b)                                          16,682       633,416
================================================================================
                                                                       1,118,699
================================================================================

OIL & GAS DRILLING--0.79%

ENSCO International Inc.                                    17,933       473,431
================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.01%

National-Oilwell Varco Inc. (b)                             21,202       608,709
================================================================================

PHARMACEUTICALS--4.15%

Abbott Laboratories                                         12,070       575,739
--------------------------------------------------------------------------------
Johnson & Johnson                                           36,438     1,916,639
================================================================================
                                                                       2,492,378
================================================================================

PROPERTY & CASUALTY INSURANCE--1.88%

Chubb Corp. (The)                                           26,703     1,130,071
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LARGE CAP GROWTH FUND

                                                            SHARES       VALUE
--------------------------------------------------------------------------------
RAILROADS--1.67%

Norfolk Southern Corp.                                      14,400   $   486,000
--------------------------------------------------------------------------------
Union Pacific Corp.                                         12,600       517,986
================================================================================
                                                                       1,003,986
================================================================================

RESTAURANTS--1.73%

McDonald's Corp.                                            19,062     1,040,213
================================================================================

SEMICONDUCTORS--2.18%

Intel Corp.                                                 35,840       539,392
--------------------------------------------------------------------------------
Xilinx, Inc.                                                40,070       767,741
================================================================================
                                                                       1,307,133
================================================================================

SOFT DRINKS--1.26%

PepsiCo, Inc.                                               14,651       754,233
================================================================================

SYSTEMS SOFTWARE--10.15%

BMC Software, Inc. (b)                                      41,689     1,375,737
--------------------------------------------------------------------------------
Microsoft Corp.                                             87,273     1,603,205
--------------------------------------------------------------------------------
Oracle Corp.                                                97,256     1,757,416
--------------------------------------------------------------------------------
Symantec Corp. (b)                                          91,309     1,364,156
================================================================================
                                                                       6,100,514
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.61%

America Movil S.A.B de C.V. -Series L -ADR
   (Mexico)                                                 13,479       365,011
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $63,440,858)                                           54,756,074
================================================================================

MONEY MARKET FUNDS--8.34%

Liquid Assets Portfolio -Institutional
   Class(c)                                              2,506,455     2,506,455
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)                2,506,455     2,506,455
================================================================================
      Total Money Market Funds
         (Cost $5,012,910)                                             5,012,910
================================================================================
TOTAL INVESTMENTS--99.49%
   (Cost $68,453,768)                                                 59,768,984
================================================================================
OTHER ASSETS LESS LIABILITIES--0.51%                                     305,768
================================================================================
NET ASSETS--100.00%                                                  $60,074,752
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. LARGE CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. LARGE CAP GROWTH FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                $58,814,551
---------------------------------------
Level 2                    954,433
---------------------------------------
Level 3                         --
=======================================
                       $59,768,984
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $2,172,708 and $4,097,717, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  2,570,212
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (12,234,214)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (9,664,002)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $69,432,986.

                              AIM V.I. LEISURE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            I-VILEI-QTR-1 31/09         Invesco Aim Advisors, Inc.

AIM V.I. LEISURE FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)


                                                            SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.66%

ADVERTISING--6.45%

Omnicom Group Inc.                                          27,076   $   633,579
--------------------------------------------------------------------------------
WPP PLC  (United Kingdom)                                   67,834       382,216
================================================================================
                                                                       1,015,795
================================================================================

APPAREL RETAIL--2.57%

Abercrombie & Fitch Co. -Class A (b)                        16,995       404,481
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--5.97%

Coach, Inc. (c)                                             15,551       259,701
--------------------------------------------------------------------------------
Compagnie Financiere Richemont S.A. -Class
   A (Switzerland)                                           7,508       117,312
--------------------------------------------------------------------------------
Hanesbrands, Inc. (c)                                       25,821       247,107
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                      7,475       315,819
================================================================================
                                                                         939,939
================================================================================

BREWERS--5.97%

Anheuser-Busch InBev N.V. (Belgium)                         12,992       357,961
--------------------------------------------------------------------------------
Anheuser--Busch InBev N.V. -Ctfs.
   (Belgium)(c)                                              3,040            12
--------------------------------------------------------------------------------
Companhia de Bebidas das Americas -ADR
   (Brazil)                                                  6,933       267,753
--------------------------------------------------------------------------------
Heineken N.V. (Netherlands)                                 11,048       314,011
================================================================================
                                                                         939,737
================================================================================

CABLE & SATELLITE--11.17%

Cablevision Systems Corp. -Class A (b)                      35,008       453,004
--------------------------------------------------------------------------------
Comcast Corp. -Class A (b)                                  52,510       716,236
--------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment -Series A
   -Tracking Stock (c)                                      19,195       382,940
--------------------------------------------------------------------------------
Scripps Networks Interactive, Inc. -Class A                  9,188       206,822
--------------------------------------------------------------------------------
Time Warner Cable Inc. -Class A                                 --             3
================================================================================
                                                                       1,759,005
================================================================================

CASINOS & GAMING--0.89%

International Game Technology                               15,257       140,670
================================================================================

COMPUTER & ELECTRONICS RETAIL--4.81%

Best Buy Co., Inc.                                          14,561       552,736
--------------------------------------------------------------------------------
GameStop Corp. -Class A (c)                                  7,299       204,518
================================================================================
                                                                         757,254
================================================================================

DEPARTMENT STORES--3.29%

Kohl's Corp. (c)                                             7,482       316,638
--------------------------------------------------------------------------------
Nordstrom, Inc. (b)                                         12,022       201,369
================================================================================
                                                                         518,007
================================================================================

DISTILLERS & VINTNERS--3.79%

Diageo PLC (United Kingdom)                                 39,646       447,346
================================================================================

                                                            SHARES       VALUE
--------------------------------------------------------------------------------
DISTILLERS & VINTNERS--(CONTINUED)

Pernod Ricard S.A. (France)(b)                               2,681   $   149,798
================================================================================
                                                                         597,144
================================================================================

FOOTWEAR--1.73%

NIKE, Inc. -Class B                                          5,793       271,634
================================================================================

GENERAL MERCHANDISE STORES--2.95%

Family Dollar Stores, Inc. (b)                               6,439       214,869
--------------------------------------------------------------------------------
Target Corp.                                                 7,236       248,846
================================================================================
                                                                         463,715
================================================================================

HOME ENTERTAINMENT SOFTWARE--1.12%

Nintendo Co., Ltd. (Japan)                                     603       176,801
================================================================================

HOME IMPROVEMENT RETAIL--2.29%

Home Depot, Inc. (The)                                      15,312       360,751
================================================================================

HOTELS, RESORTS & CRUISE LINES--3.74%

Choice Hotels International, Inc.                            9,559       246,813
--------------------------------------------------------------------------------
Marriott International, Inc. -Class A (b)                   16,145       264,132
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
   (Hong Kong)                                             413,800        78,483
================================================================================
                                                                         589,428
================================================================================

HYPERMARKETS & SUPER CENTERS--1.62%

Wal-Mart Stores, Inc.                                        4,884       254,456
================================================================================

INTERNET SOFTWARE & SERVICES--2.96%

Google Inc. -Class A (c)                                     1,339       466,052
================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.97%

iShares Russell 3000 Index Fund                              2,237       102,857
--------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                   1,303       103,745
--------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust -Series 1                  1,309       103,987
================================================================================
                                                                         310,589
================================================================================

MOVIES & ENTERTAINMENT--9.53%

News Corp. -Class A                                         49,734       329,239
--------------------------------------------------------------------------------
Time Warner Inc.                                            16,793       324,098
--------------------------------------------------------------------------------
Viacom Inc. -Class A (b)(c)                                  7,241       135,190
--------------------------------------------------------------------------------
Viacom Inc. -Class B (c)                                     4,647        80,765
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                       34,758       631,205
================================================================================
                                                                       1,500,497
================================================================================

PUBLISHING--1.53%

McGraw- Hill Cos., Inc. (The)                               10,530       240,821
================================================================================

RESTAURANTS--12.59%

Brinker International, Inc.                                 20,878       315,258
--------------------------------------------------------------------------------
Burger King Holdings Inc.                                   14,933       342,712
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                    11,840       405,638
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LEISURE FUND

                                                            SHARES       VALUE
--------------------------------------------------------------------------------
RESTAURANTS--(CONTINUED)

Jack in the Box Inc. (c)                                     6,319   $   147,170
--------------------------------------------------------------------------------
McDonald's Corp.                                             9,435       514,868
--------------------------------------------------------------------------------
Yum! Brands, Inc. (b)                                        9,356       257,103
================================================================================
                                                                       1,982,749
================================================================================

SOFT DRINKS--6.24%

Coca-Cola Co. (The) (b)                                      5,885       258,646
--------------------------------------------------------------------------------
Coca-Cola Femsa, S.A.B. de C.V. -ADR
   (Mexico)                                                  4,835       164,680
--------------------------------------------------------------------------------
PepsiCo, Inc.                                               10,843       558,197
================================================================================
                                                                         981,523
================================================================================

SPECIALTY STORES--2.77%

PetSmart, Inc.                                              20,781       435,570
================================================================================

TOBACCO--0.71%

British American Tobacco PLC (United
   Kingdom)                                                  4,824       111,632
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $19,259,973)                                           15,218,250
================================================================================

MONEY MARKET FUNDS--2.82%

Liquid Assets Portfolio -Institutional
   Class(d)                                                222,076       222,076
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)                  222,076       222,076
================================================================================
      Total Money Market Funds
         (Cost $444,152)                                                 444,152
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--99.48%
   (Cost $19,704,125)                                                 15,662,402
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--14.28%

Liquid Assets Portfolio -Institutional
   Class (Cost $2,248,143)(d)(e)                         2,248,143     2,248,143
================================================================================
TOTAL INVESTMENTS--113.76%
   (Cost $21,952,268)                                                 17,910,545
================================================================================
OTHER ASSETS LESS LIABILITIES--(13.76)%                               (2,166,680)
================================================================================
NET ASSETS--100.00%                                                  $15,743,865
================================================================================

Investment Abbreviations:

ADR     -- American Depositary Receipt
Ctfs.   -- Certificates

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. LEISURE FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results

AIM V.I. LEISURE FUND
     of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $17,583,946
---------------------------------------
Level 2                  326,599
---------------------------------------
Level 3                       --
=======================================
                     $17,910,545
=======================================

AIM V.I. LEISURE FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $3,276,571 and $3,305,296 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 1,081,731
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (5,138,491)
=================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(4,056,760)
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $21,967,305.

                        AIM V.I. MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIMCCE-QTR-1 03/09          Invesco Aim Advisors, Inc.

AIM V.I. MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--85.06%

AEROSPACE & DEFENSE--2.29%

Goodrich Corp.                                            102,742   $  3,892,894
--------------------------------------------------------------------------------
Precision Castparts Corp.                                  71,523      4,284,228
================================================================================
                                                                       8,177,122
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.87%

Polo Ralph Lauren Corp. (b)                                73,210      3,093,123
================================================================================

APPLICATION SOFTWARE--3.18%

Adobe Systems Inc. (c)                                    188,695      4,036,186
--------------------------------------------------------------------------------
Amdocs Ltd. (c)                                           395,555      7,325,679
================================================================================
                                                                      11,361,865
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.32%

Legg Mason, Inc. (b)                                      297,780      4,734,702
================================================================================

COMMUNICATIONS EQUIPMENT--3.55%

Juniper Networks, Inc. (b)(c)                             175,500      2,643,030
--------------------------------------------------------------------------------
Motorola, Inc.                                          1,133,821      4,796,063
--------------------------------------------------------------------------------
Polycom, Inc. (c)                                         341,106      5,249,621
================================================================================
                                                                      12,688,714
================================================================================

COMPUTER STORAGE & PERIPHERALS--2.19%

NetApp, Inc. (c)                                          319,008      4,734,079
--------------------------------------------------------------------------------
QLogic Corp. (b)(c)                                       279,755      3,110,875
================================================================================
                                                                       7,844,954
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.45%

Joy Global Inc. (b)                                        74,627      1,589,555
================================================================================

DISTRIBUTORS--1.22%

Genuine Parts Co.                                         146,553      4,376,073
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.61%

Rockwell Automation, Inc.                                  99,185      2,166,200
================================================================================

ELECTRONIC MANUFACTURING SERVICES--2.07%

Molex Inc. (b)                                            384,589      5,284,253
--------------------------------------------------------------------------------
Tyco Electronics Ltd.                                     190,805      2,106,487
================================================================================
                                                                       7,390,740
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.63%

Republic Services, Inc.                                   339,827      5,828,033
================================================================================

FOOD RETAIL--1.14%

SUPERVALU, Inc.                                           285,919      4,082,923
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
GAS UTILITIES--1.38%

UGI Corp.                                                 209,111   $  4,937,111
================================================================================

HEALTH CARE EQUIPMENT--5.27%

Hospira, Inc. (c)                                         166,027      5,123,593
--------------------------------------------------------------------------------
Teleflex Inc.                                              91,772      3,587,367
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. (c)                          145,790      4,437,848
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (c)                                 155,591      5,679,072
================================================================================
                                                                      18,827,880
================================================================================

HEALTH CARE SERVICES--1.38%

Quest Diagnostics Inc.                                    104,211      4,947,938
================================================================================

HEALTH CARE TECHNOLOGY--0.83%

IMS Health Inc.                                           236,623      2,950,689
================================================================================

HOUSEHOLD PRODUCTS--1.29%

Energizer Holdings, Inc. (b)(c)                            92,715      4,607,008
================================================================================

INDUSTRIAL CONGLOMERATES--1.56%

Tyco International Ltd. (Switzerland)                     285,370      5,581,837
================================================================================

INDUSTRIAL GASES--1.21%

Air Products and Chemicals, Inc.                           76,961      4,329,056
================================================================================

INDUSTRIAL MACHINERY--5.77%

Atlas Copco A.B. -Class A (Sweden)(b)                     554,614      4,164,984
--------------------------------------------------------------------------------
Danaher Corp.                                              80,910      4,386,940
--------------------------------------------------------------------------------
Graco Inc. (b)                                             33,141        565,717
--------------------------------------------------------------------------------
ITT Corp.                                                  98,924      3,805,606
--------------------------------------------------------------------------------
Pall Corp.                                                183,587      3,750,683
--------------------------------------------------------------------------------
Parker Hannifin Corp.                                     116,112      3,945,486
================================================================================
                                                                      20,619,416
================================================================================

INSURANCE BROKERS--0.96%

Marsh & McLennan Cos., Inc.                               169,978      3,442,055
================================================================================

LIFE SCIENCES TOOLS & SERVICES--5.36%

PerkinElmer, Inc.                                         262,014      3,345,919
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                  140,838      3,340,677
--------------------------------------------------------------------------------
Techne Corp.                                               71,716      3,923,582
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (c)                        137,126      4,891,285
--------------------------------------------------------------------------------
Waters Corp. (b)(c)                                        99,146      3,663,445
================================================================================
                                                                      19,164,908
================================================================================

METAL & GLASS CONTAINERS--0.73%

Pactiv Corp. (c)                                          179,427      2,617,840
================================================================================

MULTI -- SECTOR HOLDINGS--0.40%

PICO Holdings, Inc. (b)(c)                                 47,565      1,430,280
================================================================================

OFFICE ELECTRONICS--1.45%

Xerox Corp.                                             1,140,887      5,191,036
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MID CAP CORE EQUITY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES--0.99%

Pitney Bowes Inc.                                         150,923   $  3,524,052
================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.33%

BJ Services Co.                                           478,451      4,760,587
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.49%

Chesapeake Energy Corp.                                   115,758      1,974,832
--------------------------------------------------------------------------------
Newfield Exploration Co. (b)(c)                           217,963      4,947,760
--------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(b)                        186,105      1,766,136
--------------------------------------------------------------------------------
Pioneer Natural Resources Co. (b)                          79,358      1,307,026
--------------------------------------------------------------------------------
Southwestern Energy Co. (c)                                83,839      2,489,180
================================================================================
                                                                      12,484,934
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.29%

Williams Cos., Inc. (The)                                 406,309      4,623,796
================================================================================

PACKAGED FOODS & MEATS--3.03%

Cadbury PLC  (United Kingdom)(b)                        1,120,016      8,467,993
--------------------------------------------------------------------------------
Del Monte Foods Co.                                       325,449      2,372,523
================================================================================
                                                                      10,840,516
================================================================================

PERSONAL PRODUCTS--0.81%

Avon Products, Inc.                                       150,141      2,887,211
================================================================================

PHARMACEUTICALS--2.35%

Allergan, Inc.                                            113,128      5,402,993
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR
   (Israel)                                                66,914      3,014,476
================================================================================
                                                                       8,417,469
================================================================================

PROPERTY & CASUALTY INSURANCE--3.72%

Axis Capital Holdings Ltd.                                250,210      5,639,733
--------------------------------------------------------------------------------
Progressive Corp. (The)                                   571,013      7,674,415
================================================================================
                                                                      13,314,148
================================================================================

REGIONAL BANKS--0.77%

PNC Financial Services Group, Inc. (b)                     94,072      2,755,369
================================================================================

SEMICONDUCTORS--3.73%

Linear Technology Corp. (b)                               304,515      6,997,755
--------------------------------------------------------------------------------
Microchip Technology Inc. (b)                             108,932      2,308,269
--------------------------------------------------------------------------------
Xilinx, Inc. (b)                                          209,454      4,013,138
================================================================================
                                                                      13,319,162
================================================================================

SPECIALIZED FINANCE--2.34%

Moody's Corp. (b)                                         364,955      8,364,769
================================================================================

SPECIALTY CHEMICALS--4.74%

International Flavors & Fragrances Inc.                   276,656      8,426,942
--------------------------------------------------------------------------------
Sigma-Aldrich Corp. (b)                                   225,558      8,523,837
================================================================================
                                                                      16,950,779
================================================================================

SYSTEMS SOFTWARE--4.46%

McAfee Inc. (b)(c)                                        124,329      4,165,022
--------------------------------------------------------------------------------
Symantec Corp. (c)                                        789,434     11,794,144
================================================================================
                                                                      15,959,166
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.90%

People's United Financial Inc.                            776,556   $ 13,954,711
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $402,719,335)                                         304,137,727
================================================================================

PREFERRED STOCKS--2.43%

HOUSEHOLD PRODUCTS--2.43%

Henkel AG & Co. KGaA -Pfd. (Germany)
   (Cost $12,944,110)(b)                                  319,335      8,686,069
================================================================================

MONEY MARKET FUNDS--10.25%

Liquid Assets Portfolio -Institutional
   Class(d)                                            18,326,750     18,326,750
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)              18,326,750     18,326,750
================================================================================
      Total Money Market Funds
         (Cost $36,653,500)                                           36,653,500
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--97.74%
   (Cost $452,316,945)                                               349,477,296
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--15.59%

Liquid Assets Portfolio -Institutional Class
   (Cost $55,750,202)(d)(e)                            55,750,202     55,750,202
================================================================================
TOTAL INVESTMENTS--113.33%
   (Cost $508,067,147)                                               405,227,498
================================================================================
OTHER ASSETS LESS LIABILITIES--(13.33)%                              (47,667,800)
================================================================================
NET ASSETS--100.00%                                                 $357,559,698
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
Pfd.   -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. MID CAP CORE EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM V.I. MID CAP CORE EQUITY FUND

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1              $405,227,498              $(72,373)
------------------------------------------------------------
Level 2                        --                    --
------------------------------------------------------------
Level 3                        --                    --
============================================================
                     $405,227,498              $(72,373)
============================================================

* Other investments include open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM V.I. MID CAP CORE EQUITY FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                       OPEN FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------
                         CONTRACT TO                            UNREALIZED
SETTLEMENT   ---------------------------------                 APPRECIATION
   DATE          DELIVER           RECEIVE         VALUE      (DEPRECIATION)
----------------------------------------------------------------------------
 06/04/09    GBP   3,300,000   USD   4,662,768   $4,735,141      $(72,373)
----------------------------------------------------------------------------

CURRENCY ABBREVIATIONS:
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $29,834,520 and $35,292,210, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $   9,366,802
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (114,710,791)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(105,343,989)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $510,571,487.

                           AIM V.I. MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIMKT-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                                                                          PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--59.01%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--4.14%

   Atlantis One Funding Corp. (b)(c)                                                 0.50%    04/16/09   $    2,000   $ 1,999,583
---------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--11.65%

   Bryant Park Funding LLC (b)                                                       0.50%    04/20/09        2,131     2,130,438
---------------------------------------------------------------------------------------------------------------------------------
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                             0.55%    04/20/09        2,000     1,999,419
---------------------------------------------------------------------------------------------------------------------------------
   Thunder Bay Funding, LLC (b)                                                      0.65%    07/06/09        1,500     1,497,400
=================================================================================================================================
                                                                                                                        5,627,257
=================================================================================================================================

ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK--17.58%

   Clipper Receivables Co., LLC (CEP-State Street Bank & Trust Co.) (b)              0.80%    04/01/09        2,000     2,000,000
---------------------------------------------------------------------------------------------------------------------------------
   Crown Point Capital Co., LLC -Series A,
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)                            1.05%    05/22/09        2,000     1,997,025
---------------------------------------------------------------------------------------------------------------------------------

   Lexington Parker Capital Co., LLC

      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)                            0.95%    04/01/09        1,500     1,500,000
---------------------------------------------------------------------------------------------------------------------------------
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)                            1.00%    05/08/09        1,000       998,972
---------------------------------------------------------------------------------------------------------------------------------
   Variable Funding Capital Co., LLC (CEP-Wells Fargo Bank, N.A.) (b)                0.55%    04/14/09        2,000     1,999,603
=================================================================================================================================
                                                                                                                        8,495,600
=================================================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-2.07%

   Gemini Securitization Corp., LLC (b)                                              0.70%    04/16/09        1,000       999,708
=================================================================================================================================

ASSET-BACKED SECURITIES - SECURITIES-5.16%

   Cancara Asset Securitization Ltd./LLC (b)(c)                                      1.00%    04/24/09          500       499,681
---------------------------------------------------------------------------------------------------------------------------------
   Tempo Finance Ltd/Corp. (b)(c)                                                    1.25%    07/01/09        2,000     1,993,681
=================================================================================================================================
                                                                                                                        2,493,362
=================================================================================================================================

DIVERSIFIED BANKS-13.24%

   Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)                                      0.70%    05/05/09        1,400     1,399,075
---------------------------------------------------------------------------------------------------------------------------------
   Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)                                      0.82%    04/13/09        1,000       999,727
---------------------------------------------------------------------------------------------------------------------------------
   Calyon North America Inc. (c)                                                     1.04%    05/29/09          500       499,162
---------------------------------------------------------------------------------------------------------------------------------
   Societe Generale North America, Inc. (c)                                          0.91%    05/04/09          500       499,583
---------------------------------------------------------------------------------------------------------------------------------
   Staunton (City of) & Stafford (County of) Industrial Development Authority;
      Series 2005 B, VRD RB (LOC-Bank of America, N.A.) (d)                          1.75%    04/06/09        1,000     1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   UBS Finance (Delaware) Inc. (c)                                                   0.55%    04/20/09        2,000     1,999,420
=================================================================================================================================
                                                                                                                        6,396,967
=================================================================================================================================

REGIONAL BANKS-5.17%

   ANZ National (Int'l) Ltd. (b)(c)                                                  1.09%    05/11/09        2,500     2,496,972
=================================================================================================================================
      Total Commercial Paper (Cost $28,509,449)                                                                        28,509,449
=================================================================================================================================

CERTIFICATES OF DEPOSIT-17.59%

   BNP Paribas                                                                       1.74%    06/18/09        1,500     1,500,032
---------------------------------------------------------------------------------------------------------------------------------
   Calyon                                                                            2.00%    04/20/09        2,000     2,000,000
---------------------------------------------------------------------------------------------------------------------------------
   HSBC Bank PLC (United Kingdom) (c)                                                1.03%    04/02/09        1,000     1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   Royal Bank of Canada (e)                                                          1.52%    12/16/09        2,000     2,000,000
---------------------------------------------------------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                             1.40%    12/11/09        1,000     1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                             1.90%    10/02/09        1,000     1,000,050
=================================================================================================================================
      Total Certificates of Deposit (Cost $8,500,082)                                                                   8,500,082
=================================================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND

                                                                                                          PRINCIPAL
                                                                                   INTEREST   MATURITY     AMOUNT
                                                                                     RATE       DATE        (000)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES--11.68%(e)(f)

LETTER OF CREDIT ENHANCED--11.68%(d)

   Benjamin Rose Institute (The) (Kethley House); Series 2005,
      Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)                                  2.27%    12/01/28   $    1,828   $ 1,828,000
---------------------------------------------------------------------------------------------------------------------------------
   Capital Market Access Co. LC (Cape Neuro Partnership LLP); Series 2006 H,
      Taxable Bonds (LOC-Bank of America, N.A.)                                      1.10%    02/01/26          830       830,000
---------------------------------------------------------------------------------------------------------------------------------
   Capital Market Access Co. LC (Del Prado North LLC); Series 2007,
      Taxable Bonds (LOC-Bank of America, N.A.)                                      1.10%    02/01/27        1,145     1,145,000
---------------------------------------------------------------------------------------------------------------------------------
   Capital Market Access Co. LC (Fort Myers Neurosurgical Building Partnership
      LLP); Series 2006 I, Taxable Bonds (LOC-Bank of America, N.A.)                 1.10%    02/01/26        1,840     1,840,000
=================================================================================================================================
      Total Variable Rate Demand Notes (Cost $5,643,000)                                                                5,643,000
=================================================================================================================================

MEDIUM-TERM NOTE-4.14%

   General Electric Capital Corp.; Series 2004 A, Sr. Unsec. MTN
     (Cost $2,000,000)                                                               3.13%    04/01/09        2,000     2,000,000
=================================================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-92.42% (Cost $44,652,531)                                          44,652,531
=================================================================================================================================

                                                                                                         REPURCHASE
                                                                                                           AMOUNT
   REPURCHASE AGREEMENTS-7.88%(G)

   RBC Capital Markets Corp., Joint agreement dated 03/31/09 aggregate maturing value $500,004,167 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 4.50%-6.50%, 08/01/22-05/01/38),
      (Cost $3,808,886)                                                              0.30%    04/01/09    3,808,918     3,808,886
=================================================================================================================================
TOTAL INVESTMENTS-100.30% (Cost $48,461,417) (h)(i)                                                                    48,461,417
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                                                                                    (146,147)
=================================================================================================================================
NET ASSETS-100.00%                                                                                                    $48,315,270
=================================================================================================================================

Investment Abbreviations:

CEP      -- Credit Enhancement Provider
LOC      -- Letter of Credit
MTN      -- Medium-Term Notes
RB       -- Revenue Bonds
Sr.      -- Senior
Unsec.   -- Unsecured
VRD      -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $24,511,282, which represented 50.73% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Netherlands: 8.3%; Australia: 5.2%; United Kingdom: 7.2%; other countries less than 5% each: 11.2%.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2009.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2009.

(g)  Principal amount equals value at period end. See Note 1E.

(h)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     Entities                            Percentage
     --------                            ----------
     Bank of America, N.A.                   9.9%
     ----------------------------------------------
     ANZ National (Int'l) Ltd.               5.2
     ----------------------------------------------
     Credit Agricole                         5.2
     ----------------------------------------------
     Lexington Parker Capital Co., LLC       5.2
     ----------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. TREASURY GUARANTEE PROGRAM- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department') Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Fund's Board approved to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

AIM V.I. MONEY MARKET FUND

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $        --
---------------------------------------
Level 2               48,461,417
---------------------------------------
Level 3                       --
=======================================
                     $48,461,417
=======================================

                    AIM V.I. POWERSHARES ETF ALLOCATION FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            VIPEA-QTR-1 03/09          Invesco Aim Advisors, Inc.

AIM V.I. PowerShares ETF Allocation Fund

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-(A)98.05%

                                                                                                            CHANGE IN
                                                                                                           UNREALIZED
                                                        % OF NET     VALUE     PURCHASES     PROCEEDS     APPRECIATION
                                                         ASSETS    12/31/08     AT COST     FROM SALES   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ETFS--14.45%

PowerShares FTSE RAFI US 1000 Portfolio                    8.49%   $ 47,754   $  368,575   $    (1,655)      $   335
-----------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio          5.96%     35,505      256,930        (3,370)        2,163
=======================================================================================================================
Total Domestic Equity ETFs                                           83,259      625,505        (5,025)        2,498
=======================================================================================================================

FIXED-INCOME ETFS--47.95%

PowerShares 1-30 Laddered Treasury Portfolio              35.46%    170,466    1,555,146        (5,320)       12,842
-----------------------------------------------------------------------------------------------------------------------
PowerShares Emerging Markets Sovereign Debt Portfolio      7.87%     45,024      410,763       (70,379)        5,707
-----------------------------------------------------------------------------------------------------------------------
PowerShares High Yield Corporate Bond Portfolio            4.62%     30,217      218,851       (17,429)       (3,239)
=======================================================================================================================
Total Fixed-Income ETFs                                             245,707    2,184,760       (93,128)       15,310
=======================================================================================================================

FOREIGN EQUITY ETFS--31.95%

iShares MSCI Japan Index Fund (b)                          4.40%     24,307      193,002          (471)       (1,545)
-----------------------------------------------------------------------------------------------------------------------
iShares S&P/TOPIX 150 Index Fund (b)                       2.24%     15,725      100,305        (5,204)         (943)
-----------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio      6.48%     35,015      263,100        (1,900)       20,778
-----------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets
   ex-US Small- Mid Portfolio                              6.89%     39,480      291,801          (770)        6,477
-----------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Emerging Markets Portfolio           5.54%     30,802      231,188        (1,281)       10,399
-----------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Europe Portfolio                     6.40%     39,434      283,014        (6,262)       (1,115)
=======================================================================================================================
Total Foreign Equity ETFs                                           184,763    1,362,410       (15,888)       34,051
=======================================================================================================================

MONEY MARKET FUNDS--3.70%

Liquid Assets Portfolio-Institutional Class                1.85%     16,377    1,567,595    (1,493,514)           --
-----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class                      1.85%     16,377    1,567,595    (1,493,514)           --
=======================================================================================================================
Total Money Market Funds                                             32,754    3,135,190    (2,987,028)           --
=======================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS
   (Cost $4,697,499)                                      98.05%   $546,483   $7,307,865   $(3,101,069)      $51,859
=======================================================================================================================
OTHER ASSETS LESS LIABILITIES                              1.95%
=======================================================================================================================
NET ASSETS                                               100.00%
=======================================================================================================================



                                                          REALIZED    DIVIDEND    SHARES       VALUE
                                                        GAIN (LOSS)    INCOME    03/31/09    03/31/09
------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ETFS--14.45%

PowerShares FTSE RAFI US 1000 Portfolio                  $    (77)     $ 1,275    14,210    $  414,932
------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500 Small Mid Portfolio              48          300    10,615       291,276
======================================================================================================
Total Domestic Equity ETFs                                    (29)       1,575                 706,208
======================================================================================================

FIXED-INCOME ETFS--47.95%

PowerShares 1-30 Laddered Treasury Portfolio                 (186)       4,161    59,145     1,732,948
------------------------------------------------------------------------------------------------------
PowerShares Emerging Markets Sovereign Debt Portfolio      (6,281)       2,209    18,025       384,834
------------------------------------------------------------------------------------------------------
PowerShares High Yield Corporate Bond Portfolio            (2,729)       1,689    15,510       225,671
======================================================================================================
Total Fixed-Income ETFs                                    (9,196)       8,059               2,343,453
======================================================================================================

FOREIGN EQUITY ETFS--31.95%

iShares MSCI Japan Index Fund (b)                             (62)          --    27,210       215,231
------------------------------------------------------------------------------------------------------
iShares S&P/TOPIX 150 Index Fund (b)                         (464)          --     3,205       109,419
------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio        (438)       1,607    11,570       316,555
------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Developed Markets
   ex-US Small- Mid Portfolio                                (101)          --    26,865       336,887
------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Emerging Markets Portfolio              (50)          --    20,365       271,058
------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI Europe Portfolio                     (2,353)          --    14,730       312,718
======================================================================================================
Total Foreign Equity ETFs                                  (3,468)       1,607               1,561,868
======================================================================================================

MONEY MARKET FUNDS--3.70%

Liquid Assets Portfolio-Institutional Class                    --          258    90,458        90,458
------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class                          --          237    90,458        90,458
======================================================================================================
Total Money Market Funds                                       --          495                 180,916
======================================================================================================
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS
   (Cost $4,697,499)                                     $(12,693)     $11,736              $4,792,445
======================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                   95,232
======================================================================================================
NET ASSETS                                                                                  $4,887,677
======================================================================================================

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor.

(b)  Non-affiliate of the Fund or its investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. POWERSHARES ETF ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM V.I. POWERSHARES ETF ALLOCATION FUND of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1              $4,792,445
---------------------------------------
Level 2                      --
---------------------------------------
Level 3                      --
=======================================
                     $4,792,445
=======================================

AIM V.I. POWERSHARES ETF ALLOCATION FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $4,172,675 and $114,041, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $96,659
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (1,779)
===============================================================================
Net unrealized appreciation of investment securities                    $94,880
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $4,697,565.

                         AIM V.I. SMALL CAP EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com            VISCE-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM V.I. SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.96%

AEROSPACE & DEFENSE-2.49%

AAR Corp. (b)(c)                                       97,492   $     1,222,550
-------------------------------------------------------------------------------
Aerovironment Inc. (c)                                 43,279           904,531
-------------------------------------------------------------------------------
Curtiss-Wright Corp.                                   46,117         1,293,582
===============================================================================
                                                                      3,420,663
===============================================================================

AIRLINES-1.26%

Allegiant Travel Co. (b)(c)                            38,125         1,733,162
===============================================================================

APPAREL RETAIL-4.25%

Citi Trends Inc. (c)                                  128,435         2,939,877
-------------------------------------------------------------------------------
Collective Brands, Inc. (c)                           130,592         1,271,966
-------------------------------------------------------------------------------
J. Crew Group, Inc. (b)(c)                            123,460         1,627,203
===============================================================================
                                                                      5,839,046
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.71%

Carter's, Inc. (c)                                     75,864         1,427,002
-------------------------------------------------------------------------------
Volcom, Inc. (b)(c)                                    94,548           917,115
===============================================================================
                                                                      2,344,117
===============================================================================

APPLICATION SOFTWARE-1.79%

Blackbaud, Inc.                                       108,107         1,255,122
-------------------------------------------------------------------------------
Parametric Technology Corp. (c)                       119,868         1,196,283
===============================================================================
                                                                      2,451,405
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.71%

Affiliated Managers Group, Inc. (b)(c)                 23,216           968,339
-------------------------------------------------------------------------------
GAMCO Investors, Inc. -Class A (b)                     42,236         1,379,006
===============================================================================
                                                                      2,347,345
===============================================================================

BIOTECHNOLOGY-0.68%

InterMune, Inc. (b)(c)                                 56,584           930,241
===============================================================================

COMMUNICATIONS EQUIPMENT-2.02%

Arris Group Inc. (c)                                  205,327         1,513,260
-------------------------------------------------------------------------------
Comtech Telecommunications Corp. (c)                   50,741         1,256,855
===============================================================================
                                                                      2,770,115
===============================================================================

COMPUTER STORAGE & PERIPHERALS-1.18%

Synaptics Inc. (b)(c)                                  60,340         1,614,698
===============================================================================

CONSTRUCTION & ENGINEERING-1.72%

MYR Group Inc. (c)                                     68,810         1,049,353
-------------------------------------------------------------------------------
Northwest Pipe Co. (c)                                 45,941         1,307,940
===============================================================================
                                                                      2,357,293
===============================================================================

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.33%

Titan International, Inc.                              88,893   $       447,132
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.38%

CyberSource Corp. (c)                                 146,550         2,170,406
-------------------------------------------------------------------------------
Euronet Worldwide, Inc. (b)(c)                         79,538         1,038,766
-------------------------------------------------------------------------------
Wright Express Corp. (c)                               78,488         1,430,051
===============================================================================
                                                                      4,639,223
===============================================================================

DIVERSIFIED CHEMICALS-1.04%

FMC Corp.                                              32,997         1,423,491
===============================================================================

DIVERSIFIED METALS & MINING-1.25%

Compass Minerals International, Inc.                   30,400         1,713,648
===============================================================================

DIVERSIFIED SUPPORT SERVICES-0.39%

EnerNOC, Inc. (b)(c)                                   36,744           534,258
===============================================================================

EDUCATION SERVICES-1.04%

Capella Education Co. (b)(c)                           26,828         1,421,884
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.24%

Belden Inc.                                            69,807           873,285
-------------------------------------------------------------------------------
General Cable Corp. (c)                                42,106           834,541
===============================================================================
                                                                      1,707,826
===============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.38%

OSI Systems, Inc. (c)                                  75,604         1,153,717
-------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. (c)                     46,187           744,534
===============================================================================
                                                                      1,898,251
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-3.08%

ABM Industries Inc.                                   118,512         1,943,597
-------------------------------------------------------------------------------
Team, Inc. (c)                                         75,674           886,899
-------------------------------------------------------------------------------
Waste Connections, Inc. (c)                            54,561         1,402,218
===============================================================================
                                                                      4,232,714
===============================================================================

FOOD RETAIL-0.99%

Ruddick Corp.                                          60,870         1,366,531
===============================================================================

GAS UTILITIES-1.81%

Energen Corp.                                          33,012           961,639
-------------------------------------------------------------------------------
UGI Corp.                                              64,706         1,527,709
===============================================================================
                                                                      2,489,348
===============================================================================

GENERAL MERCHANDISE STORES-1.04%

Pantry, Inc. (The) (c)                                 81,384         1,433,172
===============================================================================

HEALTH CARE DISTRIBUTORS-0.98%

Owens & Minor, Inc.                                    40,545         1,343,256
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. SMALL CAP EQUITY FUND

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-2.79%

Cardiac Science Corp. (c)                             169,323   $       509,662
-------------------------------------------------------------------------------
Invacare Corp. (b)                                    125,292         2,008,431
-------------------------------------------------------------------------------
Quidel Corp. (c)                                      141,658         1,306,087
===============================================================================
                                                                      3,824,180
===============================================================================

HEALTH CARE FACILITIES-1.84%

Skilled Healthcare Group Inc. -Class A(c)             186,121         1,528,054
-------------------------------------------------------------------------------
Universal Health Services, Inc. -Class B               26,189         1,004,086
===============================================================================
                                                                      2,532,140
===============================================================================

HEALTH CARE SERVICES-0.80%

Gentiva Health Services, Inc. (c)                      71,887         1,092,682
===============================================================================

HEALTH CARE SUPPLIES-1.28%

Haemonetics Corp. (c)                                  32,006         1,762,890
===============================================================================

HEALTH CARE TECHNOLOGY-0.85%

Omnicell, Inc. (b)(c)                                 150,001         1,173,008
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.23%

Red Lion Hotels Corp. (c)                             107,200           314,096
===============================================================================

HOUSEHOLD APPLIANCES-0.81%

Snap-on Inc.                                           44,205         1,109,546
===============================================================================

INDUSTRIAL MACHINERY-2.43%

Chart Industries, Inc. (c)                             62,510           492,579
-------------------------------------------------------------------------------
Kadant Inc. (c)                                        29,798           343,273
-------------------------------------------------------------------------------
RBC Bearings Inc. (c)                                  66,392         1,014,470
-------------------------------------------------------------------------------
Valmont Industries, Inc. (b)                           29,611         1,486,768
===============================================================================
                                                                      3,337,090
===============================================================================

INSURANCE BROKERS-0.93%

Arthur J. Gallagher & Co.                              74,851         1,272,467
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.70%

Alaska Communications Systems
   Group Inc. (b)                                     212,389         1,423,006
-------------------------------------------------------------------------------
Cincinnati Bell Inc. (c)                              623,822         1,434,791
-------------------------------------------------------------------------------
NTELOS Holdings Corp.                                  46,699           847,120
===============================================================================
                                                                      3,704,917
===============================================================================

INTERNET SOFTWARE & SERVICES-3.48%

Ariba Inc. (b)(c)                                     283,774         2,477,347
-------------------------------------------------------------------------------
Open Text Corp.  (Canada)(c)                           66,732         2,298,250
===============================================================================
                                                                      4,775,597
===============================================================================

INVESTMENT BANKING & BROKERAGE-1.55%

KBW Inc. (b)(c)                                       104,587         2,128,345
-------------------------------------------------------------------------------
Teton Advisors Inc. (c)                                   631                 0
===============================================================================
                                                                      2,128,345
===============================================================================

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-1.39%

CACI International Inc. -Class A (c)                   52,225   $     1,905,690
===============================================================================

LIFE SCIENCES TOOLS & SERVICES-2.59%

Bio-Rad Laboratories, Inc. -Class A (c)                23,192         1,528,353
-------------------------------------------------------------------------------
Dionex Corp. (c)                                       27,104         1,280,664
-------------------------------------------------------------------------------
eResearch Technology, Inc. (c)                        141,356           743,532
===============================================================================
                                                                      3,552,549
===============================================================================

METAL & GLASS CONTAINERS-1.15%

AptarGroup, Inc.                                       50,641         1,576,961
===============================================================================

MOVIES & ENTERTAINMENT-1.36%

World Wrestling Entertainment, Inc. -Class
   A (b)                                              161,688         1,865,880
===============================================================================

MULTI-UTILITIES-0.61%

Avista Corp.                                           60,524           834,021
===============================================================================

OFFICE REIT'S-0.58%

Alexandria Real Estate Equities, Inc. (b)              21,824           794,394
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.08%

Complete Production Services, Inc. (c)                 88,831           273,599
-------------------------------------------------------------------------------
Lufkin Industries, Inc.                                30,866         1,169,204
-------------------------------------------------------------------------------
NATCO Group Inc. -Class A (c)                          58,092         1,099,682
-------------------------------------------------------------------------------
Oceaneering International, Inc. (c)                    45,618         1,681,936
===============================================================================
                                                                      4,224,421
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.65%

Comstock Resources, Inc. (c)                           36,764         1,095,567
-------------------------------------------------------------------------------
Parallel Petroleum Corp. (c)                          153,050           195,904
-------------------------------------------------------------------------------
Penn Virginia Corp. (b)                                57,249           628,594
-------------------------------------------------------------------------------
Venoco Inc. (c)                                       104,322           342,176
===============================================================================
                                                                      2,262,241
===============================================================================

PACKAGED FOODS & MEATS-1.94%

Flowers Foods, Inc.                                    56,279         1,321,431
-------------------------------------------------------------------------------
TreeHouse Foods, Inc. (c)                              46,427         1,336,633
===============================================================================
                                                                      2,658,064
===============================================================================

PERSONAL PRODUCTS-1.05%

Alberto-Culver Co.                                     63,573         1,437,386
===============================================================================

PHARMACEUTICALS-1.89%

ViroPharma Inc. (c)                                   186,204           977,571
-------------------------------------------------------------------------------
VIVUS, Inc. (b)(c)                                    374,994         1,619,974
===============================================================================
                                                                      2,597,545
===============================================================================

PROPERTY & CASUALTY INSURANCE-2.71%

Assured Guaranty Ltd.                                 121,971           825,744
-------------------------------------------------------------------------------
FPIC Insurance Group, Inc. (c)                         49,101         1,818,210
-------------------------------------------------------------------------------
Hanover Insurance Group Inc. (The)                     37,242         1,073,314
===============================================================================
                                                                      3,717,268
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. SMALL CAP EQUITY FUND

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
REGIONAL BANKS-6.68%

BancFirst Corp.                                        31,349   $     1,141,103
-------------------------------------------------------------------------------
Commerce Bancshares, Inc. (b)                          43,877         1,592,735
-------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                          58,156         1,555,673
-------------------------------------------------------------------------------
First Financial Bankshares, Inc. (b)                   27,545         1,326,843
-------------------------------------------------------------------------------
FirstMerit Corp.                                       72,769         1,324,396
-------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. (c)                    102,935         1,159,048
-------------------------------------------------------------------------------
Whitney Holding Corp.                                  93,024         1,065,125
===============================================================================
                                                                      9,164,923
===============================================================================

RESTAURANTS-4.20%

Brinker International, Inc.                           121,720         1,837,972
-------------------------------------------------------------------------------
DineEquity, Inc.                                       55,460           657,755
-------------------------------------------------------------------------------
Papa John's International, Inc. (c)                    77,503         1,772,494
-------------------------------------------------------------------------------
Sonic Corp. (c)                                       150,094         1,503,942
===============================================================================
                                                                      5,772,163
===============================================================================

SEMICONDUCTOR EQUIPMENT-2.21%

ATMI, Inc. (c)                                         96,023         1,481,635
-------------------------------------------------------------------------------
MKS Instruments, Inc. (c)                             105,820         1,552,379
===============================================================================
                                                                      3,034,014
===============================================================================

SEMICONDUCTORS-2.52%

Power Integrations, Inc.                               73,555         1,265,146
-------------------------------------------------------------------------------
Semtech Corp. (c)                                     164,457         2,195,501
===============================================================================
                                                                      3,460,647
===============================================================================

SPECIALIZED REIT'S-1.78%

LaSalle Hotel Properties (b)                           60,048           350,680
-------------------------------------------------------------------------------
Senior Housing Properties Trust                        60,346           846,051
-------------------------------------------------------------------------------
Universal Health Realty Income Trust                   42,689         1,247,800
===============================================================================
                                                                      2,444,531
===============================================================================

SPECIALTY CHEMICALS-0.62%

Zep, Inc.                                              82,997           849,059
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.22%

Beacon Roofing Supply, Inc. (c)                        22,480           301,007
===============================================================================

TRUCKING-4.05%

Landstar System, Inc.                                  50,626         1,694,452
-------------------------------------------------------------------------------
Marten Transport, Ltd. (c)                            126,525         2,363,487
-------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. (c)                    63,660         1,495,374
===============================================================================
                                                                      5,553,313
===============================================================================
WATER UTILITIES-0.23%

Cascal N.V.  (United Kingdom)                         102,421           321,602
===============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $188,796,121)                                        135,813,456
===============================================================================

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.43%

Liquid Assets Portfolio -Institutional
   Class(d)                                         2,355,086   $     2,355,086
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)           2,355,086         2,355,086
-------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $4,710,172)                                            4,710,172
===============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-102.39%
   (Cost $193,506,293)                                              140,523,628
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-14.11%

Liquid Assets Portfolio -Institutional
   Class (Cost $19,359,790)(d)(e)                  19,359,790        19,359,790
===============================================================================
TOTAL INVESTMENTS-116.50%
   (Cost $212,866,083)                                              159,883,418
===============================================================================
OTHER ASSETS LESS LIABILITIES-(16.50)%                              (22,641,581)
===============================================================================
NET ASSETS-100.00%                                              $   137,241,837
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. SMALL CAP EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM V.I. SMALL CAP EQUITY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL    INVESTMENTS IN SECURITIES
----------------------------------------
Level 1             $159,883,418
----------------------------------------
Level 2                      --
----------------------------------------
Level 3                       0
========================================
                   $159,883,418
========================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $17,849,241 and $13,931,101 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $  6,336,135
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (59,898,380)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities         $(53,562,245)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $213,445,663.

                            AIM V.I. TECHNOLOGY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [Invesco Aim Logo Appears Here]
                                 --servicemark--

invescoaim.com            I-VITEC-QTR-1 03/09         Invesco Aim Advisors, Inc.

AIM V.I. TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                        SHARES         VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-94.03%

APPLICATION SOFTWARE-7.82%

Adobe Systems Inc.(b)                                     89,211   $  1,908,223
-------------------------------------------------------------------------------
Amdocs Ltd.(b)(c)                                         87,461      1,619,778
-------------------------------------------------------------------------------
ANSYS, Inc.(b)                                            16,144        405,214
-------------------------------------------------------------------------------
Nuance Communications, Inc.(b)(c)                         85,684        930,528
-------------------------------------------------------------------------------
Solera Holdings Inc.(b)(c)                                29,293        725,881
===============================================================================
                                                                      5,589,624
===============================================================================

COMMUNICATIONS EQUIPMENT-14.42%

Brocade Communications Systems, Inc.(b)(c)                93,241       321,682
-------------------------------------------------------------------------------
Cisco Systems, Inc.(b)(c)                                129,377      2,169,652
-------------------------------------------------------------------------------
Harris Corp.                                              17,693        512,036
-------------------------------------------------------------------------------
NICE Systems Ltd. -ADR (Israel)(b)                        86,862      2,159,389
-------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                   83,896        979,066
-------------------------------------------------------------------------------
Nortel Networks Corp.  (Canada)(b)(c)                      2,727            614
-------------------------------------------------------------------------------
Polycom, Inc.(b)(c)                                       34,024        523,629
-------------------------------------------------------------------------------
QUALCOMM Inc.(c)                                          64,596      2,513,430
-------------------------------------------------------------------------------
Research In Motion Ltd.  (Canada)(b)(c)                   25,969      1,118,485
===============================================================================
                                                                     10,297,983
===============================================================================

COMPUTER HARDWARE-10.12%

Apple Inc.(b)                                             20,099      2,112,807
-------------------------------------------------------------------------------
Dell Inc.(b)(c)                                           68,746        651,712
-------------------------------------------------------------------------------
Hewlett-Packard Co.(c)                                    83,180      2,666,751
-------------------------------------------------------------------------------
International Business Machines Corp.(c)                  15,082      1,461,295
-------------------------------------------------------------------------------
Teradata Corp.(b)(c)                                      20,611        334,310
===============================================================================
                                                                      7,226,875
===============================================================================

COMPUTER STORAGE & PERIPHERALS-3.93%

EMC Corp.(b)(c)                                          171,911      1,959,786
-------------------------------------------------------------------------------
NetApp, Inc.(b)(c)                                        24,768        367,557
-------------------------------------------------------------------------------
Seagate Technology(c)                                     79,906        480,235
===============================================================================
                                                                      2,807,578
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.69%

Alliance Data Systems Corp.(b)(c)                         21,550        796,273
-------------------------------------------------------------------------------
MasterCard, Inc. -Class A(c)                               4,203        703,918
-------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b)(c)                            62,067        422,056
===============================================================================
                                                                      1,922,247
===============================================================================

ELECTRONIC COMPONENTS-1.17%

Dolby Laboratories Inc. -Class A (b)(c)                   24,519        836,343
===============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.98%

Cogent Inc.(b)(c)                                         59,130        703,647
===============================================================================

                                                        SHARES         VALUE
-------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES-1.11%

Tyco Electronics Ltd.(c)                                  71,883   $    793,588
===============================================================================

HOME ENTERTAINMENT SOFTWARE-2.74%

Activision Blizzard, Inc.(b)(c)                          122,619      1,282,595
-------------------------------------------------------------------------------
Nintendo Co., Ltd.  (Japan)                                2,300        674,365
===============================================================================
                                                                      1,956,960
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.00%

AT&T Inc.(c)                                              56,727      1,429,520
===============================================================================

INTERNET RETAIL-0.72%

Amazon.com, Inc.(b)(c)                                     6,982        512,758
===============================================================================

INTERNET SOFTWARE & SERVICES-8.90%

Ariba Inc.(b)(c)                                         117,200      1,023,156
-------------------------------------------------------------------------------
DivX, Inc.(b)                                            109,263        549,593
-------------------------------------------------------------------------------
eBay Inc.(b)(c)                                           75,273        945,429
-------------------------------------------------------------------------------
Google Inc. -Class A(b)(c)                                 6,561      2,283,622
-------------------------------------------------------------------------------
Omniture, Inc.(b)(c)                                      70,862        934,670
-------------------------------------------------------------------------------
Yahoo! Inc.(b)(c)                                         48,213        617,608
===============================================================================
                                                                      6,354,078
===============================================================================

IT CONSULTING & OTHER SERVICES-2.74%

Cognizant Technology Solutions Corp. -Class
   A(b)(c)                                                94,017      1,954,614
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.26%

BlueStream Ventures L.P.  (Acquired
   08/03/00-06/13/08; Cost $3,149,655)(d)(e)                  --        901,329
===============================================================================

SEMICONDUCTOR EQUIPMENT-3.02%

Applied Materials, Inc.                                   84,720        910,740
-------------------------------------------------------------------------------
ASML Holding N.V. -New York Shares
   (Netherlands)(c)                                       55,400        970,054
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
   Inc.(b)(c)                                             12,655        274,107
===============================================================================
                                                                      2,154,901
===============================================================================

SEMICONDUCTORS-13.22%

Intel Corp.(c)                                           180,209      2,712,146
-------------------------------------------------------------------------------
Intersil Corp. -Class A(c)                                95,464      1,097,836
-------------------------------------------------------------------------------
Marvell Technology Group Ltd. (b)(c)                     166,696      1,526,935
-------------------------------------------------------------------------------
Microsemi Corp.(b)(c)                                     84,751        983,112
-------------------------------------------------------------------------------
ON Semiconductor Corp.(b)(c)                             160,816        627,182
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. TECHNOLOGY FUND

                                                        SHARES         VALUE
-------------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

Texas Instruments Inc. (c)                                39,027   $    644,336
-------------------------------------------------------------------------------
Xilinx, Inc. (c)                                          96,590      1,850,664
===============================================================================
                                                                      9,442,211
===============================================================================

SYSTEMS SOFTWARE-14.69%

Check Point Software Technologies Ltd.
   (Israel)(b)(c)                                         97,372      2,162,632
-------------------------------------------------------------------------------
McAfee Inc. (b)(c)                                        78,731      2,637,489
-------------------------------------------------------------------------------
Microsoft Corp. (c)                                      148,828      2,733,970
-------------------------------------------------------------------------------
Novell, Inc. (b)                                         235,866      1,004,789
-------------------------------------------------------------------------------
Oracle Corp.                                              87,887      1,588,118
-------------------------------------------------------------------------------
Red Hat, Inc. (b)                                         20,418        364,257
===============================================================================
                                                                     10,491,255
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.50%

American Tower Corp. -Class A (b)                         58,710      1,786,545
===============================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $88,886,224)                                             67,162,056
===============================================================================

                                                       PRINCIPAL
                                                        AMOUNT
-------------------------------------------------------------------------------
U.S. TREASURY NOTES-0.32%

   3.13%, 11/30/09 (Cost $228,932)                    $  225,000        228,885
===============================================================================

                                                        SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-5.65%

Liquid Assets Portfolio -Institutional
   Class(f)                                            2,016,365      2,016,365
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)              2,016,365      2,016,365
===============================================================================
   Total Money Market Funds
      (Cost $4,032,730)                                               4,032,730
===============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.00%
   (Cost $93,147,886)                                                71,423,671
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-29.69%

Liquid Assets Portfolio -Institutional Class
   (Cost $21,203,592)(f)(g)                           21,203,592     21,203,592
===============================================================================
TOTAL INVESTMENTS-129.69%
   (Cost $114,351,478)                                               92,627,263
===============================================================================
OTHER ASSETS LESS LIABILITIES-(29.69)%                              (21,203,428)
===============================================================================
NET ASSETS-100.00%                                                 $ 71,423,835
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2009.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2009 represented 1.26% of the Fund's Net Assets.

(e) The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. TECHNOLOGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM V.I. TECHNOLOGY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts

AIM V.I. TECHNOLOGY FUND
     of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                INVESTMENTS IN SECURITIES
--------------------------------------------------------------------
Level 1                                                  $90,822,684
--------------------------------------------------------------------
Level 2                                                      903,250
--------------------------------------------------------------------
Level 3                                                      901,329
====================================================================
                                                         $92,627,263
====================================================================

AIM V.I. TECHNOLOGY FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $7,809,106 and $12,000,670, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $  1,595,967
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (21,873,663)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities         $(20,277,696)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $112,904,959.

                             AIM V.I. UTILITIES FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            I-VIUTI-QTR-1 03/09         Invesco Aim Advisors, Inc.

AIM V.I. UTILITIES FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--95.88%

ELECTRIC UTILITIES--37.65%

Duke Energy Corp.                                          136,403   $ 1,953,291
--------------------------------------------------------------------------------
E.ON AG (Germany)                                           64,000     1,777,382
--------------------------------------------------------------------------------
Edison International                                        84,880     2,445,393
--------------------------------------------------------------------------------
Entergy Corp.                                               42,625     2,902,336
--------------------------------------------------------------------------------
Exelon Corp.                                                70,046     3,179,388
--------------------------------------------------------------------------------
FirstEnergy Corp.                                           56,747     2,190,434
--------------------------------------------------------------------------------
FPL Group, Inc.                                             78,000     3,956,940
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                       113,103     1,411,526
--------------------------------------------------------------------------------
Portland General Electric Co.                              103,692     1,823,942
--------------------------------------------------------------------------------
PPL Corp.                                                   76,241     2,188,879
--------------------------------------------------------------------------------
Southern Co.                                                42,801     1,310,567
================================================================================
                                                                      25,140,078
================================================================================

GAS UTILITIES--10.35%

AGL Resources Inc.                                          81,075     2,150,920
--------------------------------------------------------------------------------
EQT Corp.                                                   75,910     2,378,260
--------------------------------------------------------------------------------
ONEOK, Inc.                                                 63,760     1,442,889
--------------------------------------------------------------------------------
Questar Corp.                                               31,890       938,523
================================================================================
                                                                       6,910,592
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.65%

NRG Energy, Inc. (b)                                       100,368     1,766,477
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--10.97%

Alaska Communications Systems Group Inc.                   181,782     1,217,939
--------------------------------------------------------------------------------
AT&T Inc.                                                  108,911     2,744,557
--------------------------------------------------------------------------------
Verizon Communications Inc.                                111,403     3,364,371
================================================================================
                                                                       7,326,867
================================================================================

MULTI-UTILITIES--29.15%

Ameren Corp.                                                24,085       558,531
--------------------------------------------------------------------------------
CMS Energy Corp.                                           218,985     2,592,782
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                    78,009     2,417,499
--------------------------------------------------------------------------------
National Grid PLC (United Kingdom)                         178,191     1,368,960
--------------------------------------------------------------------------------
PG&E Corp.                                                  77,412     2,958,687
--------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                        69,762     2,055,886
--------------------------------------------------------------------------------
Sempra Energy                                               75,054     3,470,497
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                      34,282     1,411,390
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                          141,214     2,630,817
================================================================================
                                                                      19,465,049
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--5.11%

El Paso Corp.                                              256,300     1,601,875
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                  158,902     1,808,305
================================================================================
                                                                       3,410,180
================================================================================
      Total Common Stocks (Cost $69,646,882)                          64,019,243
================================================================================

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.46%

Liquid Assets Portfolio -Institutional Class(c)          1,489,843   $ 1,489,843
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)                1,489,843     1,489,843
================================================================================
      Total Money Market Funds
         (Cost $2,979,686)                                             2,979,686
================================================================================
TOTAL INVESTMENTS--100.34%
   (Cost $72,626,568)                                                 66,998,929
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.34)%                                  (230,641)
================================================================================
NET ASSETS--100.00%                                                  $66,768,288
================================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. UTILITIES FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM V.I. UTILITIES FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1               $66,998,929
---------------------------------------
Level 2                        --
---------------------------------------
Level 3                        --
=======================================
                      $66,998,929
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $1,785,594 and $9,185,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  6,507,612
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (12,347,277)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (5,839,665)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $72,838,594.

Item 2. Controls and Procedures.

     (a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds

By:   /s/ PHILIP A. TAYLOR
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 29, 2009


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ PHILIP A. TAYLOR
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 29, 2009


By:   /s/ SHERI MORRIS
      -----------------------------------------------------------
      Sheri Morris
      Principal Financial Officer

Date: May 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.